UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: September 1, 2015 through February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Funds

February 29, 2016 (Unaudited)

JPMorgan Diversified Real Return Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’s Letter

March 16, 2016 (Unaudited)

Dear Shareholder,

The U.S. economy strengthened sufficiently in late 2015 for the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in a decade but slowing growth elsewhere in the world proved to be an increasing drag on U.S. growth into 2016.

“While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

While gains in U.S. employment and consumer spending continued through the six months ended February 29, 2016, central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March 2016 meeting.

Throughout the past six months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of increasing defaults, particularly in the market for high yield bonds (also known as ‘junk bonds”). Also, energy companies sharply curtailed spending on new projects, which hurt the broader industrial sector that supplies pipeline, construction materials and machinery for oil exploration and production.

Along with low oil prices, the U.S. dollar’s strength relative to other currencies was an important factor over the past six months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of

U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its low-growth trajectory for the past six months. Gross domestic product (GDP), which grew by 2.0% in the third quarter of 2015, increased by 1.4% in the final three months of 2015. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the six months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.1%, though wage growth during the period barely outpaced the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a fully diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management, J.P. Morgan Asset Management

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	1

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Select Class Shares)*	(2.81)%
Barclays 1-10 Year U.S. TIPS Index	1.16%

Net Assets as of 2/29/2016	$48,648,128

INVESTMENT OBJECTIVE**

The JPMorgan Diversified Real Return Fund (the “Fund”) seeks to maximize long-term real return.

HOW DID THE MARKET PERFORM?

U.S. equity markets posted negative returns for the six months ended February 29, 2016. Following a global sell-off in equities in August, stock prices in the U.S. generally rebounded in October to turn in their best one-month performance since late 2011. Leading equity indexes mostly held their ground through November and largely weathered the U.S. Federal Reserve’s December 15, 2015 decision to raise interest rates.

The first week of January 2016 proved to be the worst week on record for U.S. equity prices. For the full month, the Standard & Poor’s 500 Index (“S&P 500”) dropped by 5.07% and the Dow Jones Industrial Average fell 5.50%. Selling was driven by worrisome data on China’s economy and expectations for slower economic growth globally. The continued weakness in commodities prices and the relative strength of the U.S. dollar added to investor concerns. These concerns appeared to ease somewhat in February, though leading equity indexes remained down for the six month reporting period. U.S. Treasury bonds yields, which generally move in the opposite direction of prices, rose slightly on two-year bonds and declined on ten-year and thirty-year bonds. U.S. corporate bonds overall posted positive returns, while high yield debt (also known as “junk bonds”) generally had negative returns.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

The Fund sought to achieve lower volatility than that of U.S. equities, as represented by the S&P 500, by maintaining a meaningful allocation to Treasury Inflation Protected Securities (“TIPS”) and inflation sensitive fixed income investment strategies. The Fund gained exposure to these asset classes primarily through its investments in underlying J.P. Morgan Funds.

For the six months ended February 29, 2016, the Fund’s Select Class Shares underperformed the Barclays 1-10 Year U.S. TIPS Index (the “Benchmark”). The Benchmark only tracks TIPS, while the Fund is invested in a broad range of assets.

During the six month reporting period, prices for oil and other commodities came under pressure amid global oversupply and slowing growth in China. The Fund’s strategic asset allocation to the commodities and natural resources sectors detracted from relative performance. Meanwhile, the Fund’s strategic allocation to real estate investment trusts (REITs) made a positive contribution to relative performance as the overall REIT sector outperformed TIPS during the six month period.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund’s portfolio managers targeted a long-term strategic asset allocation, consisting of the following weights: 16% in TIPS; 30% in other inflation protected fixed income securities; 14% in floating rate securities; 10% in real estate securities; 10% in commodities; 10% in natural resources equities, including a direct equity investment in securities of agriculture and agricultural-related companies; 5% in infrastructure equities and 5% in cash and cash equivalents, such as money market funds. The Fund’s portfolio managers employed a momentum-based rebalancing strategy, making tactical investments based on the market conditions facing each asset class in their view of longer-term strategic allocation. At the end of the reporting period, the Fund had less exposure to TIPS, global natural resources and commodities, while maintaining overweight exposures to credit and REITs compared with the target weights in its longer-term strategic asset allocation.

PROPOSED CHANGE TO THE FUND

At its February meeting, the Board of Trustees approved changes to the Fund’s investment strategies and increases in the Fund’s expense caps subject to approval by shareholders of a new investment advisory agreement (the “Proposed New Advisory Agreement”) between the Fund’s investment adviser, J.P. Morgan Investment Management Inc. (JPMIM), and the Trust, on behalf of the Fund. The Proposed New Advisory Agreement is subject to a higher investment advisory fee than the investment advisory fee under the current investment advisory agreement. The Proposed New Advisory Agreement will require shareholder approval before it is implemented.

Currently, the Fund employs a “fund-of-funds” strategy and seeks to meet this objective by investing in other J.P. Morgan Funds and to a lesser extent, exchange-traded funds. Under the proposed new changes, the Fund would change its strategy from a “fund-of-funds” strategy to a strategy pursuant to which the Fund would invest directly in securities and other instruments by allocating its assets to sleeves managed by various portfolio management teams within JPMIM. The Fund’s investment objective would not change. Subject to the approval

2	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

of the Proposed New Advisory Agreement by shareholders at the special meeting of shareholders, as discussed above, the Proposed New Strategy will become effective July 1, 2016 or such later date as the Proposed New Advisory Agreement is approved by shareholders.

TOP TEN HOLDINGS OF THE PORTFOLIO***
1.	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	27.3%
2.	JPMorgan Floating Rate Income Fund, Class R6 Shares	13.9
3.	JPMorgan Realty Income Fund, Class R6 Shares	11.9
4.	SPDR Barclays TIPS ETF	9.6
5.	JPMorgan High Yield Fund, Class R6 Shares	9.1
6.	JPMorgan Commodities Strategy Fund, Class R6 Shares	5.5
7.	iShares Global Infrastructure ETF	4.8
8.	iShares TIPS Bond ETF	4.0
9.	iShares Global Energy ETF	1.9
10.	iShares MSCI Global Metals & Mining Producers ETF	0.9

PORTFOLIO COMPOSITION BY ASSET CLASS***
Fixed Income	63.9%
Alternative Assets	17.3
International Equity	10.0
U.S. Equity	1.5
U.S. Treasury Obligation	0.3
Short-Term Investment	7.0

*	The return shown is based on the net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.
**	The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	3

JPMorgan Diversified Real Return Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29, 2016

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	3 YEAR	SINCE INCEPTION
CLASS A SHARES	March 31, 2011
With Sales Charge**		(7.28)%	(12.67)%	(4.03)%	(2.12)%
Without Sales Charge		(2.93)	(8.53)	(2.56)	(1.20)
CLASS C SHARES	March 31, 2011
With CDSC***		(4.18)	(9.99)	(3.06)	(1.69)
Without CDSC		(3.18)	(8.99)	(3.06)	(1.69)
CLASS R2 SHARES	March 31, 2011	(3.08)	(8.79)	(2.82)	(1.45)
CLASS R5 SHARES	March 31, 2011	(2.75)	(8.25)	(2.23)	(0.86)
SELECT CLASS SHARES	March 31, 2011	(2.81)	(8.29)	(2.32)	(0.95)

*	Not annualized
**	Sales Charge for Class A Shares is 4.50%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (3/31/11 — 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced operations on March 31, 2011.

The graph illustrates comparative performance for $1,000,000 invested in Select Class Shares of the JPMorgan Diversified Real Return Fund, the Barclays 1-10 Year U.S. TIPS Index, the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted and the Lipper Alternative Global Macro Funds Index from March 31, 2011 to February 29, 2016. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays 1-10 Year U.S. TIPS Index and the Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted does not reflect the deduction of expenses or a sales charge associated with a mutual fund. The performance of the Barclays 1-10 Year U.S. TIPS Index has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the benchmark, if applicable. The performance of the Lipper Alternative Global Macro Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays 1-10 Year U.S. TIPS Index represents the performance of intermediate (1-10 year) U.S. Treasury Inflation Protection Securities. The Consumer Price Index (CPI) for All Urban Consumers-Seasonally Adjusted is a measure of the change in prices of goods and services purchased by urban consumers. Seasonal adjustment removes the effects of recurring seasonal influences from many economic series, including consumer prices. The adjustment process quantifies seasonal patterns and then factors them out of the series to permit analysis of non-seasonal price movements. Changing climatic conditions, production cycles, model changeovers, holidays, and sales can cause seasonal variation in prices. The Lipper Alternative Global Macro Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an Index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.3%
	Consumer Staples — 1.4%
	Food Products — 1.4%
130	AAK AB, (Sweden)	8,859
2,800	Archer-Daniels-Midland Co.	97,888
100	Ariake Japan Co., Ltd., (Japan)	5,502
1,688	Associated British Foods plc, (United Kingdom)	78,574
405	Austevoll Seafood ASA, (Norway)	2,768
183	Bakkafrost P/F, (Faroe Islands)	6,538
10	Barry Callebaut AG, (Switzerland) (a)	10,482
3,000	BRF S.A., (Brazil), ADR	38,310
700	Bunge Ltd., (Bermuda)	34,804
200	Cal-Maine Foods, Inc.	10,676
360	Chia Tai Enterprises International Ltd., (Hong Kong) (a)	90
10,000	China Agri-Industries Holdings Ltd., (Hong Kong) (a)	2,764
6,000	China Yurun Food Group Ltd., (China) (a)	903
40	CJ CheilJedang Corp., (South Korea)	11,697
30,000	CP Pokphand Co., Ltd., (Hong Kong)	2,430
700	Darling Ingredients, Inc. (a)	6,307
11	Emmi AG, (Switzerland) (a)	5,285
2,200	First Resources Ltd., (Singapore)	2,980
200	Fresh Del Monte Produce, Inc.	8,022
807	Glanbia plc, (Ireland)	16,074
28,800	Golden Agri-Resources Ltd., (Singapore)	7,578
840	GrainCorp Ltd., (Australia), Class A	4,693
100	Hokuto Corp., (Japan)	1,799
300	Ingredion, Inc.	30,366
400	Maple Leaf Foods, Inc., (Canada)	6,743
1,583	Marine Harvest ASA, (Norway) (a)	22,606
200	Maruha Nichiro Corp., (Japan)	3,987
1,000	NH Foods Ltd., (Japan)	21,040
2,000	Nichirei Corp., (Japan)	15,181
1,000	Nippon Flour Mills Co., Ltd., (Japan)	7,311
1,300	Nippon Suisan Kaisha Ltd., (Japan)	6,024
300	Pilgrim’s Pride Corp.	7,335
200	Sakata Seed Corp., (Japan)	4,867
244	Salmar ASA, (Norway)	5,032
100	Sanderson Farms, Inc.	9,126
1	Seaboard Corp. (a)	2,925
329	Select Harvests Ltd., (Australia)	1,002
326	Suedzucker AG, (Germany)	4,897
2,139	Tate & Lyle plc, (United Kingdom)	17,381
500	Toyo Suisan Kaisha Ltd., (Japan)	17,914
1,400	Tyson Foods, Inc., Class A	90,650
4,000	Vitasoy International Holdings Ltd., (Hong Kong)	6,602

SHARES	SECURITY DESCRIPTION	VALUE($)

	Food Products — continued
353	Wessanen, (Netherlands)	3,625
11,300	Wilmar International Ltd., (Singapore)	24,980

	Total Consumer Staples	674,617

	Industrials — 0.5%
	Construction & Engineering — 0.0% (g)
283	OCI N.V., (Netherlands) (a)	5,136

	Machinery — 0.5%
100	Ag Growth International, Inc., (Canada)	1,854
400	AGCO Corp.	19,796
4,616	CNH Industrial N.V., (United Kingdom)	30,604
1,400	Deere & Co.	112,252
1,000	Iseki & Co., Ltd., (Japan)	1,674
6,000	Kubota Corp., (Japan)	76,808

		242,988

	Total Industrials	248,124

	Materials — 1.4%
	Chemicals — 1.4%
600	Agrium, Inc., (Canada)	51,667
100	American Vanguard Corp.	1,261
1,100	CF Industries Holdings, Inc.	40,106
8,000	China BlueChemical Ltd., (China), Class H	1,770
600	FMC Corp.	22,584
2,417	Israel Chemicals Ltd., (Israel)	9,296
15	Israel Corp., Ltd. (The), (Israel)	2,127
883	K+S AG, (Germany)	18,457
2,000	Monsanto Co.	179,980
1,600	Mosaic Co. (The)	42,640
200	Nihon Nohyaku Co., Ltd., (Japan)	1,093
833	Nufarm Ltd., (Australia)	4,055
380	PhosAgro OAO, (Russia), Reg. S, GDR	4,845
3,800	Potash Corp. of Saskatchewan, Inc., (Canada)	64,401
200	Scotts Miracle-Gro Co. (The), Class A	13,804
400	Sociedad Quimica y Minera de Chile S.A., (Chile), ADR	7,076
420	Syngenta AG, (Switzerland)	168,202
815	Yara International ASA, (Norway)	31,583

	Total Materials	664,947

	Total Common Stocks (Cost $1,666,123)	1,587,688

Exchange-Traded Funds — 21.9%
	Fixed Income — 13.6%
17,262	iShares TIPS Bond ETF	1,946,463
83,240	SPDR Barclays TIPS ETF	4,675,591

	Total Fixed Income	6,622,054

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	5

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange-Traded Funds — continued
	International Equity — 8.3%
33,906	iShares Global Energy ETF	917,496
64,499	iShares Global Infrastructure ETF	2,321,964
51,032	iShares MSCI Global Metals & Mining Producers ETF	421,524
18,209	Market Vectors Gold Miners ETF	352,891

	Total International Equity	4,013,875

	Total Exchange-Traded Funds (Cost $11,217,487)	10,635,929

Investment Companies — 67.5% (b)
	Alternative Assets — 17.3%
334,196	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	2,656,861
453,607	JPMorgan Realty Income Fund, Class R6 Shares	5,760,804

	Total Alternative Assets	8,417,665

	Fixed Income — 50.2%
763,779	JPMorgan Floating Rate Income Fund, Class R6 Shares	6,767,079
659,125	JPMorgan High Yield Fund, Class R6 Shares	4,402,955
1,308,009	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	13,276,287

	Total Fixed Income	24,446,321

	Total Investment Companies (Cost $34,509,163)	32,863,986

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligation — 0.2%
125,000	U.S. Treasury Note, 0.500%, 01/31/17 (k) (Cost $124,743)	124,795

SHARES
Short-Term Investment — 7.0%
	Investment Company — 7.0%
3,395,038	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $3,395,038)	3,395,038

	Total Investments — 99.9% (Cost $50,912,554)	48,607,436
	Other Assets in Excess of Liabilities — 0.1%	40,692

	NET ASSETS — 100.0%	$48,648,128

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL VALUE AT FEBRUARY 29, 2016	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
20	E-mini S&P 500	03/18/16	USD	$1,929,500	$(71,568)

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
GDR	— Global Depositary Receipt
MSCI	— Morgan Stanley Capital International
Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

SPDR	— Standard & Poor’s Depositary Receipts
TIPS	— Treasury Inflation Protected Security
USD	— United States Dollar

(a)	— Non-income producing security.
(b)	— Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(g)	— Amount rounds to less than 0.1%.
(k)	— All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	— The rate shown is the current yield as of February 29, 2016.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments as described in Note 2.A. of the Notes to Financial Statements are $656,511 and 1.4%, respectively.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	7

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (Unaudited)

Diversified Real Return Fund
ASSETS:
Investments in non-affiliates, at value	$12,348,412
Investments in affiliates, at value	36,259,024

Total investment securities, at value	48,607,436
Cash	21,048
Foreign currency, at value	3,977
Receivables:
Fund shares sold	86,154
Interest and dividends from non-affiliates	3,084
Dividends from affiliates	815
Tax reclaims	3,911
Due from Adviser	13,690

Total Assets	48,740,115

LIABILITIES:
Payables:
Fund shares redeemed	2,542
Variation margin on futures contracts	13,200
Accrued liabilities:
Distribution fees	888
Shareholder servicing fees	1,013
Custodian and accounting fees	18,231
Trustees’ and Chief Compliance Officer’s fees	141
Audit fees	38,073
Registration fees	8,765
Other	9,134

Total Liabilities	91,987

Net Assets	$48,648,128

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

Diversified Real Return Fund
NET ASSETS:
Paid-in-Capital	$56,023,552
Accumulated undistributed (distributions in excess of) net investment income	(30,329)
Accumulated net realized gains (losses)	(4,968,119)
Net unrealized appreciation (depreciation)	(2,376,976)

Total Net Assets	$48,648,128

Net Assets:
Class A	$2,883,311
Class C	427,194
Class R2	128,194
Class R5	31,358,215
Select Class	13,851,214

Total	$48,648,128

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	220,751
Class C	32,816
Class R2	9,790
Class R5	2,389,279
Select Class	1,056,781

Net Asset Value (a):
Class A — Redemption price per share	$13.06
Class C — Offering price per share (b)	13.02
Class R2 — Offering and redemption price per share	13.09
Class R5 — Offering and redemption price per share	13.12
Select Class — Offering and redemption price per share	13.11
Class A maximum sales charge	4.50%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$13.68

Cost of investments in non-affiliates	$13,008,353
Cost of investments in affiliates	37,904,201
Cost of foreign currency	3,955

(a)	Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	9

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

Diversified Real Return Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$118,050
Dividend income from affiliates	471,041
Interest income from non-affiliates	287
Foreign taxes withheld	(380)

Total investment income	588,998

EXPENSES:
Investment advisory fees	24,600
Administration fees	24,600
Distribution fees:
Class A	3,632
Class C	1,695
Class R2	360
Shareholder servicing fees:
Class A	3,632
Class C	565
Class R2	180
Class R5	7,933
Select Class	17,459
Custodian and accounting fees	24,986
Professional fees	40,257
Trustees’ and Chief Compliance Officer’s fees	337
Printing and mailing costs	10,794
Registration and filing fees	37,059
Transfer agent fees (See Note 2.G.)	2,205
Sub-transfer agent fees (See Note 2.G.)	11,394
Other	2,925

Total expenses	214,613

Less fees waived	(72,897)
Less expense reimbursements	(63,682)

Net expenses	78,034

Net investment income (loss)	510,964

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	(228,345)
Investments in affiliates	(429,548)
Futures	(138,603)
Foreign currency transactions	(173)

Net realized gain (loss)	(796,669)

Distributions of capital gains received from investment company affiliates	287,211

Change in net unrealized appreciation/depreciation on:
Investments in non-affiliates	(239,664)
Investments in affiliates	(1,245,738)
Futures	70,220
Foreign currency translations	27

Change in net unrealized appreciation/depreciation	(1,415,155)

Net realized/unrealized gains (losses)	(1,924,613)

Change in net assets resulting from operations	$(1,413,649)

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

	Diversified Real Return Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$510,964	$1,044,967
Net realized gain (loss)	(796,669)	(910,353)
Distributions of capital gains received from investment company affiliates	287,211	271,895
Change in net unrealized appreciation/depreciation	(1,415,155)	(5,014,978)

Change in net assets resulting from operations	(1,413,649)	(4,608,469)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(33,967)	(31,193)
Class C
From net investment income	(4,128)	(5,570)
Class R2
From net investment income	(1,580)	(1,217)
Class R5
From net investment income	(443,337)	(769,210)
Select Class
From net investment income	(188,290)	(261,707)

Total distributions to shareholders	(671,302)	(1,068,897)

CAPITAL TRANSACTIONS:
Change in net assets resulting from capital transactions	845,019	(8,870,662)

NET ASSETS:
Change in net assets	(1,239,932)	(14,548,028)
Beginning of period	49,888,060	64,436,088

End of period	$48,648,128	$49,888,060

Accumulated undistributed (distributions in excess of) net investment income	$(30,329)	$130,009

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	11

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

	Diversified Real Return Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$3,139,132	$721,688
Distributions reinvested	33,967	31,193
Cost of shares redeemed	(2,163,287)	(529,278)

Change in net assets resulting from Class A capital transactions	$1,009,812	$223,603

Class C
Proceeds from shares issued	$7,494	$324,562
Distributions reinvested	3,723	4,957
Cost of shares redeemed	(59,223)	(230,509)

Change in net assets resulting from Class C capital transactions	$(48,006)	$99,010

Class R2
Proceeds from shares issued	$25,211	$155,744
Distributions reinvested	197	550
Cost of shares redeemed	(50,392)	(35,876)

Change in net assets resulting from Class R2 capital transactions	$(24,984)	$120,418

Class R5
Proceeds from shares issued	$4,238,401	$24,389,836
Distributions reinvested	443,337	758,828
Cost of shares redeemed	(5,036,246)	(31,095,872)

Change in net assets resulting from Class R5 capital transactions	$(354,508)	$(5,947,208)

Select Class
Proceeds from shares issued	$1,048,673	$5,302,966
Distributions reinvested	182,693	257,511
Cost of shares redeemed	(968,661)	(8,926,962)

Change in net assets resulting from Select Class capital transactions	$262,705	$(3,366,485)

Total change in net assets resulting from capital transactions	$845,019	$(8,870,662)

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

	Diversified Real Return Fund
	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
SHARE TRANSACTIONS:
Class A
Issued	235,023	50,064
Reinvested	2,563	2,189
Redeemed	(165,233)	(36,543)

Change in Class A Shares	72,353	15,710

Class C
Issued	564	22,612
Reinvested	281	349
Redeemed	(4,473)	(15,958)

Change in Class C Shares	(3,628)	7,003

Class R2
Issued	1,940	10,766
Reinvested	15	39
Redeemed	(3,847)	(2,484)

Change in Class R2 Shares	(1,892)	8,321

Class R5
Issued	319,111	1,683,548
Reinvested	33,244	52,949
Redeemed	(377,838)	(2,142,113)

Change in Class R5 Shares	(25,483)	(405,616)

Select Class
Issued	78,576	364,317
Reinvested	13,716	18,004
Redeemed	(73,505)	(615,175)

Change in Select Class Shares	18,787	(232,854)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	13

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss) (b)(c)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain		Total distributions
Diversified Real Return Fund
Class A
Six Months Ended February 29, 2016 (Unaudited)	$13.61	$0.13	(i)	$(0.52)	$(0.39)	$(0.16)	$—		$(0.16)
Year Ended August 31, 2015	15.08	0.23	(i)	(1.47)	(1.24)	(0.23)	—		(0.23)
Year Ended August 31, 2014	14.25	0.22	(i)	0.89	1.11	(0.28)	—		(0.28)
Year Ended August 31, 2013	15.07	0.21		(0.78)	(0.57)	(0.24)	(0.01)		(0.25)
Year Ended August 31, 2012	15.14	0.21	(i)	(0.11)	0.10	(0.17)	—	(j)	(0.17)
March 31, 2011(k) through August 31, 2011	15.00	0.10	(i)	0.08	0.18	(0.04)	—		(0.04)

Class C
Six Months Ended February 29, 2016 (Unaudited)	13.56	0.08	(i)	(0.50)	(0.42)	(0.12)	—		(0.12)
Year Ended August 31, 2015	15.05	0.16	(i)	(1.47)	(1.31)	(0.18)	—		(0.18)
Year Ended August 31, 2014	14.20	0.14	(i)	0.89	1.03	(0.18)	—		(0.18)
Year Ended August 31, 2013	15.03	0.12		(0.76)	(0.64)	(0.18)	(0.01)		(0.19)
Year Ended August 31, 2012	15.13	0.14	(i)	(0.12)	0.02	(0.12)	—	(j)	(0.12)
March 31, 2011(k) through August 31, 2011	15.00	0.08	(i)	0.08	0.16	(0.03)	—		(0.03)

Class R2
Six Months Ended February 29, 2016 (Unaudited)	13.64	0.10	(i)	(0.51)	(0.41)	(0.14)	—		(0.14)
Year Ended August 31, 2015	15.12	0.16	(i)	(1.44)	(1.28)	(0.20)	—		(0.20)
Year Ended August 31, 2014	14.24	0.18	(i)	0.89	1.07	(0.19)	—		(0.19)
Year Ended August 31, 2013	15.06	0.16		(0.76)	(0.60)	(0.21)	(0.01)		(0.22)
Year Ended August 31, 2012	15.14	0.18	(i)	(0.12)	0.06	(0.14)	—	(j)	(0.14)
March 31, 2011(k) through August 31, 2011	15.00	0.09	(i)	0.08	0.17	(0.03)	—		(0.03)

Class R5
Six Months Ended February 29, 2016 (Unaudited)	13.68	0.14	(i)	(0.51)	(0.37)	(0.19)	—		(0.19)
Year Ended August 31, 2015	15.15	0.29	(i)	(1.49)	(1.20)	(0.27)	—		(0.27)
Year Ended August 31, 2014	14.31	0.26	(i)	0.91	1.17	(0.33)	—		(0.33)
Year Ended August 31, 2013	15.11	0.26		(0.78)	(0.52)	(0.27)	(0.01)		(0.28)
Year Ended August 31, 2012	15.16	0.19	(i)	(0.03)	0.16	(0.21)	—	(j)	(0.21)
March 31, 2011(k) through August 31, 2011	15.00	0.12	(i)	0.09	0.21	(0.05)	—		(0.05)

Select Class
Six Months Ended February 29, 2016 (Unaudited)	13.66	0.13	(i)	(0.50)	(0.37)	(0.18)	—		(0.18)
Year Ended August 31, 2015	15.13	0.26	(i)	(1.47)	(1.21)	(0.26)	—		(0.26)
Year Ended August 31, 2014	14.29	0.26	(i)	0.89	1.15	(0.31)	—		(0.31)
Year Ended August 31, 2013	15.10	0.24		(0.78)	(0.54)	(0.26)	(0.01)		(0.27)
Year Ended August 31, 2012	15.16	0.28	(i)	(0.14)	0.14	(0.20)	—	(j)	(0.20)
March 31, 2011(k) through August 31, 2011	15.00	0.12	(i)	0.08	0.20	(0.04)	—		(0.04)

(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Net investment income (loss) is affected by timing of distributions from Underlying Funds.
(c)	Calculated based upon average shares outstanding.
(d)	Not annualized for periods less than one year.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.
(g)	Does not include expenses of Underlying Funds.
(h)	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.
(i)	Net investment income (loss) may appear disproportionate among classes due to the timing of recognition of income and changes in the relative size of the classes.
(j)	Amount rounds to less than $0.01.
(k)	Commencement of operations.
(l)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

14	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (d)(e)	Net assets, end of period	Net expenses (f)(g)		Net investment income (loss) (b)(f)		Expenses without waivers, reimbursements and earnings credits (g)		Portfolio turnover rate (d)(h)

$13.06	(2.85)%	$2,883,311	0.61%		2.03	%(i)	1.35%		17%
13.61	(8.28)	2,020,268	0.61		1.58	(i)	1.29		91
15.08	7.88	2,001,598	0.61		1.51	(i)	1.13		59
14.25	(3.81)	3,345,116	0.61		1.39		0.99		39
15.07	0.70	1,904,463	0.61		1.43	(i)	1.29		42
15.14	1.21	189,874	0.61	(l)	1.64	(i)(l)	31.73	(l)	13

13.02	(3.10)	427,194	1.11		1.24	(i)	1.87		17
13.56	(8.74)	494,218	1.11		1.10	(i)	1.78		91
15.05	7.34	443,103	1.11		0.98	(i)	1.60		59
14.20	(4.29)	2,073,901	1.11		0.82		1.49		39
15.03	0.16	2,091,357	1.11		0.96	(i)	1.88		42
15.13	1.06	338,775	1.11	(l)	1.28	(i)(l)	30.38	(l)	13

13.09	(3.01)	128,194	0.86		1.57	(i)	1.77		17
13.64	(8.51)	159,377	0.86		1.09	(i)	1.55		91
15.12	7.60	50,821	0.86		1.25	(i)	1.34		59
14.24	(4.03)	1,309,391	0.86		1.06		1.24		39
15.06	0.45	1,329,140	0.86		1.23	(i)	1.47		42
15.14	1.12	50,563	0.86	(l)	1.37	(i)(l)	33.56	(l)	13

13.12	(2.75)	31,358,215	0.26		2.12	(i)	0.79		17
13.68	(7.97)	33,033,858	0.26		2.01	(i)	0.74		91
15.15	8.24	42,715,599	0.26		1.74	(i)	0.66		59
14.31	(3.44)	70,551,417	0.26		1.73		0.54		39
15.11	1.08	42,521,881	0.26		1.26	(i)	0.64		42
15.16	1.39	60,354	0.26	(l)	1.93	(i)(l)	32.71	(l)	13

13.11	(2.73)	13,851,214	0.36		2.03	(i)	0.93		17
13.66	(8.06)	14,180,339	0.36		1.80	(i)	0.94		91
15.13	8.16	19,224,967	0.36		1.75	(i)	0.90		59
14.29	(3.58)	17,911,308	0.36		1.59		0.74		39
15.10	0.95	12,897,374	0.36		1.86	(i)	1.00		42
15.16	1.37	1,097,846	0.36	(l)	1.82	(i)(l)	32.78	(l)	13

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Classes Offered	Diversified/Non-Diversified
Diversified Real Return Fund	Class A, Class C, Class R2, Class R5 and Select Class	Diversified

The investment objective of the Fund is to seek to maximize long-term real return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments shall be valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

16	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Staples	$343,152	$331,465	$—	$674,617
Industrials	164,506	83,618	—	248,124
Materials	428,364	236,583	—	664,947

Total Common Stocks	936,022	651,666	—	1,587,688

Debt Security
U.S. Treasury Obligation	—	124,795	—	124,795
Exchange-Traded Funds	10,635,929	—	—	10,635,929
Investment Companies	32,863,986	—	—	32,863,986
Short-Term Investment
Investment Company	3,395,038	—	—	3,395,038

Total Investments in Securities	$47,830,975	$776,461	$—	$48,607,436

Depreciation in Other Financial Instruments
Futures Contracts	$(71,568)	$—	$—	$(71,568)

There were no significant transfers between level 1 and level 2 during the six months ended February 29, 2016.

B. Investment Transactions with Affiliates — The Fund invests in Underlying Funds which are advised by J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”) or its affiliates pursuant to Section 12(d)(1)(G) of the 1940 Act. An issuer which is under common control with the Fund may be considered an affiliate. For the purposes of the financial statements, the Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the realized gain (loss) amounts in the table below are distributions of realized capital gains, if any, received from the Underlying Funds.

		For the six months ended February 29, 2016
Affiliate	Value at August 31, 2015	Purchase Cost	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Shares at February 29, 2016	Value at February 29, 2016
JPMorgan Commodities Strategy Fund, Class R6 Shares	$3,456,509	$—	$262,158	$(195,002)	$—	334,196	$2,656,861
JPMorgan Floating Rate Income Fund, Class R6 Shares	5,528,728	2,424,756	644,520	(62,131)	170,120	763,779	6,767,079
JPMorgan High Yield Fund, Class R6 Shares	4,523,890	592,167	303,240	(34,276)	137,600	659,125	4,402,955
JPMorgan Inflation Managed Bond Fund, Class R6 Shares	14,316,829	1,021,349	2,049,630	(63,821)	82,548	1,308,009	13,276,287
JPMorgan Prime Money Market Fund, Institutional Class Shares	2,003,491	10,813,966	9,422,419	—	2,098	3,395,038	3,395,038
JPMorgan Realty Income Fund, Class R5 Shares	5,960,844	141,199	4,603,071	(24,266)	21,199	—	—
JPMorgan Realty Income Fund, Class R6 Shares	—	6,280,386	1,844,764	237,159	57,476	453,607	5,760,804

Total	$35,790,291			$(142,337)	$471,041		$36,259,024

C. Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge equity price and interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts exposes the Fund to equity price and interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The table below discloses the volume of the Fund’s futures contracts activity during the six months ended February 29, 2016:

	Average Notional Balance		Ending Notional Balance
Long Futures Contracts:
Equity	$2,218,471		$1,929,500
Interest Rate	463,875	(a)	—

Short Futures Contracts:
Interest Rate	3,277,031	(a)	—

(a)	For the period September 1, 2015 through September 30, 2015.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

D. Summary of Derivative Information — The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities:

Derivative Contracts	Statement of Assets and Liabilities Location
Gross Liabilities:		Futures Contracts (a)
Equity contracts	Receivables, Net Assets — Unrealized Depreciation	$(71,568)

(a)	This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflect the current day variation margin receivable/payable from/to brokers.

The following tables present the effect of derivatives on the Statement of Operations for the six months ended February 29, 2016, by primary underlying risk exposure:

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations
Derivative Contracts	Futures Contracts	Forward Foreign Exchange Contracts	Total
Equity contracts	$(134,982)	$—	$(134,982)
Foreign exchange contracts	—	101	101
Interest rate contracts	(3,621)	—	(3,621)

Total	$(138,603)	$101	$(138,502)

18	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on Statement of Operations
Derivative Contracts	Futures Contracts
Equity contracts	$75,673
Interest rate contracts	(5,453)

Total	$70,220

The Fund’s derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

E. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income net of foreign taxes withheld, if any, and distributions of net investment income and realized capital gains from the Underlying Funds and ETFs, if any, are recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent and sub-transfer agent fees charged to each class of the Fund for the six months ended February 29, 2016 are as follows:

	Class A	Class C	Class R2	Class R5	Select Class	Total
Transfer agent fees	509	379	197	643	477	2,205
Sub-transfer agent fees	2,013	56	49	9,174	102	11,394

The Fund invests in Underlying Funds and ETFs and, as a result, bears a portion of the expenses incurred by these Underlying Funds and ETFs. These expenses are not reflected in the expenses shown on the Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights. Certain expenses of affiliated Underlying Funds are waived as described in Note 3.F.

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid quarterly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser, an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.10% of the Fund’s average daily net assets on the first $500 million in Fund assets; 0.075% of the Fund’s average daily net assets between $500 million and $1 billion and 0.05% of the Fund’s average daily net assets in excess of $1 billion. For the six months ended February 29, 2016, the effective rate was 0.10% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

The Administrator waived Administration fees as outlined in Note 3.F.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 29, 2016, the Distributor retained the following amounts:

Front-End Sales Charge	CDSC
$23	$—

D. Shareholder Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse expenses to the extent that total annual operating expenses of the Fund (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales (effective January 1, 2016), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.61%	1.11%	0.86%	0.26%	0.36%

20	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

The expense limitation agreement was in effect for the six months ended February 29, 2016 and is in place until at least December 30, 2016.

For the six months ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows. None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers
Investment Advisory	Administration	Shareholder Servicing	Total	Contractual Reimbursements
$24,600	$24,600	$23,348	$72,548	$63,682

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2015, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to December 29, 2015, a portion of the waiver was voluntary.

Waivers resulting from investments in these money market funds for the six months ended February 29, 2016 were $349.

The Underlying Funds may impose separate shareholder servicing fees. To avoid charging a shareholder servicing fee at an effective rate above 0.25% for Class A, Class C, Class R2 and Select Class Shares and above 0.05% for Class R5 Shares, the Fund’s Distributor may waive shareholder servicing fees with respect to the Fund in an amount equal to the weighted average pro-rata amount of shareholder servicing fees charged by the affiliated Underlying Funds. This waiver may be in addition to any waivers required to meet the Fund’s contractual expense limitations, but will not exceed the Fund’s shareholder servicing fees.

G. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

The SEC has granted an exemptive order permitting the Fund to invest in certain financial instruments in addition to Underlying Funds and securities.

4. Investment Transactions

During the six months ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows:

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)	Purchases of U.S. Government	Sales of U.S. Government
$7,964,956	$8,438,037	$124,707	$25,000

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$50,912,554	$1,796,163	$4,101,281	$(2,305,118)

At August 31, 2015, the Fund had net capital loss carryforwards as follows:

Capital Loss Carryforward Character
Short-Term	Long-Term
$2,940,897	$815,428

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at, February 29, 2016, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, the Fund had two shareholders, which are accounts maintained by financial intermediaries on behalf of their clients, that collectively owned shares representing 46.8% of the Fund’s net assets.

As of February 29, 2016, the Adviser had discretion on behalf of certain of its clients with respect to the purchase or sale of shares representing 21.3% of the Fund’s net assets.

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

Because of the Fund’s investments in Underlying Funds and ETFs, the Fund indirectly pays a portion of the expenses incurred by the Underlying Funds and ETFs. As a result, the cost of investing in the Fund may be higher than the cost of investing in a mutual fund that invests directly in individual securities and financial instruments. The Fund is also subject to certain risks related to the Underlying Funds’ and ETFs’ investments in securities and financial instruments such as fixed income securities, including high yield, asset-backed and mortgage-related securities, including collateralized mortgage obligations and stripped mortgage-backed securities, equity securities, commodities and real estate securities and convertible securities. These securities are subject to risks specific to their structure, sector or market. The Fund invests in unaffiliated ETFs. ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles and may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index. The price movement of an index-based ETF may not track the underlying index and may result in a loss. In addition, ETFs may trade at a price below or above their NAV (also known as a discount or premium, respectively).

In addition, the Underlying Funds and ETFs may use derivative instruments in connection with their individual investment strategies including futures, forward foreign currency exchange contracts, options, swaps and other derivatives, which are also subject to specific risks related to their structure, sector or market and may be riskier than investments in other types of securities.

Specific risks and concentrations present in the Underlying Funds and ETFs are disclosed within their individual financial statements and registration statements, as appropriate.

8. Other Matters

At its February 2016 meeting, the Board approved changes to the Fund’s investment strategies and increases in the Fund’s expense caps subject to approval by shareholders of a new investment advisory agreement (the “Proposed New Advisory Agreement”) between JPMIM and the Trust, on behalf of the Fund. The Proposed New Advisory Agreement is subject to a higher investment advisory fee than the investment advisory fee under the current investment advisory agreement. The Proposed New Advisory Agreement will require shareholder approval before it is implemented.

Currently, the Fund employs a “fund-of-funds” strategy and seeks to meet this objective by investing in other J.P. Morgan Funds and to a lesser extent, exchange traded funds. Under the proposed new changes, the Fund would change its strategy from a “fund-of-funds” strategy to a strategy pursuant to which the Fund would invest directly in securities and other instruments by allocating its assets to sleeves managed by various portfolio management teams within JPMIM. The Fund’s investment objective would not change. Subject to the approval of the Proposed New Advisory Agreement by shareholders at the special meeting of shareholders expected to take place on or about June 21, 2016, the Proposed New Strategy will become effective July 1, 2016 or such later date as the Proposed New Advisory Agreement is approved by shareholders.

22	J.P. MORGAN FUNDS	FEBRUARY 29, 2016

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in each Class (not including expenses of the Underlying Funds and ETFs) and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1, 2015 and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees and expenses of the Underlying Funds and ETFs. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value September 1, 2015	Ending Account Value February 29, 2016	Expenses Paid During the Period*	Annualized Expense Ratio
Diversified Real Return Fund
Class A
Actual	$1,000.00	$971.50	$2.99	0.61%
Hypothetical	1,000.00	1,021.83	3.07	0.61
Class C
Actual	1,000.00	969.00	5.43	1.11
Hypothetical	1,000.00	1,019.34	5.57	1.11
Class R2
Actual	1,000.00	969.90	4.21	0.86
Hypothetical	1,000.00	1,020.59	4.32	0.86
Class R5
Actual	1,000.00	972.50	1.28	0.26
Hypothetical	1,000.00	1,023.57	1.31	0.26
Select Class
Actual	1,000.00	972.70	1.77	0.36
Hypothetical	1,000.00	1,023.07	1.81	0.36

*	Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period.)

FEBRUARY 29, 2016	J.P. MORGAN FUNDS	23

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2016. All rights reserved. February 2016.

SAN-DRR-216

Semi-Annual Report

J.P. Morgan Income Funds

February 29, 2016 (Unaudited)

JPMorgan Global Bond Opportunities Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objectives, strategies and risks. Call J.P.
Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 16, 2016 (Unaudited)

Dear Shareholder,

The U.S. economy strengthened sufficiently in late 2015 for the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in a decade but slowing growth elsewhere in the world proved to be an increasing drag on U.S. growth into 2016.

 “While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

While gains in U.S. employment and consumer spending continued through the six months ended February 29, 2016, central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March 2016 meeting.

Throughout the past six months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of increasing defaults, particularly in the market for high yield bonds (also known as “junk bonds”). Also, energy companies sharply curtailed spending on new projects, which hurt the broader industrial sector that supplies pipeline, construction materials and machinery for oil exploration and production.

Along with low oil prices, the U.S. dollar’s strength relative to other currencies was an important factor over the past six months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings

of U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its
low-growth trajectory for the past six months. Gross domestic product (GDP), which grew by 2.0% in the third quarter of 2015, increased by 1.4% in the final three months of 2015. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the six months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.1%, though wage growth during the period barely outpaced the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a fully diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management,

J.P. Morgan Asset
Management

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

1

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2016
(Unaudited)

REPORTING PERIOD RETURN:

Fund (Select Class Shares)*

(1.04)%

Barclays Multiverse Index

2.33%

Net Assets as of 2/29/2016 (In Thousands)

$1,160,268

Duration as of 2/29/2016

5.2 years

INVESTMENT OBJECTIVE**

The JPMorgan Global Bond Opportunities Fund (the “Fund”) seeks to provide total return.

HOW DID THE MARKET PERFORM?

For the six
months ended February 29, 2016, the Barclays U.S. Aggregate Index returned 2.20%, while the Barclays U.S. High Yield Corporate Index returned -5.61% and the Barclays Emerging Markets Aggregate Index returned 1.12%.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

For the six months ended February 29, 2016, the Fund underperformed the Barclays Multiverse Index (the “Index”). The Fund’s allocation to corporate high yield bonds (also known as
“junk bonds”) detracted from absolute performance over the six month period as spillover effects from extended weakness in the energy, metals and mining sectors hurt high yield bonds. The Fund’s allocation to investment grade corporate debt also detracted from absolute performance.

The Fund’s positioning in sovereign debt contributed to performance relative to the
Index during the period. The Fund benefitted from the Fund managers’ decision to sell U.S. Treasury bonds, which declined in price ahead of the U.S. Federal Reserve’s December decision to raise interest rates. The Fund’s allocation to bonds issued by smaller European nations benefitted from the European Central Bank’s announcement of further monetary easing measures. The Fund’s allocation to securitized debt and emerging markets debt made a small contribution to absolute performance.

HOW WAS THE FUND POSITIONED?

During the reporting period, the Fund invested opportunistically across different markets and sectors. The Fund’s managers applied a flexible investment approach and did not manage to a benchmark. This allowed the Fund to shift its allocations based on changing market conditions. The Fund had exposure to a broad range of asset classes during the reporting period, including high yield and investment grade corporate bonds, agency and non-agency mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities, emerging markets debt, convertible bonds and foreign government securities.

During the reporting period, the Fund’s managers increased their allocation to high yield assets as European and U.S. high yield securities continued to have attractive valuations. The Fund continued to have minimal exposure to the energy, metals and mining sectors, given the poor outlook for commodities. The Fund’s exposure to investment grade corporate bonds increased slightly over the period, while its emerging markets debt position was reduced slightly. The Fund’s positioning in commercial mortgage backed securities (CMBS) was also reduced due to deterioration in liquidity within the CMBS market.

The Fund’s duration increased over the period. Duration measures the price sensitivity of a portfolio of debt securities to changes in interest rates. Bonds with longer maturities will generally experience a larger increase or decrease in price as interest rates fall or rise, respectively, versus bonds with shorter maturities. The Fund’s duration rose to 5.19 years at February 29, 2016, from 4.20 years at August 31, 2015.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PORTFOLIO COMPOSITION***

Corporate Bonds

56.1
%

Foreign Government Securities

13.9

Commercial Mortgage-Backed Securities

6.4

Asset-Backed Securities

6.1

Loan Assignments

5.6

Collateralized Mortgage Obligations

4.0

Preferred Securities

3.5

Mortgage Pass-Through Security

2.4

Convertible Bonds

1.8

Others (each less than 1.0%)

0.0
(a)

Short-Term Investment

0.2

PORTFOLIO COMPOSITION BY COUNTRY***

United States

55.5
%

Luxembourg

6.3

United Kingdom

6.1

Spain

5.1

France

3.6

Mexico

3.4

Netherlands

2.3

Germany

2.2

Hungary

2.0

Italy

1.9

Canada

1.7

Ireland

1.5

Portugal

1.4

Others (each less than 1.0%)

6.8

Short-Term Investment

0.2

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

(a)

Amount rounds to less than 0.1%.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

3

JPMorgan Global Bond Opportunities Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)
(continued)

  AVERAGE ANNUAL TOTAL RETURNS AS OF
FEBRUARY 29, 2016

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

3 YEAR

SINCE INCEPTION

CLASS A SHARES

September 4, 2012

With Sales Charge**

(4.88
)%

(7.14
)%

0.51
%

2.14
%

Without Sales Charge

(1.18
)

(3.51
)

1.81

3.26

CLASS C SHARES

September 4, 2012

With CDSC***

(2.43
)

(4.92
)

1.40

2.85

Without CDSC

(1.43
)

(3.92
)

1.40

2.85

CLASS R6 SHARES

September 4, 2012

(0.97
)

(3.13
)

2.20

3.68

SELECT CLASS SHARES

September 4, 2012

(1.04
)

(3.27
)

2.06

3.53

*

Not annualized.

**

Sales Charge for Class A Shares is 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (9/4/12 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

The Fund commenced operations on September 4, 2012.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Global Bond Opportunities Fund, the Barclays Multiverse Index and the Lipper Global Income Funds
Index from September 4, 2012 to February 29, 2016. The performance of the Lipper Global Income Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any, and does not include a sales charge. The performance of the Barclays Multiverse Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund, if applicable. The performance of the Lipper Global Income Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Barclays
Multiverse Index provides a broad-based measure of the international fixed income bond market. The Barclays Multiverse Index represents the union of the

Barclays Global Aggregate Index and the Barclays Global High Yield Index. The Barclays Global Aggregate Index is a measure of global investment grade debt from twenty-four different local currency markets. The Barclays Global High Yield Index provides a broad-based measure of the global high-yield fixed income markets. The Lipper Global Income Funds Index represents the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum
initial investment.

Subsequent to the inception of the Fund on September 4, 2012 until May 31, 2013, the Fund did not experience any shareholder purchase and sale activity. If such activity had occurred, the Fund’s performance may have been impacted.

Fund performance may reflect the
waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset
values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — 5.9%

Cayman Islands — 0.3%

525

  Benefit Street Partners CLO Ltd., Series 2014-IVA, Class A1A, VAR, 2.114%, 07/20/26
(e)

513

250

Carlyle Global Market Strategies Commodities Funding Ltd., Series 2014-1A, Class A, VAR, 2.522%, 10/15/21 (e)

250

1,000

Flatiron CLO Ltd., Series 2013-1A, Class A1, VAR, 2.020%, 01/17/26 (e)

977

250

LCM LP, Series 16A, Class A, VAR, 2.122%, 07/15/26 (e)

248

250

OZLM Funding IV Ltd., Series 2013-4A, Class A1, VAR, 1.771%, 07/22/25 (e)

245

187

Rockwall CDO II Ltd., Series 2007-1A, Class A1LA, VAR, 0.866%, 08/01/24 (e)

181

420

Sound Point CLO IV Ltd., Series 2013-3A, Class A, VAR, 1.994%, 01/21/26 (e)

414

336

Symphony CLO Ltd., Series 2014-14A, Class A2, VAR, 2.104%, 07/14/26 (e)

333

250

  THL Credit Wind River CLO Ltd., Series 2014-1A, Class A, VAR, 2.140%, 04/18/26
(e)

245

420

Venture CDO Ltd., Series 2014-17A, Class A, VAR, 2.102%, 07/15/26 (e)

414

3,820

Ireland — 0.1%

785

  Trafigura Securitisation Finance plc, Series 2014-1A, Class B, VAR, 2.680%,
10/15/21 (e)

769

Italy — 0.0% (g)

EUR
32

  Italfinance Securitisation Vehicle Srl, Series 2005-1, Class A, Reg. S, VAR, 0.025%,
03/14/23

34

United States — 5.5%

126

ABFC Trust, Series 2004-OPT2, Class M2, VAR, 1.936%, 07/25/33

119

114

ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, VAR, 2.011%, 04/25/34

104

123

Argent Securities, Inc., Series 2003-W7, Class M2, VAR, 3.061%, 03/25/34

120

128

  Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W3,
Class A3, VAR, 1.256%, 02/25/34

113

51

Bear Stearns Asset Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.890%, 12/25/34

51

3,400

CAM Mortgage LLC, Series 2015-1, Class M, VAR, 4.750%, 07/15/64 (e)

3,378

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

400

  Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.210%,
03/15/21 (e)

389

Countrywide Asset-Backed Certificates,

92

Series 2002-4, Class M1, VAR, 1.561%, 12/25/32

84

197

Series 2004-2, Class M1, VAR, 1.186%, 05/25/34

184

125

Series 2004-BC1, Class M3, VAR, 2.536%, 10/25/33

100

4,615

Series 2004-ECC2, Class M2, VAR, 1.411%, 12/25/34

4,380

3,238

Series 2005-AB3, Class 1A1, VAR, 0.686%, 02/25/36

2,845

286

Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AV3, VAR, 0.826%, 08/25/35

277

Exeter Automobile Receivables Trust,

100

Series 2013-2A, Class C, 4.350%, 01/15/19 (e)

101

444

Series 2014-3A, Class B, 2.770%, 11/15/19 (e)

438

160

First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, VAR, 1.156%, 08/25/34

150

860

FirstKey Lending Trust, Series 2015-SFR1, Class D, VAR, 4.367%, 03/09/47 (e)

794

198

Flagship Credit Auto Trust, Series 2014-2, Class C, 3.950%, 12/15/20 (e)

187

85

Fremont Home Loan Trust, Series 2004-2, Class M2, VAR, 1.366%, 07/25/34

79

250

Gallatin CLO VI LLC, Series 2013-2A, Class A1, VAR, 2.072%, 01/15/25 (e)

247

720

GLC II Trust, Series 2014-A, Class A, 4.000%, 12/18/20 (e)

710

340

GMAT Trust, Series 2013-1A, Class M, VAR, 5.000%, 11/25/43 (e)

319

39

Home Equity Asset Trust, Series 2004-6, Class M2, VAR, 1.336%, 12/25/34

33

2,618

LV Tower 52 Issuer LLC, Series 2013-1, Class M, 7.500%, 07/15/19 (e)

2,478

169

Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, VAR, 1.411%, 07/25/34

149

163

Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.742%, 10/15/40 (e)

173

119

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, VAR, 1.291%, 01/25/34

112

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Asset-Backed Securities — continued

United States — continued

480

Nationstar HECM Loan Trust, Series 2015-1A, Class A, 3.844%, 05/25/18 (e)

479

85

New Century Home Equity Loan Trust, Series 2003-4, Class M2, VAR, 3.166%, 10/25/33

82

2,329

NRPL Trust, Series 2015-2A, Class A1, SUB, 3.750%, 10/25/57 (e)

2,283

1,920

Oak Hill Advisors Residential Loan Trust, Series 2014-NPL2, Class A2, SUB, 4.000%, 04/25/54 (e)

1,902

OneMain Financial Issuance Trust,

300

Series 2014-1A, Class B, 3.240%, 06/18/24 (e)

293

182

Series 2014-2A, Class C, 4.330%, 09/18/24 (e)

179

151

Series 2014-2A, Class D, 5.310%, 09/18/24 (e)

147

1,266

Series 2015-1A, Class A, 3.190%, 03/18/26 (e)

1,244

608

Series 2015-1A, Class C, 5.120%, 03/18/26 (e)

604

117

Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-2, Class M1, VAR, 1.411%, 04/25/33

104

227

  Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.276%,
02/25/33

209

340

Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, VAR, 1.276%, 01/25/36

323

293

People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, VAR, 1.336%, 10/25/34

288

Pretium Mortgage Credit Partners I LLC,

1,465

Series 2015-NPL2, Class A1, SUB, 3.750%, 07/27/30 (e)

1,446

3,840

Series 2015-NPL3, Class A1, SUB, 4.125%, 10/27/30 (e)

3,818

2,447

Series 2015-NPL4, Class A1, SUB, 4.375%, 11/27/30 (e)

2,442

2,840

Pretium Mortgage Credit Partners LLC, Series 2016-NPL1, Class A1, SUB, 4.375%, 02/27/31 (e)

2,840

1,400

Progress Residential Trust, Series 2015-SFR2, Class D, 3.684%, 06/12/32 (e)

1,322

RASC Trust,

2,798

Series 2005-EMX1, Class M1, VAR, 1.081%, 03/25/35

2,595

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

United States — continued

104

Series 2005-KS2, Class M1, VAR, 1.081%, 03/25/35

94

Renaissance Home Equity Loan Trust,

1,149

Series 2004-1, Class M1, VAR, 1.016%, 05/25/34

1,033

1,263

Series 2005-1, Class AF6, SUB, 4.970%, 05/25/35

1,282

269

Saxon Asset Securities Trust, Series 2004-3, Class M1, VAR, 1.336%, 12/26/34

228

46

  Selene Non-Performing Loans LLC, Series 2014-1A, Class A, SUB, 2.981%, 05/25/54
(e)

46

800

SpringCastle America Funding LLC, Series 2014-AA, Class C, 5.590%, 10/25/33 (e)

802

219

Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, VAR, 1.436%, 10/25/33

210

666

  Sunset Mortgage Loan Co. LLC, Series 2014-NPL2, Class A, SUB, 3.721%, 11/16/44
(e)

662

Truman Capital Mortgage Loan Trust,

840

Series 2014-NPL1, Class A2, SUB, 4.250%, 07/25/53 (e)

825

270

Series 2014-NPL3, Class A2, SUB, 4.000%, 04/25/53 (e)

266

1,176

U.S. Residential Opportunity Fund III Trust, Series 2015-1III, Class A, 3.721%, 01/27/35 (e)

1,167

1,557

  Vericrest Opportunity Loan Trust, Series 2015-NPL3, Class A1, SUB, 3.375%, 10/25/58
(e)

1,530

658

VOLT XIX LLC, Series 2014-NP11, Class A1, SUB, 3.875%, 04/25/55 (e)

659

2,328

VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.500%, 06/26/45 (e)

2,290

736

VOLT XXVI LLC, Series 2014-NPL6, Class A2, SUB, 4.250%, 09/25/43 (e)

723

1,826

VOLT XXVII LLC, Series 2014-NPL7, Class A2, SUB, 4.750%, 08/27/57 (e)

1,788

5,939

VOLT XXXVII LLC, Series 2015-NP11, Class A1, SUB, 3.625%, 07/25/45 (e)

5,872

4,066

VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.875%, 09/25/45 (e)

4,015

186

Westlake Automobile Receivables Trust, Series 2014-2A, Class D, 2.860%, 07/15/21 (e)

181

64,387

Total Asset-Backed Securities (Cost $69,670)

69,010

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — 4.0%

Agency CMO — 1.8%

United States — 1.8%

Federal Home Loan Mortgage Corp. REMIC

276

Series 3110, Class SL, IF, IO, 5.723%, 02/15/26

30

1,303

Series 3160, Class SA, IF, IO, 6.723%, 05/15/36

222

1,038

Series 3459, Class JS, IF, IO, 5.823%, 06/15/38

169

386

Series 3716, Class PI, IO, 4.500%, 04/15/38

39

254

Series 3736, Class QB, 4.000%, 05/15/37

259

1,598

Series 3775, Class LI, IO, 3.500%, 12/15/20

89

1,358

Series 3907, Class AI, IO, 5.000%, 05/15/40

213

4,348

Series 3907, Class SW, IF, IO, 6.223%, 07/15/26

739

1,755

Series 3914, Class LS, IF, IO, 6.373%, 08/15/26

290

5,133

Series 3926, Class MS, IF, IO, 6.323%, 11/15/25

544

2,198

Series 3958, Class MS, IF, IO, 6.273%, 08/15/26

322

3,512

Series 3998, Class KS, IF, IO, 6.273%, 02/15/27

607

715

Series 4018, Class HI, IO, 4.500%, 03/15/41

118

991

Series 4030, Class IL, IO, 3.500%, 04/15/27

98

3,808

Series 4043, Class PI, IO, 2.500%, 05/15/27

322

321

Series 4056, Class BI, IO, 3.000%, 05/15/27

34

2,301

Series 4057, Class UI, IO, 3.000%, 05/15/27

231

5,783

Series 4059, Class SA, IF, IO, 5.573%, 06/15/42

1,241

711

Series 4073, Class IQ, IO, 4.000%, 07/15/42

155

2,885

Series 4097, Class CI, IO, 3.000%, 08/15/27

308

828

Series 4119, Class LI, IO, 3.500%, 06/15/39

78

1,683

Series 4120, Class UI, IO, 3.000%, 10/15/27

177

362

Series 4136, Class IN, IO, 3.000%, 11/15/27

40

342

Series 4146, Class AI, IO, 3.000%, 12/15/27

34

1,634

Series 4173, Class I, IO, 4.000%, 03/15/43

309

1,021

Series 4215, Class LI, IO, 3.500%, 07/15/41

132

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

2,241

Series 4280, Class KI, IO, 3.500%, 09/15/31

197

972

Series 4304, Class DI, IO, 2.500%, 01/15/27

87

2,909

Series 4311, Class QI, IO, 3.000%, 10/15/28

274

2,793

Series 4313, Class UI, IO, 3.000%, 03/15/29

334

572

Series 4323, Class IW, IO, 3.500%, 04/15/28

60

1,434

Series 4324, Class AI, IO, 3.000%, 11/15/28

123

5,425

Series 4351, Class GI, IO, 5.000%, 11/15/19

208

2,566

Series 4372, Class SY, IF, IO, 5.673%, 08/15/44

381

6,028

Series 4505, Class SA, IF, IO, 5.723%, 08/15/45

1,459

625

Federal Home Loan Mortgage Corp. STRIPS, Series 305, Class IO, IO, 3.500%, 03/15/28

75

Federal National Mortgage Association REMIC

1,148

Series 2009-101, Class SI, IF, IO, 5.314%, 12/25/39

151

411

Series 2010-102, Class IP, IO, 5.000%, 12/25/39

44

1,456

Series 2011-144, Class SA, IF, IO, 6.214%, 11/25/25

180

4,062

Series 2012-9, Class SM, IF, IO, 6.264%, 12/25/26

613

324

Series 2012-25, Class AI, IO, 3.500%, 03/25/27

36

1,971

Series 2012-64, Class ES, IF, IO, 5.564%, 06/25/42

404

1,508

Series 2012-93, Class SG, IF, IO, 5.664%, 09/25/42

288

499

Series 2012-107, Class IG, IO, 3.500%, 10/25/27

57

420

Series 2012-118, Class DI, IO, 3.500%, 01/25/40

50

1,513

Series 2012-120, Class DI, IO, 3.000%, 03/25/31

158

336

Series 2012-128, Class KI, IO, 3.000%, 11/25/27

34

348

Series 2012-144, Class EI, IO, 3.000%, 01/25/28

39

545

Series 2012-144, Class SK, IF, IO, 5.664%, 01/25/43

146

3,749

Series 2012-145, Class EI, IO, 3.000%, 01/25/28

382

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

7

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

441

Series 2012-148, Class JI, IO, 3.500%, 12/25/39

54

385

Series 2012-150, Class BI, IO, 3.000%, 01/25/28

42

9,273

Series 2013-4, Class ST, IF, IO, 5.714%, 02/25/43

1,849

427

Series 2013-5, Class BI, IO, 3.500%, 03/25/40

54

315

Series 2013-9, Class IO, IO, 3.000%, 02/25/28

36

379

Series 2013-9, Class YI, IO, 3.500%, 02/25/28

45

5,379

Series 2013-15, Class IO, IO, 2.500%, 03/25/28

472

459

Series 2013-15, Class QI, IO, 3.000%, 03/25/28

48

1,808

Series 2013-18, Class AI, IO, 3.000%, 03/25/28

172

1,276

Series 2013-18, Class NS, IF, IO, 5.664%, 03/25/43

268

390

Series 2013-26, Class IJ, IO, 3.000%, 04/25/28

44

1,927

Series 2013-31, Class DI, IO, 3.000%, 04/25/28

216

361

Series 2013-31, Class YI, IO, 3.500%, 04/25/28

40

1,985

Series 2013-64, Class LI, IO, 3.000%, 06/25/33

250

3,790

Series 2014-35, Class KI, IO, 3.000%, 06/25/29

483

2,448

Series 2014-44, Class QI, IO, 3.000%, 08/25/29

235

5,956

Series 2015-48, Class ST, IF, IO, 5.184%, 07/25/45

1,346

Federal National Mortgage Association STRIPS

3,859

Series 401, Class C6, IO, 4.500%, 10/25/29

326

1,092

Series 409, Class 23, IO, VAR, 3.500%, 04/25/27

105

14,546

Series 410, Class C12, IO, 5.500%, 07/25/24

1,145

Government National Mortgage Association

1,991

Series 2002-24, Class AG, IF, IO, 7.520%, 04/16/32

455

1,610

Series 2003-69, Class SB, IF, IO, 6.170%, 08/16/33

389

1,312

Series 2011-13, Class S, IF, IO, 5.519%, 01/16/41

241

20,895

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Non-Agency CMO — 2.2%

Italy — 0.0% (g)

EUR
120

Intesa Sec S.p.A., Series 3, Class B, Reg. S, VAR, 0.040%, 10/30/33

125

Spain — 0.0% (g)

EUR
88

TDA 13-Mixto Fondo de Titulizacion de Activos, Series 13, Class A2, VAR, 0.158%, 09/30/32

94

United States — 2.2%

Alternative Loan Trust

139

Series 2005-6CB, Class 1A6, 5.500%, 04/25/35

133

2,429

Series 2005-21CB, Class A17, 6.000%, 06/25/35

2,384

195

Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, VAR, 2.653%, 02/25/37

194

1,857

DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, VAR, 0.690%, 08/19/45

1,557

52

First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.500%, 10/25/35

50

197

GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, VAR, 7.500%, 10/25/36 (e)

161

291

  HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, VAR, 0.620%,
08/19/37

243

694

Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, VAR, 2.681%, 02/25/35

684

Wells Fargo Mortgage-Backed Securities Trust

2,019

Series 2004-BB, Class A5, VAR, 2.848%, 01/25/35

2,020

4,051

Series 2004-M, Class A1, VAR, 2.741%, 08/25/34

4,054

4,179

Series 2004-N, Class A6, VAR, 2.730%, 08/25/34

4,155

4,178

Series 2004-N, Class A7, VAR, 2.730%, 08/25/34

4,154

2,772

Series 2005-AR2, Class 2A1, VAR, 2.868%, 03/25/35

2,739

636

Series 2005-AR2, Class 2A2, VAR, 2.868%, 03/25/35

640

576

Series 2005-AR4, Class 2A2, VAR, 2.851%, 04/25/35

574

888

Series 2005-AR16, Class 3A1, VAR, 2.798%, 03/25/35

882

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Collateralized Mortgage Obligations — continued

United States — continued

114

Series 2007-2, Class 3A5, 5.250%, 03/25/37

117

24,741

24,960

Total Collateralized Mortgage Obligations (Cost $46,378)

45,855

Commercial Mortgage-Backed Securities — 6.3%

Cayman Islands — 0.0% (g)

112

ACRE Commercial Mortgage Trust, Series 2014-FL2, Class D, VAR, 3.830%, 08/15/31 (e)

106

255

PFP III Ltd., Series 2014-1, Class AS, VAR, 2.079%, 06/14/31 (e)

255

361

United States — 6.3%

250

A10 Securitization LLC, 5.020%, 01/09/20

250

Banc of America Commercial Mortgage Trust,

200

Series 2006-2, Class B, VAR, 5.867%, 05/10/45

191

2,400

Series 2007-3, Class B, VAR, 5.566%, 06/10/49

2,364

Bear Stearns Commercial Mortgage Securities Trust,

2,600

Series 2006-PW13, Class B, VAR, 5.660%, 09/11/41 (e)

2,584

1,350

Series 2006-PW14, Class AJ, 5.273%, 12/11/38

1,333

1,210

Series 2007-PW16, Class AJ, VAR, 5.721%, 06/11/40

1,173

1,700

Series 2007-PW17, Class AJ, VAR, 5.867%, 06/11/50

1,657

1,720

CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, VAR, 5.366%, 12/11/49

1,750

1,404

CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, VAR, 2.281%, 11/15/31 (e)

1,407

1,740

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 09/15/48 (e)

1,179

COMM Mortgage Trust,

2,200

Series 2015-CR23, Class CMC, VAR, 3.685%, 05/10/48 (e)

2,024

3,620

Series 2015-CR24, Class A5, 3.696%, 08/10/55

3,782

2,880

Series 2015-PC1, Class A5, 3.902%, 07/10/50

3,048

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

100

Commercial Mortgage Trust, Series 2004-GG1, Class H, VAR, 6.115%, 06/10/36 (e)

97

3,010

Credit Suisse Commercial Mortgage Trust, Series 2006-C1, Class E, VAR, 5.578%, 02/15/39

2,997

860

GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM, VAR, 5.290%, 11/10/45

860

JP Morgan Chase Commercial Mortgage Securities Trust,

120

Series 2005-LDP2, Class D, VAR, 4.941%, 07/15/42

120

160

Series 2005-LDP5, Class D, VAR, 5.548%, 12/15/44

160

1,395

Series 2006-LDP8, Class C, VAR, 5.549%, 05/15/45

1,391

3,895

Series 2007-LD11, Class AM, VAR, 5.782%, 06/15/49

3,811

2,870

LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, VAR, 5.900%, 07/15/44

2,801

LB-UBS Commercial Mortgage Trust,

5,205

Series 2007-C1, Class AJ, 5.484%, 02/15/40

5,154

1,610

Series 2007-C1, Class B, 5.514%, 02/15/40

1,616

5,605

Series 2007-C1, Class C, VAR, 5.533%, 02/15/40

5,600

5,030

Series 2007-C6, Class AJ, VAR, 6.122%, 07/15/40

5,081

125

ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AJ, 5.239%, 12/12/49

121

Morgan Stanley Capital I Trust,

2,810

Series 2005-HQ7, Class D, VAR, 5.192%, 11/14/42

2,801

255

Series 2006-HQ8, Class D, VAR, 5.476%, 03/12/44

204

2,630

Series 2006-HQ9, Class D, VAR, 5.834%, 07/12/44

2,608

5,005

Series 2007-HQ11, Class AJ, VAR, 5.508%, 02/12/44

4,993

Wachovia Bank Commercial Mortgage Trust,

100

Series 2005-C21, Class F, VAR, 5.298%, 10/15/44 (e)

97

184

Series 2006-C23, Class D, VAR, 5.621%, 01/15/45

184

2,530

Series 2007-C33, Class AJ, VAR, 5.953%, 02/15/51

2,513

2,600

Series 2007-C33, Class B, VAR, 5.953%, 02/15/51

2,504

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

9

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Commercial Mortgage-Backed Securities — continued

United States — continued

2,600

Series 2007-C33, Class C, VAR, 5.953%, 02/15/51

2,449

250

Series 2007-C34, Class AJ, VAR, 5.947%, 05/15/46

248

1,250

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5, 3.767%, 07/15/58

1,310

72,462

Total Commercial Mortgage-Backed Securities (Cost $75,260)

72,823

SHARES

Common Stock — 0.0% (g)

United States — 0.0% (g)

3

NII Holdings, Inc. (a) (Cost $44)

14

PRINCIPAL AMOUNT

Convertible Bonds — 1.7%

Netherlands — 0.1%

1,565

NXP Semiconductors N.V., 1.000%, 12/01/19

1,655

United States — 1.6%

1,990

Envestnet, Inc., 1.750%, 12/15/19

1,648

2,225

Finisar Corp., 0.500%, 12/15/33

2,062

2,045

General Cable Corp., SUB, 4.500%, 11/15/29

762

815

Griffon Corp., 4.000%, 01/15/17 (e)

919

1,680

HealthSouth Corp., 2.000%, 12/01/43

1,799

2,325

Iconix Brand Group, Inc., 1.500%, 03/15/18

1,277

2,585

Live Nation Entertainment, Inc., 2.500%, 05/15/19

2,541

1,145

Newpark Resources, Inc., 4.000%, 10/01/17

943

1,460

ON Semiconductor Corp., Series B, 2.625%, 12/15/26

1,522

1,380

Shutterfly, Inc., 0.250%, 05/15/18

1,344

1,855

Web.com Group, Inc., 1.000%, 08/15/18

1,748

940

WebMD Health Corp., 1.500%, 12/01/20

1,169

2,050

Whiting Petroleum Corp., 1.250%, 04/01/20 (e)

747

18,481

Total Convertible Bonds (Cost $24,593)

20,136

Corporate Bonds — 54.8%

Australia — 0.0% (g)

90

Bluescope Steel Finance Ltd./Bluescope Steel Finance USA LLC, 7.125%, 05/01/18 (e)

87

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Australia — continued

35

Nufarm Australia Ltd., 6.375%, 10/15/19 (e)

34

121

Bahamas — 0.0% (g)

565

Ultrapetrol Bahamas Ltd., 8.875%, 06/15/21 (d)

107

Belgium — 0.3%

EUR 3,100

Ontex Group N.V., Reg. S, 4.750%, 11/15/21

3,554

Bermuda — 0.0% (g)

310

Aircastle Ltd., 7.625%, 04/15/20

339

200

Seadrill Ltd., 6.625%, 09/15/20 (e)

52

391

Canada — 1.4%

555

1011778 B.C. ULC/New Red Finance, Inc., 6.000%, 04/01/22 (e)

579

188

ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23 (e)

189

Baytex Energy Corp.,

100

5.125%, 06/01/21 (e)

58

75

5.625%, 06/01/24 (e)

41

Bombardier, Inc.,

40

4.750%, 04/15/19 (e)

32

139

5.500%, 09/15/18 (e)

125

169

6.125%, 01/15/23 (e)

118

168

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.125%, 07/01/22 (e)

140

230

Cascades, Inc., 5.500%, 07/15/22 (e)

217

307

Concordia Healthcare Corp., 7.000%, 04/15/23 (e)

267

First Quantum Minerals Ltd.,

423

6.750%, 02/15/20 (e)

220

18

7.000%, 02/15/21 (e)

9

25

Garda World Security Corp., 7.250%, 11/15/21 (e)

17

125

HudBay Minerals, Inc., 9.500%, 10/01/20

71

325

Lundin Mining Corp., 7.875%, 11/01/22 (e)

266

92

Masonite International Corp., 5.625%, 03/15/23 (e)

95

194

Mattamy Group Corp., 6.500%, 11/15/20 (e)

168

800

MEG Energy Corp., 6.375%, 01/30/23 (e)

378

405

New Gold, Inc., 6.250%, 11/15/22 (e)

289

171

NOVA Chemicals Corp., 5.000%, 05/01/25 (e)

168

330

Novelis, Inc., 8.750%, 12/15/20

306

227

Open Text Corp., 5.625%, 01/15/23 (e)

224

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Canada — continued

2,600

Pacific Exploration & Production Corp., Reg. S, 5.125%, 03/28/23 (d)

270

350

Precision Drilling Corp., 5.250%, 11/15/24

199

1,495

Quebecor Media, Inc., 5.750%, 01/15/23

1,551

115

Taseko Mines Ltd., 7.750%, 04/15/19

57

357

Transcanada Trust, VAR, 5.625%, 05/20/75

294

400

Ultra Petroleum Corp., 6.125%, 10/01/24 (e)

20

Valeant Pharmaceuticals International, Inc.,

345

5.375%, 03/15/20 (e)

312

195

5.500%, 03/01/23 (e)

162

85

5.625%, 12/01/21 (e)

73

3,160

5.875%, 05/15/23 (e)

2,666

1,395

6.125%, 04/15/25 (e)

1,171

205

6.375%, 10/15/20 (e)

188

175

6.750%, 08/15/18 (e)

169

100

6.750%, 08/15/21 (e)

91

2,465

7.250%, 07/15/22 (e)

2,256

100

7.500%, 07/15/21 (e)

94

EUR 1,525

Reg. S, 4.500%, 05/15/23

1,328

1,300

Videotron Ltd., 5.375%, 06/15/24 (e)

1,320

16,198

Cayman Islands — 0.3%

3,303

Odebrecht Offshore Drilling Finance Ltd., Reg. S, 6.750%, 10/01/22

685

275

Shelf Drilling Holdings Ltd., 8.625%, 11/01/18 (e)

177

Transocean, Inc.,

191

6.500%, 11/15/20

113

724

7.125%, 12/15/21

398

270

UPCB Finance V Ltd., 7.250%, 11/15/21 (e)

286

2,800

Vale Overseas Ltd., 6.875%, 11/21/36

1,897

3,556

Chile — 0.3%

1,980

Empresa Electrica Angamos S.A., 4.875%, 05/25/29 (e)

1,713

1,720

Empresa Electrica Guacolda S.A., 4.560%, 04/30/25 (e)

1,561

3,274

Croatia — 0.1%

EUR 1,250

Agrokor d.d., Reg. S, 9.125%, 02/01/20

1,436

Denmark — 0.0% (g)

GBP 195

Danske Bank A/S, VAR, 5.375%, 09/29/21

277

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

France — 3.0%

EUR 1,620

Autodis S.A., Reg. S, 6.500%, 02/01/19

1,811

EUR 2,750

Crown European Holdings S.A., Reg. S, 4.000%, 07/15/22

3,081

EUR 1,800

Engie S.A., 0.500%, 03/13/22

1,939

EUR 2,600

Europcar Groupe S.A., Reg. S, 5.750%, 06/15/22

2,821

EUR 467

Holdikks SAS, Reg. S, 6.750%, 07/15/21

470

EUR 1,950

Holding Medi-Partenaires SAS, Reg. S, 7.000%, 05/15/20

2,227

EUR 1,750

Italcementi Finance S.A., 6.625%, 03/19/20

2,194

EUR 2,710

Labeyrie Fine Foods SAS, Reg. S, 5.625%, 03/15/21

3,035

Numericable-SFR S.A.,

EUR 600

5.375%, 05/15/22 (e)

652

1,700

6.000%, 05/15/22 (e)

1,683

EUR 5,200

5.375%, 05/15/22

5,654

250

Reg. S, 6.250%, 05/15/24 (e)

244

EUR 2,300

Peugeot S.A., 6.500%, 01/18/19

2,852

Rexel S.A.,

EUR 700

3.250%, 06/15/22

721

EUR 1,300

Reg. S, 5.125%, 06/15/20

1,467

EUR 2,050

SMCP SAS, Reg. S, 8.875%, 06/15/20

2,346

EUR 1,200

Veolia Environnement S.A., 4.625%, 03/30/27

1,713

34,910

Germany — 2.1%

EUR 2,350

CeramTec Group GmbH, Reg. S, 8.250%, 08/15/21

2,709

EUR 500

Commerzbank AG, 7.750%, 03/16/21

634

EUR 1,350

Deutsche Raststaetten Gruppe IV GmbH, Reg. S, 6.750%, 12/30/20

1,545

EUR 3,450

HP Pelzer Holding GmbH, Reg. S, 7.500%, 07/15/21

3,789

EUR 480

KraussMaffei Group GmbH, Reg. S, 8.750%, 12/15/20

554

EUR 2,400

Pfleiderer GmbH, Reg. S, 7.875%, 08/01/19

2,663

EUR 1,550

ProGroup AG, Reg. S, 5.125%, 05/01/22

1,730

EUR 1,100

Techem Energy Metering Service GmbH & Co. KG, Reg. S, 7.875%, 10/01/20

1,271

EUR 1,975

Trionista TopCo GmbH, Reg. S, 6.875%, 04/30/21

2,243

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,

200

5.000%, 01/15/25 (e)

201

200

5.500%, 01/15/23 (e)

209

EUR 4,820

Reg. S, 5.125%, 01/21/23

5,472

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

11

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Germany — continued

EUR 1,300

WEPA Hygieneprodukte GmbH, Reg. S, 6.500%, 05/15/20

1,489

24,509

Hong Kong — 0.3%

3,800

Bank of East Asia Ltd. (The), VAR, 4.250%, 11/20/24

3,700

Ireland — 1.2%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,

217

4.250%, 07/01/20

218

1,330

4.625%, 10/30/20

1,351

642

4.625%, 07/01/22

643

Ardagh Packaging Finance plc,

1,100

9.125%, 10/15/20 (e)

1,136

EUR 2,150

Reg. S, 9.250%, 10/15/20

2,420

300

Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.000%, 06/30/21 (e)

275

EUR 820

Bank of Ireland, 3.250%, 01/15/19

942

Endo Ltd./Endo Finance LLC/Endo Finco, Inc.,

1,000

6.000%, 07/15/23 (e)

1,010

285

6.000%, 02/01/25 (e)

284

1,976

GE Capital International Funding Co., 3.373%, 11/15/25 (e)

2,067

EUR 3,250

Smurfit Kappa Acquisitions, Reg. S, 3.250%, 06/01/21

3,668

14,014

Italy — 1.2%

EUR 700

Assicurazioni Generali S.p.A., VAR, 7.750%, 12/12/42

875

EUR 455

Banco Popolare SC, 3.500%, 03/14/19

500

Enel S.p.A.,

EUR 1,050

VAR, 6.500%, 01/10/74

1,197

GBP 100

VAR, 7.750%, 09/10/75

144

EUR 2,000

Finmeccanica S.p.A., 4.500%, 01/19/21

2,352

EUR 1,850

Rhino Bondco S.p.A, Reg. S, 7.250%, 11/15/20

2,138

EUR 4,550

Telecom Italia S.p.A., 3.250%, 01/16/23

4,915

EUR 1,041

UniCredit S.p.A., Reg. S, 6.950%, 10/31/22

1,250

13,371

Japan — 0.0% (g)

200

SoftBank Group Corp., 4.500%, 04/15/20 (e)

198

Luxembourg — 5.9%

2,735

Actavis Funding SCS, 3.000%, 03/12/20

2,780

Altice Luxembourg S.A.,

EUR 850

7.250%, 05/15/22 (e)

881

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Luxembourg — continued

700

7.625%, 02/15/25 (e)

640

250

7.750%, 05/15/22 (e)

242

Altice Financing S.A.,

700

6.625%, 02/15/23 (e)

690

EUR 3,450

Reg. S, 5.250%, 02/15/23

3,595

200

Altice Finco S.A., 7.625%, 02/15/25 (e)

186

EUR 4,575

Altice Luxembourg S.A., Reg. S, 7.250%, 05/15/22

4,740

ArcelorMittal,

EUR 2,500

2.875%, 07/06/20

2,335

50

5.500%, 02/25/17

50

60

6.500%, 03/01/21

54

1,350

7.250%, 02/25/22

1,218

50

10.850%, 06/01/19

53

EUR 4,070

Auris Luxembourg II S.A., Reg. S, 8.000%, 01/15/23

4,749

45

Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, 5.625%, 12/15/16 (e)

45

100

Capsugel S.A., 7.000% (cash), 05/15/19 (e) (v)

100

600

ConvaTec Healthcare E S.A., 10.500%, 12/15/18 (e)

615

EUR 2,550

Dufry Finance S.C.A., Reg. S, 4.500%, 08/01/23

2,809

EUR 3,475

Fiat Chrysler Finance Europe, 4.750%, 07/15/22

3,947

EUR 2,725

Galapagos Holding S.A., Reg. S, 7.000%, 06/15/22

2,468

EUR 400

Galapagos S.A., Reg. S, 5.375%, 06/15/21

399

EUR 2,950

Garfunkelux Holdco 3 S.A., Reg. S, 7.500%, 08/01/22

3,163

EUR 1,000

Geo Debt Finance S.C.A., Reg. S, 7.500%, 08/01/18

988

EUR 1,800

Gestamp Funding Luxembourg S.A., Reg. S, 5.875%, 05/31/20

2,018

2,250

INEOS Group Holdings S.A., 5.875%, 02/15/19 (e)

2,205

Intelsat Jackson Holdings S.A.,

977

5.500%, 08/01/23

635

287

7.250%, 04/01/19

222

340

7.250%, 10/15/20

235

1,945

7.500%, 04/01/21

1,352

360

Intelsat Luxembourg S.A., 7.750%, 06/01/21

108

EUR 1,000

LSF9 Balta Issuer S.A., Reg. S, 7.750%, 09/15/22

1,099

63

Mallinckrodt International Finance S.A., 4.750%, 04/15/23

56

SEE NOTES TO
FINANCIAL STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

Luxembourg — continued

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,

175

4.875%, 04/15/20 (e)

173

145

5.500%, 04/15/25 (e)

137

174

5.625%, 10/15/23 (e)

171

311

5.750%, 08/01/22 (e)

307

EUR 1,300

Monitchem HoldCo 2 S.A., Reg. S, 6.875%, 06/15/22

1,153

EUR 1,700

Picard Bondco S.A., Reg. S, 7.750%, 02/01/20

1,953

EUR 2,450

Play Finance 1 S.A., Reg. S, 6.500%, 08/01/19

2,735

EUR 1,250

Play Topco S.A., 7.750% (cash), 02/28/20 (v)

1,367

EUR 4,000

SIG Combibloc Holdings S.C.A., Reg. S, 7.750%, 02/15/23

4,482

EUR 1,500

Swissport Investments S.A., Reg. S, 6.750%, 12/15/21

1,680

EUR 2,600

Telenet Finance V Luxembourg S.C.A., Reg. S, 6.250%, 08/15/22

2,995

EUR 2,175

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Reg. S, 6.375%, 05/01/22

2,242

Wind Acquisition Finance S.A.,

EUR 550

7.000%, 04/23/21 (e)

569

600

7.375%, 04/23/21 (e)

552

EUR 200

Reg. S, 4.000%, 07/15/20

210

EUR 3,000

Reg. S, 7.000%, 04/23/21

3,100

68,503

Mexico — 0.8%

1,850

Alfa S.A.B. de C.V., Reg. S, 6.875%, 03/25/44

1,684

Cemex S.A.B. de C.V.,

1,250

5.700%, 01/11/25 (e)

1,091

200

6.125%, 05/05/25 (e)

178

1,940

Elementia S.A.B. de C.V., 5.500%, 01/15/25 (e)

1,814

3,670

Petroleos Mexicanos, 6.875%, 08/04/26 (e)

3,791

8,558

Netherlands — 1.9%

900

Bluewater Holding B.V., Reg. S, 10.000%, 12/10/19 (e)

342

400

EDP Finance B.V., 5.250%, 01/14/21 (e)

395

Fiat Chrysler Automobiles N.V.,

273

4.500%, 04/15/20

269

200

5.250%, 04/15/23

189

EUR 1,825

Grupo Antolin Dutch B.V., Reg. S, 4.750%, 04/01/21

2,015

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Netherlands — continued

NXP B.V./NXP Funding LLC,

1,000

5.750%, 02/15/21 (e)

1,040

1,000

5.750%, 03/15/23 (e)

1,035

EUR 1,150

PortAventura Entertainment Barcelona B.V., Reg. S, 7.250%, 12/01/20

1,257

EUR 1,000

Repsol International Finance B.V., VAR, 4.500%, 03/25/75

793

Schaeffler Finance B.V.,

600

4.750%, 05/15/21 (e)

604

EUR 4,600

Reg. S, 3.500%, 05/15/22

4,992

Sensata Technologies B.V.,

129

5.000%, 10/01/25 (e)

127

1,600

5.625%, 11/01/24 (e)

1,648

2,015

Shell International Finance B.V., 3.250%, 05/11/25

1,963

EUR 2,150

UPC Holding B.V., Reg. S, 6.375%, 09/15/22

2,462

EUR 2,950

Ziggo Bond Finance B.V., Reg. S, 4.625%, 01/15/25

3,009

22,140

Norway — 0.4%

EUR 4,375

Lock A.S., Reg. S, 7.000%, 08/15/21

4,740

Singapore — 0.0% (g)

200

Flextronics International Ltd., 5.000%, 02/15/23

200

Spain — 0.2%

EUR 1,500

Campofrio Food Group S.A., Reg. S, 3.375%, 03/15/22

1,604

Sweden — 0.5%

EUR 2,950

Verisure Holding AB, Reg. S, 6.000%, 11/01/22

3,289

EUR 2,197

Volvo Treasury AB, VAR, 4.200%, 06/10/75

2,257

5,546

Switzerland — 0.6%

Credit Suisse AG,

1,938

6.500%, 08/08/23 (e)

1,995

EUR 1,350

VAR, 5.750%, 09/18/25

1,536

UBS AG,

1,404

5.125%, 05/15/24

1,389

2,250

Reg. S, VAR, 4.750%, 05/22/23

2,260

7,180

United Kingdom — 5.5%

EUR 1,250

Alliance Automotive Finance plc, Reg. S, 6.250%, 12/01/21

1,397

2,800

Barclays plc, 4.375%, 09/11/24

2,571

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

13

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United Kingdom — continued

GBP 2,600

Boparan Finance plc, Reg. S, 5.250%, 07/15/19

3,330

915

BP Capital Markets plc, 3.062%, 03/17/22

890

EUR 2,100

EC Finance plc, Reg. S, 5.125%, 07/15/21

2,356

GBP 1,400

Galaxy Bidco Ltd., Reg. S, 6.375%, 11/15/20

1,880

EUR 3,200

Ineos Finance plc, Reg. S, 4.000%, 05/01/23

3,254

International Game Technology plc,

1,475

6.250%, 02/15/22 (e)

1,393

EUR 1,800

Reg. S, 4.125%, 02/15/20

1,943

Jaguar Land Rover Automotive plc,

500

4.125%, 12/15/18 (e)

511

200

4.250%, 11/15/19 (e)

201

GBP 2,750

Reg. S, 5.000%, 02/15/22

3,713

GBP 1,000

Matalan Finance plc, Reg. S, 6.875%, 06/01/19

1,157

EUR 2,050

Merlin Entertainments plc, Reg. S, 2.750%, 03/15/22

2,122

GBP 1,800

New Look Secured Issuer plc, Reg. S, 6.500%, 07/01/22

2,443

GBP 710

NGG Finance plc, Reg. S, VAR, 5.625%, 06/18/73

977

GBP 2,325

Odeon & UCI Finco plc, Reg. S, 9.000%, 08/01/18

3,317

EUR 450

OTE plc, 3.500%, 07/09/20

433

GBP 1,700

Pizzaexpress Financing 1 plc, Reg. S, 8.625%, 08/01/22

2,358

GBP 2,100

Pizzaexpress Financing 2 plc, Reg. S, 6.625%, 08/01/21

2,944

R&R Ice Cream plc,

GBP 600

5.500%, 05/15/20 (e)

843

GBP 2,050

Reg. S, 5.500%, 05/15/20

2,882

1,645

Royal Bank of Scotland Group plc, 6.125%, 12/15/22

1,726

1,520

Santander UK Group Holdings plc, 4.750%, 09/15/25 (e)

1,433

585

Sea Trucks Group Ltd., Reg. S, 9.000%, 03/26/18 (e)

262

EUR 2,300

Synlab Unsecured Bondco plc, Reg. S, 8.250%, 07/01/23

2,390

GBP 3,380

Tesco plc, 5.000%, 03/24/23

4,542

200

Virgin Media Finance plc, 5.750%, 01/15/25 (e)

199

GBP 4,131

Virgin Media Secured Finance plc, Reg. S, 6.000%, 04/15/21

5,822

GBP 1,775

Vougeot Bidco plc, Reg. S, 7.875%, 07/15/20

2,525

EUR 2,200

Worldpay Finance plc, Reg. S, 3.750%, 11/15/22

2,375

64,189

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — 28.8%

1,745

21st Century Fox America, Inc., 3.700%, 10/15/25

1,755

Acadia Healthcare Co., Inc.,

55

5.625%, 02/15/23

56

100

6.125%, 03/15/21

102

530

ACCO Brands Corp., 6.750%, 04/30/20

560

307

ACE Cash Express, Inc., 11.000%, 02/01/19 (e)

121

1,455

ACE INA Holdings, Inc., 2.875%, 11/03/22

1,481

75

Activision Blizzard, Inc., 5.625%, 09/15/21 (e)

79

ADT Corp. (The),

500

3.500%, 07/15/22

419

552

4.125%, 06/15/23

465

400

6.250%, 10/15/21

390

Advanced Micro Devices, Inc.,

225

6.750%, 03/01/19

164

369

7.000%, 07/01/24

231

11

7.500%, 08/15/22

7

AECOM,

365

5.750%, 10/15/22

369

125

5.875%, 10/15/24

124

500

AES Corp., 5.500%, 04/15/25

450

875

Air Medical Merger Sub Corp., 6.375%, 05/15/23 (e)

761

250

AK Steel Corp., 8.750%, 12/01/18

228

130

Alabama Power Co., 4.150%, 08/15/44

132

370

Albertson’s Holdings LLC/Safeway, Inc., 7.750%, 10/15/22 (e)

386

15

Alcatel-Lucent USA, Inc., 6.450%, 03/15/29

15

Alcoa, Inc.,

725

5.125%, 10/01/24

655

250

5.400%, 04/15/21

245

300

5.900%, 02/01/27

273

209

Aleris International, Inc., 7.875%, 11/01/20

164

156

Alliance Data Systems Corp., 5.375%, 08/01/22 (e)

145

Ally Financial, Inc.,

1,420

4.125%, 03/30/20

1,413

970

4.625%, 03/30/25

941

250

4.750%, 09/10/18

254

240

8.000%, 12/31/18

261

365

8.000%, 11/01/31

402

1,165

Altria Group, Inc., 4.250%, 08/09/42

1,111

AMC Entertainment, Inc.,

500

5.750%, 06/15/25

517

230

5.875%, 02/15/22

238

SEE NOTES TO
FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

1,060

American Airlines 2015-1 Class B Pass-Through Trust, 3.700%, 05/01/23

996

American Axle & Manufacturing, Inc.,

500

6.250%, 03/15/21

504

1,448

6.625%, 10/15/22

1,466

3,000

American Express Credit Corp., Series F, 2.600%, 09/14/20

3,014

American International Group, Inc.,

2,080

4.800%, 07/10/45

1,912

325

6.250%, 03/15/37

337

900

AmeriGas Partners LP/AmeriGas Finance Corp., 6.250%, 08/20/19

893

Amkor Technology, Inc.,

1,515

6.375%, 10/01/22

1,367

850

6.625%, 06/01/21

782

100

Amsurg Corp., 5.625%, 11/30/20

103

2,755

Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/46

2,952

1,000

Anixter, Inc., 5.500%, 03/01/23 (e)

960

500

Antero Resources Corp., 5.375%, 11/01/21

433

Apache Corp.,

61

3.250%, 04/15/22

53

69

4.750%, 04/15/43

53

755

Apple, Inc., 4.375%, 05/13/45

762

2,633

Argos Merger Sub, Inc., 7.125%, 03/15/23 (e)

2,692

1,425

Ashland, Inc., 4.750%, 08/15/22

1,407

Ashtead Capital, Inc.,

300

5.625%, 10/01/24 (e)

297

1,000

6.500%, 07/15/22 (e)

1,028

AT&T, Inc.,

2,630

3.400%, 05/15/25

2,584

1,325

4.300%, 12/15/42

1,132

2,020

5.650%, 02/15/47

2,092

Audatex North America, Inc.,

714

6.000%, 06/15/21 (e)

721

520

6.125%, 11/01/23 (e)

525

Avaya, Inc.,

60

7.000%, 04/01/19 (e)

37

221

10.500%, 03/01/21 (e)

56

1,500

Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.500%, 04/01/23

1,421

Bank of America Corp.,

3,795

2.625%, 10/19/20

3,762

1,040

4.250%, 10/22/26

1,026

25

Basic Energy Services, Inc., 7.750%, 02/15/19

5

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

400

Berry Plastics Corp., 5.500%, 05/15/22

416

Biogen, Inc.,

1,960

2.900%, 09/15/20

1,982

1,125

5.200%, 09/15/45

1,152

Blue Cube Spinco, Inc.,

357

9.750%, 10/15/23 (e)

397

343

10.000%, 10/15/25 (e)

380

279

Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (e)

209

235

BlueLine Rental Finance Corp., 7.000%, 02/01/19 (e)

172

82

Boyd Gaming Corp., 6.875%, 05/15/23

84

500

BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 04/15/22

50

157

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

159

1,340

Burlington Northern Santa Fe LLC, 4.550%, 09/01/44

1,382

Cablevision Systems Corp.,

233

7.750%, 04/15/18

240

828

8.000%, 04/15/20

778

250

Caesars Entertainment Operating Co., Inc., 8.500%, 02/15/20 (d)

189

210

CalAtlantic Group, Inc., 8.375%, 01/15/21

239

California Resources Corp.,

97

5.500%, 09/15/21

13

745

8.000%, 12/15/22 (e)

186

1,500

Calpine Corp., 6.000%, 01/15/22 (e)

1,538

3,000

Capital One Financial Corp., 4.200%, 10/29/25

2,943

400

Casella Waste Systems, Inc., 7.750%, 02/15/19

393

CCO Holdings LLC/CCO Holdings Capital Corp.,

539

5.375%, 05/01/25 (e)

534

405

5.750%, 09/01/23

411

1,500

5.875%, 04/01/24 (e)

1,532

331

6.500%, 04/30/21

344

1,535

6.625%, 01/31/22

1,612

300

7.375%, 06/01/20

312

CCO Safari II LLC,

145

4.464%, 07/23/22 (e)

147

73

4.908%, 07/23/25 (e)

75

1,330

CCOH Safari LLC, 5.750%, 02/15/26 (e)

1,334

CDW LLC/CDW Finance Corp.,

48

5.000%, 09/01/23

49

165

5.500%, 12/01/24

171

450

Cemex Finance LLC, 9.375%, 10/12/22 (e)

470

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

15

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

201

Centene Corp., 4.750%, 05/15/22

203

CenturyLink, Inc.,

200

Series T, 5.800%, 03/15/22

194

1,345

Series W, 6.750%, 12/01/23

1,315

199

Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 (e)

183

1,025

Chesapeake Energy Corp., 6.625%, 08/15/20

231

2,848

Chevron Corp., 2.355%, 12/05/22

2,733

65

Chinos Intermediate Holdings A, Inc., 7.750% (cash), 05/01/19 (e) (v)

16

CHS/Community Health Systems, Inc.,

200

5.125%, 08/01/21

201

200

6.875%, 02/01/22

172

218

Cincinnati Bell, Inc., 8.375%, 10/15/20

215

90

Cinemark USA, Inc., 5.125%, 12/15/22

91

CIT Group, Inc.,

29

3.875%, 02/19/19

29

1,220

5.000%, 08/15/22

1,225

491

5.250%, 03/15/18

505

400

5.375%, 05/15/20

413

1,495

5.500%, 02/15/19 (e)

1,547

200

Citgo Holding, Inc., 10.750%, 02/15/20 (e)

182

Citigroup, Inc.,

2,690

2.400%, 02/18/20

2,666

2,695

2.650%, 10/26/20

2,687

2,260

3.700%, 01/12/26

2,308

Claire’s Stores, Inc.,

250

6.125%, 03/15/20 (e)

123

68

8.875%, 03/15/19

10

880

9.000%, 03/15/19 (e)

504

Clear Channel Worldwide Holdings, Inc.,

1,945

Series B, 6.500%, 11/15/22

1,887

4,075

Series B, 7.625%, 03/15/20

3,586

100

Clearwater Paper Corp., 4.500%, 02/01/23

94

Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.,

99

6.375%, 03/15/24

28

26

8.500%, 12/15/19

10

155

CNG Holdings, Inc., 9.375%, 05/15/20 (e)

62

367

Coeur Mining, Inc., 7.875%, 02/01/21

261

1,000

Cogent Communications Finance, Inc., 5.625%, 04/15/21 (e)

950

600

Cogent Communications Group, Inc., 5.375%, 03/01/22 (e)

581

1,030

Comcast Corp., 4.600%, 08/15/45

1,088

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

350

Commercial Metals Co., 4.875%, 05/15/23

301

1,300

CommScope Technologies Finance LLC, 6.000%, 06/15/25 (e)

1,287

190

CommScope, Inc., 5.500%, 06/15/24 (e)

184

1,050

Communications Sales & Leasing, Inc./CSL Capital LLC, 6.000%, 04/15/23 (e)

1,013

Comstock Resources, Inc.,

150

9.500%, 06/15/20

13

562

10.000%, 03/15/20 (e)

204

530

Concho Resources, Inc., 5.500%, 04/01/23

493

185

ConocoPhillips Co., 4.300%, 11/15/44

149

450

CONSOL Energy, Inc., 5.875%, 04/15/22

294

242

Consolidated Communications, Inc., 6.500%, 10/01/22

197

17

Constellation Brands, Inc., 4.750%, 11/15/24

18

134

Continental Airlines 2007-1 Class A Pass-Through Trust, 5.983%, 04/19/22

148

1,300

Corrections Corp. of America, 4.625%, 05/01/23

1,307

733

Cott Beverages, Inc., 6.750%, 01/01/20

771

261

Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 03/01/22

188

Crown Castle International Corp.,

2,300

3.400%, 02/15/21

2,315

260

5.250%, 01/15/23

275

365

CSC Holdings LLC, 6.750%, 11/15/21

370

80

CSI Compressco LP/Compressco Finance, Inc., 7.250%, 08/15/22

46

1,195

CVS Health Corp., 5.300%, 12/05/43

1,355

Dana Holding Corp.,

1,910

5.500%, 12/15/24

1,779

600

6.000%, 09/15/23

573

210

Darling Ingredients, Inc., 5.375%, 01/15/22

207

312

Dean Foods Co., 6.500%, 03/15/23 (e)

328

1,053

Denali Borrower LLC/Denali Finance Corp., 5.625%, 10/15/20 (e)

1,108

835

Denbury Resources, Inc., 4.625%, 07/15/23

242

455

Diamondback Energy, Inc., 7.625%, 10/01/21

460

DISH DBS Corp.,

135

5.000%, 03/15/23

119

2,170

5.875%, 07/15/22

2,078

2,745

5.875%, 11/15/24

2,467

1,766

6.750%, 06/01/21

1,799

245

7.875%, 09/01/19

265

SEE NOTES TO
FINANCIAL STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

500

DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.125%, 06/15/21 (e)

419

1,155

Dominion Resources, Inc., 3.625%, 12/01/24

1,155

500

DreamWorks Animation SKG, Inc., 6.875%, 08/15/20 (e)

503

110

DS Services of America, Inc., 10.000%, 09/01/21 (e)

124

4

DuPont Fabros Technology LP, 5.875%, 09/15/21

4

Dynegy, Inc.,

99

5.875%, 06/01/23

76

26

6.750%, 11/01/19

24

615

7.375%, 11/01/22

513

35

7.625%, 11/01/24

29

203

E*TRADE Financial Corp., 5.375%, 11/15/22

211

175

Eagle Spinco, Inc., 4.625%, 02/15/21

173

1,563

Embarq Corp., 7.995%, 06/01/36

1,485

565

Emdeon, Inc., 11.000%, 12/31/19

579

1,095

Energizer Holdings, Inc., 5.500%, 06/15/25 (e)

1,084

75

EnerSys, 5.000%, 04/30/23 (e)

71

EP Energy LLC/Everest Acquisition Finance, Inc.,

400

7.750%, 09/01/22

108

1,300

9.375%, 05/01/20

380

Equinix, Inc.,

38

5.375%, 01/01/22

39

300

5.375%, 04/01/23

321

27

5.750%, 01/01/25

28

151

Fidelity & Guaranty Life Holdings, Inc., 6.375%, 04/01/21 (e)

153

First Data Corp.,

2,065

5.750%, 01/15/24 (e)

2,078

29

6.750%, 11/01/20 (e)

31

385

FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)

401

Ford Motor Credit Co. LLC,

2,575

3.200%, 01/15/21

2,542

3,000

3.664%, 09/08/24

2,913

2,385

4.389%, 01/08/26

2,433

12

Freescale Semiconductor, Inc., 6.000%, 01/15/22 (e)

13

Fresenius Medical Care U.S. Finance II, Inc.,

420

4.125%, 10/15/20 (e)

428

295

4.750%, 10/15/24 (e)

302

250

5.875%, 01/31/22 (e)

273

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Frontier Communications Corp.,

305

6.250%, 09/15/21

270

70

7.125%, 03/15/19

70

70

8.125%, 10/01/18

73

478

8.500%, 04/15/20

486

142

8.750%, 04/15/22

133

73

8.875%, 09/15/20 (e)

76

485

9.250%, 07/01/21

485

1,190

10.500%, 09/15/22 (e)

1,202

2,217

11.000%, 09/15/25 (e)

2,220

748

General Electric Co., 3.450%, 05/15/24

798

125

GenOn Energy, Inc., 9.875%, 10/15/20

76

1,000

GEO Group, Inc. (The), 6.625%, 02/15/21

1,030

Goldman Sachs Group, Inc. (The),

930

2.750%, 09/15/20

928

1,850

3.850%, 07/08/24

1,891

1,815

4.250%, 10/21/25

1,806

1,200

5.150%, 05/22/45

1,144

35

Goodman Networks, Inc., 12.125%, 07/01/18

10

Goodyear Tire & Rubber Co. (The),

475

7.000%, 05/15/22

508

1,000

8.750%, 08/15/20

1,155

575

Gray Television, Inc., 7.500%, 10/01/20

604

850

H&E Equipment Services, Inc., 7.000%, 09/01/22

810

195

Halcon Resources Corp., 13.000%, 02/15/22 (e)

29

Harland Clarke Holdings Corp.,

150

6.875%, 03/01/20 (e)

122

10

9.250%, 03/01/21 (e)

7

HCA, Inc.,

300

5.000%, 03/15/24

306

3,625

5.375%, 02/01/25

3,693

100

6.500%, 02/15/20

111

2,275

7.500%, 02/15/22

2,570

HD Supply, Inc.,

1,750

5.250%, 12/15/21 (e)

1,833

200

7.500%, 07/15/20

211

600

Headwaters, Inc., 7.250%, 01/15/19

614

HealthSouth Corp.,

250

5.125%, 03/15/23

246

174

5.750%, 11/01/24

176

650

5.750%, 09/15/25 (e)

645

375

Hecla Mining Co., 6.875%, 05/01/21

287

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

17

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

Hertz Corp. (The),

1,150

6.250%, 10/15/22

1,094

2,105

7.375%, 01/15/21

2,089

Hexion, Inc.,

2,387

6.625%, 04/15/20

1,886

163

10.000%, 04/15/20

140

Hilcorp Energy I LP/Hilcorp Finance Co.,

675

5.000%, 12/01/24 (e)

459

125

7.625%, 04/15/21 (e)

107

1,000

Hill-Rom Holdings, Inc., 5.750%, 09/01/23 (e)

1,028

1,100

Home Depot, Inc. (The), 3.000%, 04/01/26

1,137

250

Huntington Ingalls Industries, Inc., 5.000%, 12/15/21 (e)

263

Huntsman International LLC,

550

4.875%, 11/15/20

518

1,600

5.125%, 11/15/22 (e)

1,464

600

IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 05/15/19

570

681

Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 02/01/22

594

525

iHeartCommunications, Inc., 9.000%, 12/15/19

370

30

IHS, Inc., 5.000%, 11/01/22

31

500

ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)

385

535

ILFC E-Capital Trust II, VAR, 4.740%, 12/21/65 (e)

413

1,500

Infor Software Parent LLC/Infor Software Parent, Inc., 7.125% (cash), 05/01/21 (e) (v)

1,054

900

Infor U.S., Inc., 6.500%, 05/15/22 (e)

781

1,000

Informatica LLC, 7.125%, 07/15/23 (e)

920

825

Intel Corp., 4.900%, 07/29/45

895

International Lease Finance Corp.,

1,235

3.875%, 04/15/18

1,237

650

4.625%, 04/15/21

657

870

5.875%, 08/15/22

926

515

6.250%, 05/15/19

552

320

International Wire Group Holdings, Inc., 8.500%, 10/15/17 (e)

317

515

Iron Mountain, Inc., 5.750%, 08/15/24

516

135

Isle of Capri Casinos, Inc., 5.875%, 03/15/21

139

15

Jarden Corp., 7.500%, 05/01/17

15

JBS USA LLC/JBS USA Finance, Inc.,

236

5.750%, 06/15/25 (e)

203

1,137

5.875%, 07/15/24 (e)

996

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

545

7.250%, 06/01/21 (e)

524

260

8.250%, 02/01/20 (e)

261

435

Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 04/01/22

196

650

Kindred Healthcare, Inc., 8.750%, 01/15/23

583

1,000

Kinetic Concepts, Inc./KCI USA, Inc., 10.500%, 11/01/18

923

EUR 1,350

Kloeckner Pentaplast of America, Inc., Reg. S, 7.125%, 11/01/20

1,469

2,035

Kraft Heinz Foods Co., 5.200%, 07/15/45 (e)

2,191

50

Lamar Media Corp., 5.875%, 02/01/22

52

Lennar Corp.,

125

4.500%, 06/15/19

129

225

Series B, 12.250%, 06/01/17

250

988

Level 3 Communications, Inc., 5.750%, 12/01/22

1,020

Level 3 Financing, Inc.,

103

5.125%, 05/01/23

105

188

5.375%, 08/15/22

193

160

5.375%, 01/15/24 (e)

164

362

5.375%, 05/01/25

368

48

5.625%, 02/01/23

50

660

7.000%, 06/01/20

692

5

VAR, 4.101%, 01/15/18

5

250

LIN Television Corp., 5.875%, 11/15/22

252

390

LTF Merger Sub, Inc., 8.500%, 06/15/23 (e)

365

180

M/I Homes, Inc., 6.750%, 01/15/21

174

124

Masco Corp., 4.450%, 04/01/25

123

550

MasTec, Inc., 4.875%, 03/15/23

463

Meritage Homes Corp.,

150

7.000%, 04/01/22

156

75

7.150%, 04/15/20

78

MetLife, Inc.,

1,920

3.000%, 03/01/25

1,834

435

6.400%, 12/15/36

425

MGM Resorts International,

500

5.250%, 03/31/20

510

1,985

6.000%, 03/15/23

2,034

295

6.750%, 10/01/20

316

2,545

7.750%, 03/15/22

2,774

Micron Technology, Inc.,

142

5.250%, 08/01/23 (e)

122

1,375

5.250%, 01/15/24 (e)

1,155

935

5.500%, 02/01/25

785

725

5.875%, 02/15/22

666

SEE NOTES TO
FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

1,390

Microsoft Corp., 4.875%, 12/15/43

1,557

235

Milacron LLC/Mcron Finance Corp., 7.750%, 02/15/21 (e)

195

Momentive Performance Materials, Inc.,

350

3.880%, 10/24/21

238

350

8.875%, 10/15/20 (d)

—

Morgan Stanley,

2,500

2.800%, 06/16/20

2,513

3,110

3.700%, 10/23/24

3,150

790

4.300%, 01/27/45

753

846

MPG Holdco I, Inc., 7.375%, 10/15/22

799

450

MPH Acquisition Holdings LLC, 6.625%, 04/01/22 (e)

453

MPLX LP,

500

4.500%, 07/15/23 (e)

416

444

4.875%, 12/01/24 (e)

362

1,000

4.875%, 06/01/25 (e)

816

155

MSCI, Inc., 5.250%, 11/15/24 (e)

164

65

Mustang Merger Corp., 8.500%, 08/15/21 (e)

66

500

National Financial Partners Corp., 9.000%, 07/15/21 (e)

440

530

Nationstar Mortgage LLC/Nationstar Capital Corp., 6.500%, 07/01/21

467

67

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.125%, 11/15/21 (e)

47

430

Navios Maritime Holdings, Inc./Navios Maritime Finance II U.S., Inc., 7.375%, 01/15/22 (e)

138

280

Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., 7.250%, 05/01/22 (e)

145

29

NCI Building Systems, Inc., 8.250%, 01/15/23 (e)

30

5

NCR Corp., 6.375%, 12/15/23

5

1,700

Neiman Marcus Group Ltd. LLC, 8.000%, 10/15/21 (e)

1,198

1,000

Neptune Finco Corp., 10.125%, 01/15/23 (e)

1,076

Netflix, Inc.,

300

5.500%, 02/15/22

315

200

5.750%, 03/01/24

210

New Albertsons, Inc.,

197

7.450%, 08/01/29

160

53

8.000%, 05/01/31

45

22

8.700%, 05/01/30

20

620

Newfield Exploration Co., 5.375%, 01/01/26

536

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

Nexstar Broadcasting, Inc.,

1,230

6.125%, 02/15/22 (e)

1,181

665

6.875%, 11/15/20

675

2,585

Nielsen Finance LLC/Nielsen Finance Co., 5.000%, 04/15/22 (e)

2,617

Noble Energy, Inc.,

1,290

5.250%, 11/15/43

952

91

5.625%, 05/01/21

82

NRG Energy, Inc.,

500

7.875%, 05/15/21

472

500

8.250%, 09/01/20

477

5

Oasis Petroleum, Inc., 6.875%, 03/15/22

3

1,455

Oracle Corp., 4.500%, 07/08/44

1,501

8

Orbital ATK, Inc., 5.250%, 10/01/21

8

44

Oshkosh Corp., 5.375%, 03/01/25

43

Outfront Media Capital LLC/Outfront Media Capital Corp.,

5

5.250%, 02/15/22

5

150

5.625%, 02/15/24

156

Parker Drilling Co.,

150

6.750%, 07/15/22

87

50

7.500%, 08/01/20

35

250

Party City Holdings, Inc., 6.125%, 08/15/23 (e)

245

300

Penn Virginia Corp., 8.500%, 05/01/20

26

696

Pilgrim’s Pride Corp., 5.750%, 03/15/25 (e)

677

70

Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 01/15/24 (e)

74

1,000

Plantronics, Inc., 5.500%, 05/31/23 (e)

955

175

PolyOne Corp., 5.250%, 03/15/23

175

Post Holdings, Inc.,

1,007

6.750%, 12/01/21 (e)

1,069

1,500

7.375%, 02/15/22

1,590

1,000

7.750%, 03/15/24 (e)

1,095

1,630

PPL Capital Funding, Inc., Series A, VAR, 6.700%, 03/30/67

1,223

Prestige Brands, Inc.,

10

5.375%, 12/15/21 (e)

10

75

6.375%, 03/01/24 (e)

77

300

Prince Mineral Holding Corp., 11.500%, 12/15/19 (e)

241

Prudential Financial, Inc.,

660

4.600%, 05/15/44

632

235

VAR, 5.875%, 09/15/42

238

EUR
2,700

PSPC Escrow Corp., Reg. S, 6.000%, 02/01/23

2,199

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

19

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

QEP Resources, Inc.,

75

5.250%, 05/01/23

53

515

5.375%, 10/01/22

350

15

Quad/Graphics, Inc., 7.000%, 05/01/22

11

2,112

QUALCOMM, Inc., 4.800%, 05/20/45

1,946

Qwest Capital Funding, Inc.,

24

6.875%, 07/15/28

18

11

7.750%, 02/15/31

9

50

R.R. Donnelley & Sons Co., 7.625%, 06/15/20

49

150

Radio Systems Corp., 8.375%, 11/01/19 (e)

154

Rain CII Carbon LLC/CII Carbon Corp.,

250

8.000%, 12/01/18 (e)

203

EUR
500

Reg. S, 8.500%, 01/15/21

387

144

RCN Telecom Services LLC/RCN Capital Corp., 8.500%, 08/15/20 (e)

139

1,250

Realogy Group LLC/Realogy Co.-Issuer Corp., 5.250%, 12/01/21 (e)

1,270

745

Regal Entertainment Group, 5.750%, 03/15/22

753

Regency Energy Partners LP/Regency Energy Finance Corp.,

48

5.000%, 10/01/22

40

550

5.500%, 04/15/23

462

500

Revlon Consumer Products Corp., 5.750%, 02/15/21

501

2,020

Reynolds American, Inc., 5.850%, 08/15/45

2,371

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,

1,100

5.750%, 10/15/20

1,130

1,100

6.875%, 02/15/21

1,139

600

9.000%, 04/15/19

602

120

9.875%, 08/15/19

124

840

RHP Hotel Properties LP/RHP Finance Corp., 5.000%, 04/15/23

838

250

Rice Energy, Inc., 7.250%, 05/01/23

200

1,250

Rite Aid Corp., 6.125%, 04/01/23 (e)

1,334

1,000

Riverbed Technology, Inc., 8.875%, 03/01/23 (e)

890

100

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., 9.500%, 06/15/19 (e)

103

7

RR Donnelley & Sons Co., 6.500%, 11/15/23

5

31

RSP Permian, Inc., 6.625%, 10/01/22

28

43

Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)

1

Sabine Pass Liquefaction LLC,

500

5.625%, 04/15/23

462

1,100

5.625%, 03/01/25

998

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

604

Sabre GLBL, Inc., 5.375%, 04/15/23 (e)

609

250

SBA Communications Corp., 4.875%, 07/15/22

254

Scientific Games International, Inc.,

165

7.000%, 01/01/22 (e)

161

460

10.000%, 12/01/22

361

225

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 05/15/21 (e)

224

3,058

Serta Simmons Bedding LLC, 8.125%, 10/01/20 (e)

3,142

25

SESI LLC, 6.375%, 05/01/19

17

317

Shingle Springs Tribal Gaming Authority, 9.750%, 09/01/21 (e)

341

3,000

Simon Property Group LP, 3.300%, 01/15/26

3,036

Sinclair Television Group, Inc.,

250

5.375%, 04/01/21

253

500

5.625%, 08/01/24 (e)

499

2,000

6.125%, 10/01/22

2,060

Sirius XM Radio, Inc.,

545

4.625%, 05/15/23 (e)

531

240

5.375%, 04/15/25 (e)

239

1,380

5.750%, 08/01/21 (e)

1,432

1,750

6.000%, 07/15/24 (e)

1,838

300

Six Flags Entertainment Corp., 5.250%, 01/15/21 (e)

307

750

SM Energy Co., 6.500%, 11/15/21

338

Smithfield Foods, Inc.,

118

5.250%, 08/01/18 (e)

120

710

5.875%, 08/01/21 (e)

722

325

6.625%, 08/15/22

343

3,970

Southern Copper Corp., 5.875%, 04/23/45

3,136

Spectrum Brands, Inc.,

29

6.125%, 12/15/24

31

500

6.625%, 11/15/22

538

Sprint Capital Corp.,

75

6.875%, 11/15/28

55

895

8.750%, 03/15/32

689

Sprint Communications, Inc.,

268

6.000%, 12/01/16

266

1,030

7.000%, 03/01/20 (e)

1,012

352

7.000%, 08/15/20

276

Sprint Corp.,

417

7.125%, 06/15/24

297

22

7.250%, 09/15/21

16

404

7.625%, 02/15/25

289

5,939

7.875%, 09/15/23

4,395

SEE NOTES TO
FINANCIAL STATEMENTS.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

231

Standard Industries, Inc., 5.375%, 11/15/24 (e)

235

171

Station Casinos LLC, 7.500%, 03/01/21

178

Steel Dynamics, Inc.,

15

5.125%, 10/01/21

15

190

5.500%, 10/01/24

178

250

6.375%, 08/15/22

250

200

Stone Energy Corp., 7.500%, 11/15/22

54

505

Sunoco Logistics Partners Operations LP, 5.350%, 05/15/45

375

300

SUPERVALU, Inc., 7.750%, 11/15/22

234

145

Synchrony Financial, 3.750%, 08/15/21

146

150

Talen Energy Supply LLC, 4.625%, 07/15/19 (e)

121

110

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

32

500

Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 05/01/23

391

133

Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.875%, 04/15/23 (e)

122

1,000

TEGNA, Inc., 6.375%, 10/15/23

1,073

Tenet Healthcare Corp.,

300

4.500%, 04/01/21

298

200

6.000%, 10/01/20

212

200

6.750%, 02/01/20

192

1,000

6.750%, 06/15/23

906

300

8.000%, 08/01/20

303

3,700

8.125%, 04/01/22

3,638

207

Tenneco, Inc., 5.375%, 12/15/24

214

2,100

Terex Corp., 6.000%, 05/15/21

1,985

65

TerraForm Power Operating LLC, 5.875%, 02/01/23 (e)

49

Tesoro Logistics LP/Tesoro Logistics Finance Corp.,

156

5.500%, 10/15/19 (e)

146

150

6.250%, 10/15/22 (e)

138

149

Time Warner Cable, Inc., 7.300%, 07/01/38

157

1,000

Time, Inc., 5.750%, 04/15/22 (e)

843

T-Mobile USA, Inc.,

4

5.250%, 09/01/18

4

21

6.000%, 03/01/23

22

5

6.125%, 01/15/22

5

400

6.250%, 04/01/21

419

661

6.375%, 03/01/25

668

203

6.464%, 04/28/19

208

327

6.625%, 04/01/23

342

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

1,265

6.633%, 04/28/21

1,322

798

6.731%, 04/28/22

835

203

6.836%, 04/28/23

211

77

Toll Brothers Finance Corp., 4.875%, 11/15/25

75

Tronox Finance LLC,

50

6.375%, 08/15/20

31

466

7.500%, 03/15/22 (e)

288

702

U.S. Airways 2013-1 Class B Pass-Through Trust, 5.375%, 11/15/21

697

85

U.S. Concrete, Inc., 8.500%, 12/01/18

88

200

UCI International LLC, 8.625%, 02/15/19

40

225

Unifrax I LLC/Unifrax Holding Co., 7.500%, 02/15/19 (e)

173

350

Unit Corp., 6.625%, 05/15/21

165

United Rentals North America, Inc.,

250

4.625%, 07/15/23

250

385

5.500%, 07/15/25

365

700

6.125%, 06/15/23

718

1,650

7.625%, 04/15/22

1,754

115

8.250%, 02/01/21

121

UnitedHealth Group, Inc.,

3,135

3.100%, 03/15/26

3,157

710

4.750%, 07/15/45

776

Universal Health Services, Inc.,

34

3.750%, 08/01/19 (e)

35

47

4.750%, 08/01/22 (e)

47

Univision Communications, Inc.,

100

5.125%, 05/15/23 (e)

99

200

6.750%, 09/15/22 (e)

212

171

USG Corp., 5.500%, 03/01/25 (e)

174

375

USI, Inc., 7.750%, 01/15/21 (e)

345

VeriSign, Inc.,

67

4.625%, 05/01/23

66

39

5.250%, 04/01/25

38

Verizon Communications, Inc.,

2,000

3.500%, 11/01/24

2,042

710

3.850%, 11/01/42

595

1,563

4.862%, 08/21/46

1,527

153

Vulcan Materials Co., 4.500%, 04/01/25

153

Walgreens Boots Alliance, Inc.,

1,000

2.700%, 11/18/19

1,005

200

4.800%, 11/18/44

182

25

WCI Communities, Inc., 6.875%, 08/15/21

25

1,210

Wells Fargo & Co., 4.900%, 11/17/45

1,227

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

21

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Corporate Bonds — continued

United States — continued

357

Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 02/15/23

303

250

Whiting Petroleum Corp., 5.750%, 03/15/21

117

Windstream Services LLC,

130

6.375%, 08/01/23

94

335

7.500%, 06/01/22

259

1,419

7.500%, 04/01/23

1,072

25

7.750%, 10/15/20

21

1,995

7.750%, 10/01/21

1,610

165

Wise Metals Group LLC/Wise Alloys Finance Corp., 8.750%, 12/15/18 (e)

139

WMG Acquisition Corp.,

390

5.625%, 04/15/22 (e)

387

200

6.750%, 04/15/22 (e)

188

605

WPX Energy, Inc., 6.000%, 01/15/22

346

1,715

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 03/01/25 (e)

1,638

Zayo Group LLC/Zayo Capital, Inc.,

1,470

6.000%, 04/01/23

1,448

230

10.125%, 07/01/20

247

2,170

Zebra Technologies Corp., 7.250%, 10/15/22

2,262

ZF North America Capital, Inc.,

EUR 2,000

2.750%, 04/27/23

2,034

222

4.000%, 04/29/20 (e)

223

167

4.500%, 04/29/22 (e)

165

1,244

4.750%, 04/29/25 (e)

1,188

333,776

Total Corporate Bonds (Cost $691,725)

636,052

Foreign Government Securities — 13.6%

Angola — 0.2%

3,464

Republic of Angola, 9.500%, 11/12/25 (e)

2,970

Belarus — 0.3%

3,100

Republic of Belarus, Reg. S, 8.950%, 01/26/18

3,193

Cameroon — 0.3%

3,950

Republic of Cameroon, 9.500%, 11/19/25 (e)

3,486

Croatia — 0.3%

3,200

Republic of Croatia, Reg. S, 5.500%, 04/04/23

3,322

Dominican Republic — 0.3%

2,960

Government of Dominican Republic, 6.875%, 01/29/26 (e)

3,060

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Hungary — 2.0%

Republic of Hungary,

HUF
3,595,000

3.000%, 06/26/24

12,639

HUF
2,425,550

5.500%, 06/24/25

10,209

22,848

Italy — 0.5%

EUR
3,940

Italy Buoni Poliennali Del Tesoro, 4.750%, 09/01/44 (e)

6,275

Mexico — 2.5%

United Mexican States,

EUR
5,110

3.375%, 02/23/31

5,517

MXN
344,514

Series M 20, 10.000%, 12/05/24

24,219

29,736

Morocco — 0.4%

4,600

Kingdom of Morocco, Reg. S, 4.250%, 12/11/22

4,726

Pakistan — 0.2%

2,300

Republic of Pakistan, Reg. S, 7.250%, 04/15/19

2,359

Portugal — 1.4%

Portugal Obrigacoes do Tesouro OT,

EUR 9,303

2.875%, 10/15/25 (e)

10,132

EUR 5,446

2.875%, 07/21/26 (e)

5,873

16,005

Romania — 0.4%

EUR 4,161

Republic of Romania, 3.875%, 10/29/35 (e)

4,577

Spain — 4.8%

Spain Government Bond,

EUR 20,577

1.950%, 04/30/26 (e)

23,103

EUR 20,326

3.800%, 04/30/24 (e)

26,266

EUR 3,670

5.150%, 10/31/44 (e)

5,975

55,344

Total Foreign Government Securities (Cost $163,749)

157,901

Loan Assignments — 5.4%

Australia — 0.0% (g)

839

FMG Resources Pty, Ltd., Term Loan B, VAR, 4.250%, 06/30/19

643

Canada — 0.3%

1,150

Concordia Healthcare Corp., Initial Dollar Term Loan, VAR, 5.250%, 10/21/21

1,104

40

Garda World Security Corp., Term B Delayed Draw Loan, VAR, 5.500%, 11/06/20

38

SEE NOTES TO
FINANCIAL STATEMENTS.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

Canada — continued

158

Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20

148

148

MEG Energy Corp., Incremental Term Loan, VAR, 3.750%, 03/31/20

105

421

Mitel Networks Corp., Term Loan 2015, VAR, 5.500%, 04/29/22

418

1,443

Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, VAR, 4.000%, 04/01/22

1,347

3,160

Greece — 0.0% (g)

167

Navios Maritime Partners LP, Term Loan, VAR, 5.500%, 06/18/20 ^

148

Luxembourg — 0.2%

1,032

Auris Luxembourg III Sarl, Facility B-4, VAR, 4.250%, 01/17/22

1,006

475

Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, VAR, 3.750%, 06/30/19

422

995

Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, VAR, 4.250%, 03/11/22

968

2,396

Netherlands — 0.1%

1,000

NXP B.V./NXP Funding LLC, Tranche B Loan, VAR, 3.750%, 12/07/20

997

Singapore — 0.1%

870

Avago Technologies Ltd., Term B-1 Dollar Loan, VAR, 4.250%, 02/01/23

857

United Kingdom — 0.1%

847

Virgin Media Investments Holdings Ltd., F Facility, VAR, 3.500%, 06/30/23

820

United States — 4.6%

540

Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23 ^

539

59

Acadia Healthcare, Inc., Tranche B Term Loan, VAR, 4.250%, 02/11/22

59

247

AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

246

99

Albertson’s LLC, Term Loan B-2, VAR, 5.500%, 03/21/19

97

199

Albertson’s LLC, Term Loan B-4, VAR, 5.500%, 08/25/21

194

473

Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22

460

249

Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22

240

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

789

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19

780

448

American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.750%, 07/07/22

443

390

American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20

341

30

Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21

29

934

Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20

547

882

Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20

870

205

Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21

201

500

Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20

490

379

Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22

359

995

Calpine Corp., Term Loan, VAR, 3.500%, 05/27/22

941

997

CDW LLC/CDW Finance Corp., Term Loan, VAR, 3.250%, 04/29/20

984

1,809

CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19

1,777

247

Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17

245

495

Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18

490

847

CHS/Community Health Systems, Inc., Incremental 2021 Term H Loan, VAR, 4.000%, 01/27/21

804

939

Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20

898

296

CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21

279

199

Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20

177

972

Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

940

960

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20

936

910

CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22

901

49

DaVita HealthCare Partners, Inc., Tranche B Term Loan, VAR, 3.500%, 06/24/21

49

1,221

Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20

1,215

850

Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21

786

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

23

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

United States — continued

92

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18

90

316

Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21

124

344

Duff & Phelps Corp., Initial Term B-1 Loan, VAR, 4.750%, 04/23/20

335

494

Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20

481

16

EFS Cogen Holdings LLC, Term B Advance, VAR, 3.750%, 12/17/20

16

464

Emdeon, Inc., Term B-3 Loan, VAR, 3.750%, 11/02/18

453

510

Energy Future Intermediate Holding Co. LLC, Term Loan, VAR, 4.250%, 12/19/16

507

142

Entegris, Inc., Tranche B Term Loan, VAR, 3.500%, 04/30/21

139

200

Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20

27

500

First Data Corp., 2021 New Dollar Term Loan, VAR, 4.434%, 03/24/21

492

300

First Data Corp., Term Loan, VAR, 3.934%, 03/23/18

296

445

Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20

367

365

Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21

362

437

Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22

431

87

Halyard Health, Inc., Term Loan, VAR, 4.000%, 11/01/21

86

391

Harland Clarke Holdings Corp., Tranche B-4 Term Loan, VAR, 6.000%, 08/04/19

347

247

Hearthside Group Holdings, Term Loan, VAR, 4.500%, 06/02/21

233

886

HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20

845

379

Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19

258

1,113

IASIS Healthcare LLC/IASIS Capital Corp., Term Loan B, VAR, 4.500%, 05/03/18

1,081

550

iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19

360

24

iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19

15

496

IMS Health, Inc., Term Loan, VAR, 3.500%, 03/17/21

486

248

Infor US, Inc., Tranche B-5 Term Loan, VAR, 3.750%, 06/03/20

229

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

496

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18

473

781

Intrawest Operations Group, Initial Term Loan, VAR, 4.750%, 12/09/20

757

1,743

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

1,722

492

J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18

486

499

JELD-WEN, Inc., Term B-1 Loan, VAR, 4.750%, 07/01/22

486

155

Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18

154

40

Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21

39

99

Mauser AG (FKA Pertus Sechzehnte GmbH), Initial Dollar 1st Lien Term Loan, VAR, 4.500%, 07/31/21

95

81

McGraw-Hill Education Holdings LLC, Term Loan, VAR, 4.750%, 03/22/19

80

590

Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20

589

496

MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19

491

315

MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21

307

743

National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20

706

464

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21

450

996

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

968

31

OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19

31

325

On Assignment, Inc., Initial Term B Loan, VAR, 3.750%, 06/03/22

325

39

Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21

34

488

Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19

425

247

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

47

289

Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21

286

395

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20

139

417

Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.750%, 01/26/23

408

SEE NOTES TO
FINANCIAL STATEMENTS.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Loan Assignments — continued

United States — continued

255

Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22

247

332

PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20

328

196

Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20

194

120

Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23

120

104

Post Holdings, Inc., Series A Incremental Term Loan, VAR, 3.750%, 06/02/21

104

499

Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20

486

22

Quikrete Holdings, Inc., 2nd Lien Initial Loan, VAR, 7.000%, 03/26/21

22

500

Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21

498

248

Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22

243

1,798

ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19

1,611

1,703

Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19

1,699

1,757

Scientific Games International, Inc., Initial Term Loan, VAR, 6.000%, 10/18/20

1,613

197

Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21

82

492

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18

453

468

Sedgwick Claims Management Services, Inc., 1st Lien Initial Term Loan, VAR, 3.750%, 03/01/21

446

435

Sedgwick Claims Management Services, Inc., 2nd Lien Initial Loan, VAR, 6.750%, 02/28/22

380

200

Staples, Inc., Escrow Term Loan, VAR, 4.750%, 02/02/22

198

2,178

Stardust Finance, Senior Lien Term Loan, VAR, 6.500%, 03/14/22

1,961

886

Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20

873

1,494

Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22

1,471

297

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19

280

37

Tempur Sealy International, Inc., Term B Loan, VAR, 3.500%, 03/18/20

37

250

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)

68

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — continued

125

Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)

33

1,503

Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20

1,487

989

Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20

870

468

Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20

454

1,289

Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20

1,251

563

UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21

546

549

WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20

526

98

XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21

98

355

Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21

357

53,911

Total Loan Assignments (Cost 66,812)

62,932

Mortgage Pass-Through Security — 2.3%

United States — 2.3%

26,385

Federal National Mortgage Association, 30 Year, Single Family, TBA, 3.000%, 03/25/46 (w) (Cost $26,900)

27,056

Preferred Securities — 3.5% (x)

Belgium — 0.2%

EUR
1,970

KBC Groep N.V., VAR, 5.625%, 03/19/19

2,025

Denmark — 0.1%

EUR
950

Danske Bank A/S, VAR, 5.875%, 04/06/22

1,005

France — 0.5%

EUR
550

BPCE S.A., VAR, 6.117%, 10/30/17

622

Credit Agricole S.A.,

EUR
2,300

Reg. S, VAR, 6.500%, 06/23/21

2,346

GBP
450

VAR, 8.125%, 10/26/19

668

2,130

Societe Generale S.A., VAR, 8.000%, 09/29/25 (e)

1,949

5,585

Germany — 0.0% (g)

EUR
300

Allianz SE, VAR, 4.750%, 10/24/23

345

Ireland — 0.2%

EUR
2,770

Bank of Ireland, VAR, 7.375%, 06/18/20

2,772

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

25

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

Preferred Securities — continued

Italy — 0.2%

2,165

Intesa Sanpaolo S.p.A., VAR, 7.700%, 09/17/25 (e)

1,883

Netherlands — 0.1%

Telefonica Europe B.V.,

EUR
400

VAR, 4.200%, 12/04/19

404

EUR
100

VAR, 5.875%, 03/31/24

102

EUR
700

VAR, 6.500%, 09/18/18

773

EUR
100

VAR, 7.625%, 09/18/21

113

1,392

Spain — 0.1%

600

Banco Bilbao Vizcaya Argentaria S.A., VAR, 9.000%, 05/09/18

611

Sweden — 0.3%

Skandinaviska Enskilda Banken AB,

2,240

VAR, 5.750%, 05/13/20

2,098

EUR
700

VAR, 7.092%, 12/21/17

813

700

Svenska Handelsbanken AB, VAR, 5.250%, 03/01/21

658

3,569

Switzerland — 0.2%

1,190

Credit Suisse Group AG, VAR, 6.250%, 12/18/24 (e)

1,062

UBS Group AG,

EUR
1,025

VAR, 5.750%, 02/19/22

1,100

723

VAR, 7.125%, 02/19/20

724

2,886

United Kingdom — 0.4%

GBP
530

HBOS Capital Funding LP, VAR, 6.461%, 11/30/18

739

882

Lloyds Banking Group plc, VAR, 7.500%, 06/27/24

825

GBP
1,380

Nationwide Building Society, VAR, 6.875%, 06/20/19

1,747

GBP 638

Standard Life plc, VAR, 6.750%, 07/12/27

930

4,241

PRINCIPAL AMOUNT

SECURITY DESCRIPTION

VALUE

United States — 1.2%

Bank of America Corp.,

4,070

Series AA, VAR, 6.100%, 03/17/25

3,948

50

Series K, VAR, 8.000%, 01/30/18

50

Citigroup, Inc.,

40

VAR, 5.950%, 01/30/23

38

972

Series M, VAR, 6.300%, 05/15/24

909

2,773

Series O, VAR, 5.875%, 03/27/20

2,582

720

Series R, VAR, 6.125%, 11/15/20

709

Goldman Sachs Group, Inc. (The),

225

Series L, VAR, 5.700%, 05/10/19

215

1,630

Series M, VAR, 5.375%, 05/10/20

1,553

2,470

Morgan Stanley, Series J, VAR, 5.550%, 07/15/20

2,396

1,265

Wells Fargo & Co., Series U, VAR, 5.875%, 06/15/25

1,339

13,739

Total Preferred Securities (Cost $43,855)

40,053

SHARES

Preferred Stock — 0.0% (g)

Cayman Islands — 0.0% (g)

—
(h)

XLIT Ltd., Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @ (Cost $50)

48

Short-Term Investment — 0.2%

Investment Company — 0.2%

2,143

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $2,143)

2,143

Total Investments — 97.7% (Cost $1,211,179)

1,134,023

Other Assets in Excess of Liabilities — 2.3% (c)

26,245

NET ASSETS — 100.0%

$
1,160,268

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Futures Contracts

NUMBER OF CONTRACTS

DESCRIPTION

EXPIRATION DATE

TRADING CURRENCY

NOTIONAL VALUE AT FEBRUARY 29, 2016

NET UNREALIZED APPRECIATION (DEPRECIATION)

Long Futures Outstanding

15

Euro Bobl

03/08/16

EUR

2,176

27

378

Euro-BTP Italian Government Bond

03/08/16

EUR

57,643

987

979

10 Year Australian Government Bond

03/15/16

AUD

92,123

2,512

72

10 Year U.S. Treasury Note

06/21/16

USD

9,397

7

69

U.S. Treasury Long Bond

06/21/16

USD

11,353

(22
)

314

U.S. Ultra Bond

06/21/16

USD

54,371

(8
)

6

Long Gilt

06/28/16

GBP

1,018

6

Short Futures Outstanding

(513
)

Euro Bund

03/08/16

EUR

(92,963
)

(4,826
)

(123
)

Euro-Buxl 30-Year Bond

03/08/16

EUR

(22,720
)

(1,444
)

(86
)

2 Year U.S. Treasury Note

06/30/16

USD

(18,795
)

12

(786
)

5 Year U.S. Treasury Note

06/30/16

USD

(95,094
)

(143
)

(2,892
)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT FEBRUARY 29, 2016

NET UNREALIZED APPRECIATION (DEPRECIATION)

40,512

EUR

Citibank, N.A.

03/16/16

44,762

44,089

(673
)

536

EUR

HSBC Bank, N.A.

03/16/16

599

583

(16
)

2,964

EUR

Royal Bank of Canada

03/16/16

3,269

3,225

(44
)

14,315

EUR

Standard Chartered Bank

03/16/16

15,751

15,579

(172
)

17,135

EUR

State Street Corp.

03/16/16

19,040

18,648

(392
)

185

GBP

Barclays Bank plc

03/16/16

269

257

(12
)

1,845

GBP

HSBC Bank, N.A.

03/16/16

2,680

2,568

(112
)

256

GBP

Merrill Lynch International

03/16/16

373

357

(16
)

2,755

GBP

Morgan Stanley

03/16/16

3,955

3,834

(121
)

28,751

GBP

Royal Bank of Canada

03/16/16

40,457

40,019

(438
)

866,729

HUF

State Street Corp.

03/16/16

3,062

3,040

(22
)

19,384

MXN

HSBC Bank, N.A.

03/16/16

1,065

1,068

3

135,282

133,267

(2,015
)

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

27

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

CONTRACTS TO SELL

CURRENCY

COUNTERPARTY

SETTLEMENT DATE

SETTLEMENT VALUE

VALUE AT FEBRUARY 29, 2016

NET UNREALIZED APPRECIATION (DEPRECIATION)

2,808

AUD

Royal Bank of Canada

03/16/16

2,023

2,003

20

1,669

EUR

BNP Paribas

03/16/16

1,866

1,817

49

126,934

EUR

Citibank, N.A.

03/16/16

142,135

138,143

3,992

1,228

EUR

Credit Suisse International

03/16/16

1,337

1,336

1

255

EUR

Goldman Sachs International

03/16/16

284

277

7

205,159

EUR

HSBC Bank, N.A.

03/16/16

230,915

223,275

7,640

3,864

EUR

Morgan Stanley

03/16/16

4,323

4,205

118

2,804

EUR

Royal Bank of Canada

03/16/16

3,174

3,051

123

3,030

EUR

Standard Chartered Bank

03/16/16

3,324

3,298

26

5,081

EUR

State Street Corp.

03/16/16

5,599

5,530

69

25,966

GBP

Goldman Sachs International

03/16/16

37,732

36,142

1,590

39,000

GBP

HSBC Bank, N.A.

03/16/16

56,525

54,285

2,240

7,606,471

HUF

HSBC Bank, N.A.

03/16/16

27,467

26,678

789

454,402

MXN

Royal Bank of Canada

03/16/16

24,903

25,033

(130
)

541,607

525,073

16,534

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD

— Australian Dollar

CDO

— Collateralized Debt Obligation

CLO

— Collateralized Loan Obligation

CMO

— Collateralized Mortgage Obligation

EUR

— Euro

GBP

— British Pound

GMAC

— General Motors Acceptance Corp.

HUF

— Hungarian Forint

IF

—  Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline
(incline) in a specified index. The interest rate shown is the rate in effect as of February 29, 2016. The rate may be subject to a cap and floor.

IO

—  Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.
As a result, interest income may be reduced considerably.

MXN

— Mexican Peso

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

REMIC

— Real Estate Mortgage Investment Conduit

STRIPS

—  Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB

— Step-Up Bond. The interest rate shown is the rate in effect as of February 29, 2016.

TBA

— To Be Announced

USD

— United States Dollar

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 29,
2016.

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 29, 2016.

(a)

— Non-income producing security.

(b)

  —  Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)

— Included in this amount is cash segregated as collateral for futures contracts.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than one thousand (shares or dollars).

(l)

— The rate shown is the current yield as of February 29, 2016.

(v)

  —  Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(w)

  —  All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.

(x)

—  Securities are perpetual and thus, do not have a predetermined maturity date. The coupon rates for these securities are fixed for a period of time and may be structured to adjust thereafter. The dates shown, if applicable, reflect the next call date. The coupon rates shown are the rates in effect as of February 29, 2016.

^

  —  All or a portion of the security is unsettled as of February 29, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO FINANCIAL STATEMENTS.

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

29

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (Unaudited)

(Amounts in
thousands, except per share amounts)

Global Bond Opportunities Fund

ASSETS:

Investments in non-affiliates, at value

$
1,131,880

Investments in affiliates, at value

2,143

Total investment securities, at value

1,134,023

Cash

424

Foreign currency, at value

20,716

Deposits at broker for futures contracts

7,519

Receivables:

Investment securities sold

13,226

Fund shares sold

2,114

Interest from non-affiliates

15,252

Dividends from affiliates

12

Tax reclaims

57

Variation margin on futures contracts

407

Unrealized appreciation on forward foreign currency exchange contracts

16,667

Total Assets

1,210,417

LIABILITIES:

Payables:

Investment securities purchased

898

Investment securities purchased — delayed delivery securities

26,900

Fund shares redeemed

19,480

Unrealized depreciation on forward foreign currency exchange contracts

2,148

Accrued liabilities:

Investment advisory fees

435

Administration fees

8

Distribution fees

31

Shareholder servicing fees

117

Custodian and accounting fees

37

Trustees’ and Chief Compliance Officer’s fees

—
(a)

Other

95

Total Liabilities

50,149

Net Assets

$
1,160,268

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

30

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Global Bond Opportunities Fund

NET ASSETS:

Paid-in-Capital

$
1,256,617

Accumulated undistributed (distributions in excess of) net investment income

(4,063
)

Accumulated net realized gains (losses)

(26,681
)

Net unrealized appreciation (depreciation)

(65,605
)

Total Net Assets

$
1,160,268

Net Assets:

Class A

$
79,682

Class C

27,119

Class R6

116,699

Select Class

936,768

Total

$
1,160,268

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Class A

8,308

Class C

2,837

Class R6

12,143

Select Class

97,496

Net Asset Value (a):

Class A — Redemption price per share

$
9.59

Class C — Offering price per share (b)

9.56

Class R6 — Offering and redemption price per share

9.61

Select Class — Offering and redemption price per share

9.61

Class A maximum sales charge

3.75
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
9.96

Cost of investments in non-affiliates

$
1,209,036

Cost of investments in affiliates

2,143

Cost of foreign currency

20,700

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

31

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

(Amounts in thousands)

Global Bond Opportunities Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
29,657

Interest income from affiliates

3

Dividend income from non-affiliates

13

Dividend income from affiliates

40

Total investment income

29,713

EXPENSES:

Investment advisory fees

3,434

Administration fees

511

Distribution fees:

Class A

91

Class C

75

Shareholder servicing fees:

Class A

91

Class C

25

Select Class

1,297

Custodian and accounting fees

126

Interest expense to affiliates

1

Professional fees

64

Trustees’ and Chief Compliance Officer’s fees

5

Printing and mailing costs

22

Registration and filing fees

86

Transfer agent fees (See Note 2.H.)

10

Sub-transfer agent fees (See Note 2.H.)

85

Other

5

Total expenses

5,928

Less fees waived

(1,850
)

Less expense reimbursements

(2
)

Net expenses

4,076

Net investment income (loss)

25,637

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

(23,577
)

Futures

1,471

Foreign currency transactions

4,488

Options written

(463
)

Net realized gain (loss)

(18,081
)

Change in net unrealized appreciation/depreciation on:

Investments in non-affiliates

(37,298
)

Futures

(3,040
)

Foreign currency translations

16,903

Change in net unrealized appreciation/depreciation

(23,435
)

Net realized/unrealized gains (losses)

(41,516
)

Change in net assets resulting from operations

$
(15,879
)

SEE NOTES TO FINANCIAL
STATEMENTS.

32

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Global Bond Opportunities Fund

Six Months Ended February 29, 2016 (Unaudited)

Year Ended August 31, 2015

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
25,637

$
30,600

Net realized gain (loss)

(18,081
)

7,421

Change in net unrealized appreciation/depreciation

(23,435
)

(44,260
)

Change in net assets resulting from operations

(15,879
)

(6,239
)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(2,278
)

(2,055
)

From net realized gains

—

(22
)

Class C

From net investment income

(640
)

(380
)

From net realized gains

—

(4
)

Class R6

From net investment income

(3,842
)

(3,564
)

From net realized gains

—

(29
)

Select Class

From net investment income

(33,875
)

(30,396
)

From net realized gains

—

(308
)

Total distributions to shareholders

(40,635
)

(36,758
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

82,631

973,190

NET ASSETS:

Change in net assets

26,117

930,193

Beginning of period

1,134,151

203,958

End of period

$
1,160,268

$
1,134,151

Accumulated undistributed (distributions in excess of) net investment income

$
(4,063
)

$
10,935

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

33

STATEMENT OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Global Bond Opportunities Fund

Six Months Ended February 29, 2016 (Unaudited)

Year Ended August 31, 2015

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
32,717

$
74,560

Distributions reinvested

2,246

2,052

Cost of shares redeemed

(16,483
)

(28,498
)

Change in net assets resulting from Class A capital transactions

$
18,480

$
48,114

Class C

Proceeds from shares issued

$
17,125

$
11,057

Distributions reinvested

585

348

Cost of shares redeemed

(2,961
)

(2,236
)

Change in net assets resulting from Class C capital transactions

$
14,749

$
9,169

Class R6

Proceeds from shares issued

$
31,384

$
89,470

Distributions reinvested

1,463

2,081

Cost of shares redeemed

(24,732
)

(20,147
)

Change in net assets resulting from Class R6 capital transactions

$
8,115

$
71,404

Select Class

Proceeds from shares issued

$
484,016

$
1,161,770

Distributions reinvested

7,284

5,132

Cost of shares redeemed

(450,013
)

(322,399
)

Change in net assets resulting from Select Class capital transactions

$
41,287

$
844,503

Total change in net assets resulting from capital transactions

$
82,631

$
973,190

SHARE TRANSACTIONS:

Class A

Issued

3,337

7,218

Reinvested

230

200

Redeemed

(1,688
)

(2,794
)

Change in Class A Shares

1,879

4,624

Class C

Issued

1,747

1,071

Reinvested

60

34

Redeemed

(304
)

(218
)

Change in Class C Shares

1,503

887

Class R6

Issued

3,215

8,669

Reinvested

150

203

Redeemed

(2,581
)

(1,968
)

Change in Class R6 Shares

784

6,904

Select Class

Issued

49,175

112,226

Reinvested

746

499

Redeemed

(46,367
)

(31,301
)

Change in Select Class Shares

3,554

81,424

SEE NOTES TO FINANCIAL
STATEMENTS.

34

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

35

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Global Bond Opportunities Fund

Class A

Six Months Ended February 29, 2016 (Unaudited)

$
10.01

$
0.19
(f)

$
(0.31
)

$
(0.12
)

$
(0.30
)

$
—

$
(0.30
)

Year Ended August 31, 2015

10.60

0.40
(f)

(0.53
)

(0.13
)

(0.45
)

(0.01
)

(0.46
)

Year Ended August 31, 2014

10.20

0.42
(f)

0.38

0.80

(0.35
)

(0.05
)

(0.40
)

September 4, 2012 (h) through August 31, 2013

10.00

0.45

0.16

0.61

(0.41
)

—

(0.41
)

Class C

Six Months Ended February 29, 2016 (Unaudited)

9.99

0.17
(f)

(0.31
)

(0.14
)

(0.29
)

—

(0.29
)

Year Ended August 31, 2015

10.59

0.35
(f)

(0.51
)

(0.16
)

(0.43
)

(0.01
)

(0.44
)

Year Ended August 31, 2014

10.21

0.37
(f)

0.39

0.76

(0.33
)

(0.05
)

(0.38
)

September 4, 2012 (h) through August 31, 2013

10.00

0.44

0.14

0.58

(0.37
)

—

(0.37
)

Class R6

Six Months Ended February 29, 2016 (Unaudited)

10.03

0.21
(f)

(0.31
)

(0.10
)

(0.32
)

—

(0.32
)

Year Ended August 31, 2015

10.61

0.44
(f)

(0.52
)

(0.08
)

(0.49
)

(0.01
)

(0.50
)

Year Ended August 31, 2014

10.21

0.48
(f)

0.36

0.84

(0.39
)

(0.05
)

(0.44
)

September 4, 2012 (h) through August 31, 2013

10.00

0.52

0.14

0.66

(0.45
)

—

(0.45
)

Select Class

Six Months Ended February 29, 2016 (Unaudited)

10.03

0.20
(f)

(0.30
)

(0.10
)

(0.32
)

—

(0.32
)

Year Ended August 31, 2015

10.61

0.42
(f)

(0.52
)

(0.10
)

(0.47
)

(0.01
)

(0.48
)

Year Ended August 31, 2014

10.21

0.45
(f)

0.37

0.82

(0.37
)

(0.05
)

(0.42
)

September 4, 2012 (h) through August 31, 2013

10.00

0.50

0.14

0.64

(0.43
)

—

(0.43
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Certain non-recurring expenses incurred by the Fund were not annualized for the year ended August 31, 2014 and for the period ended August 31, 2013.

(h)
Commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

36

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits

Portfolio turnover rate (b)(e)

$
9.59

(1.18
)%

$
79,682

0.89
%

3.88
%

1.26
%

33
%

10.01

(1.26
)

64,383

0.89

3.85

1.27

90

10.60

8.01

19,131

0.89
(g)

4.01
(g)

1.49
(g)

77

10.20

6.12

203

0.90
(g)

4.66
(g)

2.41
(g)

117

9.56

(1.43
)

27,119

1.29

3.48

1.75

33

9.99

(1.63
)

13,324

1.29

3.44

1.79

90

10.59

7.55

4,727

1.29
(g)

3.49
(g)

1.98
(g)

77

10.21

5.77

53

1.30
(g)

4.30
(g)

2.54
(g)

117

9.61

(0.97
)

116,699

0.49

4.28

0.68

33

10.03

(0.86
)

113,977

0.49

4.22

0.71

90

10.61

8.38

47,277

0.49
(g)

4.53
(g)

1.00
(g)

77

10.21

6.58

53

0.50
(g)

5.10
(g)

1.55
(g)

117

9.61

(1.04
)

936,768

0.64

4.12

0.95

33

10.03

(0.97
)

942,467

0.64

4.08

0.97

90

10.61

8.22

132,823

0.64
(g)

4.30
(g)

1.26
(g)

77

10.21

6.43

26,731

0.65
(g)

4.95
(g)

1.80
(g)

117

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

37

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Global Bond Opportunities Fund

Class A, Class C, Class R6 and Select Class

Diversified

The investment objective of the Fund is to seek to provide total return.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee
(“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued
based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

38

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at February 29, 2016.

Valuations reflected in this
report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level
within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the
Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

Level 1 Quoted prices

  Level 2 Other significant
observable inputs

  Level 3 Significant
unobservable inputs

Total

Investments in Securities

Debt Securities

Asset-Backed Securities

Cayman Islands

$
—

$
3,570

$
250

$
3,820

Ireland

—

—

769

769

Italy

—

34

—

34

United States

—

36,089

28,298

64,387

Total Asset-Backed Securities

—

39,693

29,317

69,010

Collateralized Mortgage Obligations

Agency CMO

United States

—

20,895

—

20,895

Non-Agency CMO

Italy

—

—

125

125

Spain

—

94

—

94

United States

—

24,741

—

24,741

Total Collateralized Mortgage Obligations

—

45,730

125

45,855

Commercial Mortgage-Backed Securities

Cayman Islands

—

255

106

361

United States

—

47,691

24,771

72,462

Total Commercial Mortgage-Backed Securities

—

47,946

24,877

72,823

Convertible Bonds

Netherlands

—

1,655

—

1,655

United States

—

18,481

—

18,481

Total Convertible Bonds

—

20,136

—

20,136

Corporate Bonds

Australia

—

121

—

121

Bahamas

—

—

107

107

Belgium

—

3,554

—

3,554

Bermuda

—

391

—

391

Canada

—

16,198

—

16,198

Cayman Islands

—

3,556

—

3,556

Chile

—

3,274

—

3,274

Croatia

—

1,436

—

1,436

Denmark

—

277

—

277

France

—

34,910

—

34,910

Germany

—

24,509

—

24,509

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

39

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

Level 1 Quoted prices

  Level 2 Other significant
observable inputs

  Level 3 Significant
unobservable inputs

Total

Hong Kong

$
—

$
3,700

$
—

$
3,700

Ireland

—

14,014

—

14,014

Italy

—

13,371

—

13,371

Japan

—

198

—

198

Luxembourg

—

68,503

—

68,503

Mexico

—

8,558

—

8,558

Netherlands

—

21,798

342

22,140

Norway

—

4,740

—

4,740

Singapore

—

200

—

200

Spain

—

1,604

—

1,604

Sweden

—

5,546

—

5,546

Switzerland

—

7,180

—

7,180

United Kingdom

—

64,189

—

64,189

United States

—

333,018

758

333,776

Total Corporate Bonds

—

634,845

1,207

636,052

Mortgage Pass-Through Security

—

27,056

—

27,056

Foreign Government Securities

—

157,901

—

157,901

Preferred Securities

Belgium

—

2,025

—

2,025

Denmark

—

1,005

—

1,005

France

—

5,585

—

5,585

Germany

—

345

—

345

Ireland

—

2,772

—

2,772

Italy

—

1,883

—

1,883

Netherlands

—

1,392

—

1,392

Spain

—

611

—

611

Sweden

—

3,569

—

3,569

Switzerland

—

2,886

—

2,886

United Kingdom

—

4,241

—

4,241

United States

—

13,739

—

13,739

Total Preferred Securities

—

40,053

—

40,053

Preferred Stock

Cayman Islands

—

48

—

48

Common Stocks

United States

14

—

—

14

Loan Assignments

Australia

—

643

—

643

Canada

—

3,160

—

3,160

Greece

—

—

148

148

Luxembourg

—

2,396

—

2,396

Netherlands

—

997

—

997

Singapore

—

857

—

857

United Kingdom

—

820

—

820

United States

—

53,476

435

53,911

Total Loan Assignments

—

62,349

583

62,932

Short-Term Investment

Investment Company

2,143

—

—

2,143

Total Investments in Securities

$
2,157

$
1,075,757

$
56,109

$
1,134,023

Appreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
16,667

$
—

$
16,667

Futures Contracts

3,551

—

—

3,551

Total Appreciation in Other Financial Instruments

$
3,551

$
16,667

$
—

$
20,218

40

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Level 1 Quoted prices

  Level 2 Other significant
observable inputs

  Level 3 Significant
unobservable inputs

Total

Depreciation in Other Financial Instruments

Forward Foreign Currency Exchange Contracts

$
—

$
(2,148
)

$
—

$
(2,148
)

Futures Contracts

(6,443
)

—

—

(6,443
)

Total Depreciation in Other Financial Instruments

$
(6,443
)

$
(2,148
)

$
—

$
(8,591
)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the six months ended February 29, 2016.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Balance as of August 31, 2015

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of February 29, 2016

Investments in Securities

Asset-Backed Securities —Cayman Islands

$
250

$
—

$
—

$
—

$
—

$
—

$
—

$
—

$
250

Asset-Backed Securities —Ireland

785

—

(16
)

—

—

—

—

—

769

Asset-Backed Securities — United States

41,556

—

(259
)

24

6,866

(1,687
)

—

(18,202
)

28,298

Collateralized Mortgage Obligation — Non-Agency CMO — Italy

129

—

(4
)

—

—

—

—

—

125

Commercial Mortgage-Backed Securities — Cayman Islands

111

—

(5
)

—

—

—

—

—

106

Commercial Mortgage-Backed Securities — United States

33,667

(373
)

(486
)

4

—

(7,165
)

2,580

(3,456
)

24,771

Corporate Bonds — Bahamas

—

—

(337
)

3

—

—

441

—

107

Corporate Bonds — Netherlands

—

—

(295
)

(2
)

—

—

639

—

342

Corporate Bonds — United States

5

—

(217
)

(3
)

—
(b)

—

978

(5
)

758

Loan Assignments — Greece

—

(30
)

(18
)

—

—

(237
)

433

—

148

Loan Assignments — United States

196

—

(123
)

—
(a)

—

(1
)

363

—

435

$
76,699

$
(403
)

$
(1,760
)

$
26

$
6,866

$
(9,090
)

$
5,434

$
(21,663
)

$
56,109

[1]
Purchases include all purchases of securities and securities received in corporate actions.

[2]
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)
Amount rounds to less than $1,000.

(b)
Value is zero.

Transfers between level 2 and level 3
are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack of or increase in available market inputs to determine the price for the six months ended February 29, 2016.

The change in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3), amounted to approximately $(1,999,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

41

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in
thousands)

Fair Value at February 29, 2016

Valuation Technique(s)

Unobservable Input

Range (Weighted Average)

$
28,749

Discounted Cash Flow

Constant Prepayment Rate

0.00% - 5.00% (1.46%)

Constant Default Rate

0.00% - 50.00% (20.83%)

Yield (Discount Rate of Cash Flows) Projected Principal Writedown

2.29% - 7.47% (4.69%) 0.00% (0.00%)

Asset-Backed Securities

28,749

22,852

Discounted Cash Flow

Yield (Discount Rate of Cash Flows)

2.75% - 25.47% (7.32%)

Commercial Mortgage-Backed Securities

22,852

Total

$
51,601

#
The table above does not include certain level 3 investments that are valued by brokers and pricing services. At February 29, 2016, the value of these investments was approximately $4,508,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Restricted Securities — Certain securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933 (the “Securities Act”). Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 29,
2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

C. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”) that acts as Agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement.
The Fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the Fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which it acquired the assignment and the Fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower
(“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7.

D. Derivatives — The Fund used instruments including futures, forward foreign currency exchange contracts, swaps and other derivatives in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed its value, as recorded on the Statement of Assets and Liabilities.

42

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes D(1) — D(4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures and securities to manage and hedge interest rate risks within their portfolios and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included on the Statements of Assets and Liabilities as an investment.
The option is adjusted daily to reflect the current market value of the option and the change is recorded as Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written —
Premiums received by the Fund for options written are included on the Statement of Assets and Liabilities as a liability. The amount of the liability is adjusted daily to reflect the current market value of the option written and the change is recorded as Change in net unrealized appreciation/depreciation of Options written on the Statement of Operations. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Transactions in options written during the six months ended February 29, 2016 were as follows (amounts in thousands, except number of contracts):

Options

Number of Contracts

Premiums Received

Options outstanding at August 31, 2015

—

$
—

Options written

388

139

Options expired

—

—

Options closed

(388
)

(139
)

Options outstanding at February 29, 2016

—

$
—

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Futures Contracts — The Fund used
treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

43

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit.
Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as Change in net unrealized appreciation/depreciation on the Statement of Operations. Realized gains or losses, representing the difference between the value of the contract at the time it was opened and the value at the time it was closed, are reported on the Statement of Operations at the closing or expiration of the futures contract. Securities deposited as initial margin are designated on the SOI and cash deposited is recorded on the Statement of Assets and Liabilities. A receivable from and/or a payable to brokers for the daily variation margin is also recorded on the Statement of Assets and Liabilities.

The use of futures contracts
exposes the Fund to interest rate risk. The Fund may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Fund to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore, at times, used forward foreign currency exchange contracts to hedge or manage these exposures. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward
foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). As of February 29, 2016, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

(4).
Swaps — The Fund engaged in credit default swaps to manage credit risks within its portfolio. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and counterparty to exchange investment cash flows, assets or market-linked returns at specified, future intervals. Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of an OTC swap agreement is recorded as either an asset or a liability on the Statement of Assets and Liabilities at the beginning of the measurement period. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. Cash collateral posted by the Fund is invested in an affiliated money market fund (See Note 3.G.) and is reported on the Statement of Assets and Liabilities as Investments in affiliates — restricted. Collateral received by the Fund is held in escrow in segregated accounts maintained by JPMorgan
Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management services to the Fund (See Note 3.F.).

The
Fund’s swap contracts are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and short positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

44

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as protection seller, would be obligated to make a payment, which may be either:
(i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract and is not reflected on the Statement of Assets and Liabilities.
Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

As of February 29, 2016, the Fund did not have open swap contracts.

(4). Summary of Derivatives Information — The following table presents the value of derivatives held as of February 29, 2016, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities (amounts in thousands):

Derivative Contracts

Statement of Assets and Liabilities Location

Gross Assets:

Futures Contracts (a)

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

Receivables, Net Assets — Unrealized Appreciation

$
3,551

$
—

$
3,551

Foreign exchange contracts

Receivables

—

16,667

16,667

Total

$
3,551

$
16,667

$
20,218

Gross Liabilities:

Interest rate contracts

Payables, Net Assets — Unrealized Depreciation

$
(6,443
)

$
—

$
(6,443
)

Foreign exchange contracts

Payables

—

(2,148
)

(2,148
)

Total

$
(6,443
)

$
(2,148
)

$
(8,591
)

(a)
This amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers.

The following table presents the Fund’s gross derivative
assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or posted by the Fund as of February 29, 2016 (amounts in thousands):

Counterparty

Gross Amount of Derivative Assets Presented on the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Received

Net Amount Due From Counterparty (not less than zero)

BNP Paribas

$
49

$
—

$
—

$
49

Citibank, N.A.

3,992

(673
)

—

3,319

Credit Suisse International

1

—

—

1

Goldman Sachs International

1,597

—

—

1,597

HSBC Bank, N.A.

10,672

(128
)

—

10,544

Morgan Stanley

118

(118
)

—

—

Royal Bank of Canada

143

(143
)

—

—

Standard Chartered Bank

26

(26
)

—

—

State Street Corp.

69

(69
)

—

—

Exchange Traded Futures & Options Contracts (b)

3,551
(c)

—

—

3,551

Total

$
20,218

$
(1,157
)

$
—

$
19,061

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

45

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

Counterparty

Gross Amount of Derivative Liabilities Presented on the Statement
of Assets and Liabilities (a)

Derivatives Available for Offset

Collateral Posted

Net Amount Due To Counterparty (not less than zero)

Barclays Bank plc

$
12

$
—

$
—

$
12

Citibank, N.A.

673

(673
)

—

—

HSBC Bank, N.A.

128

(128
)

—

—

Merrill Lynch International

16

—

—

16

Morgan Stanley

121

(118
)

—

3

Royal Bank of Canada

612

(143
)

—

469

Standard Chartered Bank

172

(26
)

—

146

State Street Corp.

414

(69
)

—

345

Exchange Traded Futures & Options Contracts (b)

6,443
(c)

—

—

6,443

Total

$
8,591

$
(1,157
)

$
—

$
7,434

(a)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities subject to master netting arrangements on the Statement of Assets and Liabilities.

(b)
These derivatives are not subject to master netting arrangements.

(c)
A portion of this amount represents the cumulative appreciation (depreciation) of futures contracts as reported on the SOI. The Statement of Assets and Liabilities only reflects the current day variation margin receivable/payable from/to brokers for futures contracts.

The following tables present
the effect of derivatives on the Statement of Operations for the six months ended February 29, 2016, by primary underlying risk exposure (amounts in thousands):

Amount of Realized Gain (Loss) on Derivatives Recognized on the Statement of Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Option Written

Total

Interest rate contracts

$
1,471

$
—

$
—

$
1,471

Foreign exchange contracts

—

4,168

—

4,168

Credit contracts

—

—

(463
)

(463
)

Total

$
1,471

$
4,168

$
(463
)

$
5,176

Amount of Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized on the Statement of
Operations

Derivative Contracts

Futures Contracts

Forward Foreign Currency Exchange Contracts

Total

Interest rate contracts

$
(3,040
)

$
—

$
(3,040
)

Foreign exchange contracts

—

16,918

16,918

Total

$
(3,040
)

$
16,918

$
13,878

The Fund’s derivatives contracts held at February 29, 2016 are not accounted for as hedging instruments under GAAP.

Derivatives Volume — The table below discloses the volume of the Fund’s futures contracts, forward foreign currency exchange contracts and options activity during the six months ended February 29, 2016 (amounts in thousands, except number of contracts). Please refer to the tables in the Summary of Derivatives Information for derivative-related gains and losses associated with volume activity.

Futures Contracts:

Average Notional Balance Long

$
125,484

Average Notional Balance Short

578,287

Ending Notional Balance Long

228,081

Ending Notional Balance Short

229,572

46

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Forward Foreign Currency Exchange Contracts:

Average Settlement Value Purchased

$
35,062

Average Settlement Value Sold

463,449

Ending Settlement Value Purchased

135,282

Ending Settlement Value Sold

541,607

Exchange-Traded Options:

Average Number of Contracts Purchased

166
(a)

Average Number of Contracts Sold

166
(a)

(a)
For the period November 1, 2015 through January 31, 2016.

E. When Issued, Delayed Delivery Securities and Forward Commitments — The Fund purchased when issued securities, including To Be Announced (“TBA”) securities, and entered into contracts to purchase or sell securities for a fixed price that may be settled a month or more after the trade date, or purchased delayed delivery securities which generally settle seven days after the trade date. When issued securities are securities that have been authorized, but not issued in the market. A forward commitment involves entering into a contract to purchase or sell securities for a fixed price at a future date that may be settled a month or more after the trade date. A delayed delivery security is agreed upon in advance between the buyer and the seller of the security and is generally delivered beyond seven days of the agreed upon date. The purchase of securities on a when issued, delayed delivery, or forward commitment basis involves the risk that the value of the security to be purchased declines before settlement date. The sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
The Fund may be exposed to credit risk if the counterparty fails to perform under the terms of the transaction. Interest income for securities purchased on a when issued, delayed delivery, or forward commitment basis is not accrued until settlement date.

The Fund had a TBA purchase commitment outstanding as of February 29, 2016, which is shown as a Payable for investment securities purchased-delayed delivery securities, on the Statement of Assets and Liabilities. The value of this security held at February 29, 2016 is detailed on the SOI.

F. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund does not isolate the effect of changes in
foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes
(due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

G. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

H. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees
and sub-transfer agent fees are class-specific expenses. The amount of the transfer agent fees and sub-transfer agent fees charged to each class of the Fund for the six months ended February 29, 2016 are as follows (amounts in thousands):

Class A

Class C

Class R6

Select Class

Total

Transfer agent fees

$
2

$
2

$
1

$
5

$
10

Sub-transfer agent fees

25

5

—

55

85

I. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The
Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 29, 2016,

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

47

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

J. Foreign Taxes — The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

K. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The
Adviser waived Investment Advisory fees and/or reimbursed expenses as outlined in Note 3.F.

B. Administration Fees — Pursuant to an
Administration Agreement, the Administrator, an indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 29, 2016, the effective annualized rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator,
JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement,
JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board has adopted a
Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In
addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived.
For the six months ended February 29, 2016, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge

CDSC

$
15

$
—
(a)

(a)
Amounts rounds to less than $1,000.

D. Shareholder
Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select
Class Shares.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations.
Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

48

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the Statement of Operations.

F. Collateral Management Fees — JPMCB provides derivatives collateral management services for the Fund. The amounts are paid directly to JPMCB by the Fund for these services.

G. Waivers and Reimbursements
— The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales (effective January 1, 2016), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

0.90
%

1.30
%

0.50
%

0.65
%

The expense limitation agreement was in effect for the six months ended February 29, 2016 and is in place until at least
December 31, 2016.

For the six months ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

Investment Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
682

$
455

$
662

$
1,799

$
2

Additionally, the Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2015, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to December 29, 2015, a portion of the waiver was voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 29, 2016 were approximately $51,000.

H. Other — Certain officers of the Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a
Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

During the six
months ended February 29, 2016, the Fund purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Adviser.

The Fund may use related party broker-dealers. For the six months ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)

Sales (excluding U.S. Government)

$
554,267

$
386,268

During the six months ended February 29, 2016, there were no purchases or sales of U.S. Government securities.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

49

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized
appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

Aggregate Cost

Gross Unrealized Appreciation

Gross Unrealized Depreciation

Net Unrealized Appreciation (Depreciation)

$
1,211,179

$
6,419

$
(83,575
)

$
(77,156
)

At August 31, 2015, the Fund had net capital loss carryforwards as follows (amounts in thousands):

Capital Loss Carryforward Character

Short-Term

Long-Term

$
178

$
343

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending
Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan
Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, Average borrowings from the Facility for, or at any time during the six months ended February 29, 2016, were as follows (amounts in thousands):

Average Borrowings

Average Interest Rate Paid

Number of Days Outstanding

Interest Paid

$
12,120

0.45
%

1

$
—
(a)

(a)
Amounts rounds to less than $1,000.

Interest expense
paid as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates on the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters
into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the
Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, an
affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Fund, which collectively represents 62.6% of the Fund’s net assets.

The Fund may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the period. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

As of February 29, 2016, a significant portion of the Fund’s net assets consisted of securities that were denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general

50

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Fund such as forward foreign currency exchange contracts and TBA securities.

The Fund is subject to risks associated with securities with contractual cash flows including asset-backed and mortgage-related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including securities backed by sub-prime mortgage loans. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, prepayments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.

The Fund invests in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund’s
investments in sovereign and corporate debt obligations within emerging market countries may be subject to potentially higher risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic instability in these markets may have disruptive effects on the market prices of the Fund’s investments and the income they generate, as well as the Fund’s ability to repatriate such amounts.

As of February 29, 2016, the Fund had the following country
allocations representing greater than 10% of the Fund’s total investments:

United States

55.5
%

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

51

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1,
2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2015

Ending Account Value February 29, 2016

Expenses Paid During the Period*

Annualized Expense Ratio

Global Bond Opportunities Fund

Class A

Actual

$
1,000.00

$
988.20

$
4.40

0.89
%

Hypothetical

1,000.00

1,020.44

4.47

0.89

Class C

Actual

1,000.00

985.70

6.37

1.29

Hypothetical

1,000.00

1,018.45

6.47

1.29

Class R6

Actual

1,000.00

990.30

2.42

0.49

Hypothetical

1,000.00

1,022.43

2.46

0.49

Select Class

Actual

1,000.00

989.60

3.17

0.64

Hypothetical

1,000.00

1,021.68

3.22

0.64

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

52

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2016. All rights reserved. February 2016.

SAN-GBO-216

Semi-Annual Report

J.P. Morgan Income Funds

February 29, 2016 (Unaudited)

JPMorgan Floating Rate Income Fund

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee of future performance. The general market views expressed in this report are opinions based on market and other conditions through the end of the reporting period and are subject to change without notice. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P.
Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund, including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

MARCH 16, 2016 (Unaudited)

Dear Shareholder,

The U.S. economy strengthened sufficiently in late 2015 for the U.S. Federal Reserve (the “Fed”) to raise interest rates in December for the first time in a decade but slowing growth elsewhere in the world proved to be an increasing drag on U.S. growth into 2016.

 “While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low.”

While gains in U.S. employment and consumer spending continued through the six months ended February 29, 2016, central banks in China, Japan and the European Union enacted extraordinary measures to stimulate economic growth and stabilize financial markets. In the face of slowing global growth and rising market volatility, the Fed declined to further raise interest rates at its mid-March 2016 meeting.

Throughout the past six months, oil and gas prices remained historically low amid global oversupply and slowing demand, and by the end of the reporting period prices were roughly two-thirds off their peak in 2014. In February, spot prices for crude oil dropped to levels not seen since 2004.

While low energy prices put more money into consumers’ pockets and helped reduce commercial transportation costs, deteriorating balance sheets of energy sector companies raised the threat of increasing defaults, particularly in the market for high yield bonds (also known as “junk bonds”). Also, energy companies sharply curtailed spending on new projects, which hurt the broader industrial sector that supplies pipeline, construction materials and machinery for oil exploration and production.

Along with low oil prices, the U.S. dollar’s strength relative to other currencies was an important factor over the past six months. Overseas central bank interventions have driven down the value of foreign currencies, particularly the euro and the yen, while the strength of the U.S. economy had made the dollar more attractive. This in turn hurt the overseas earnings of

U.S. companies. Among the companies that comprise the Standard & Poor’s 500 Index (S&P 500), an estimated aggregate of 35% to 40% of their earnings come from overseas and the loss of income was reflected in the final quarter of 2015, when aggregate per-share earnings of companies in the S&P 500 declined on a year-over-year basis for the third consecutive quarter. Notably, financial analysts accelerated the pace of downward revisions to their earnings estimates during the first two months of 2016.

Meanwhile, the broader U.S. economy continued along its
low-growth trajectory for the past six months. Gross domestic product (GDP), which grew by 2.0% in the third quarter of 2015, increased by 1.4% in the final three months of 2015. With the addition of 230,000 new jobs in February, non-farm private sector employment extended its expansion to 72 consecutive months. During the six months ended February 29, 2016, the unemployment rate fell to 4.9% from 5.1%, though wage growth during the period barely outpaced the rate of inflation. Consumer spending, which accounts for two-thirds of U.S. economic activity, slowed to 0.1% growth in December and maintained that pace through January and February.

While the outlook for the U.S. economy had dimmed somewhat by the end of February, job growth continued, core inflation remained stable and the risk of economic recession in the U.S. appeared low. In this climate of low growth and heightened volatility in financial markets, investors may best be served by a patient, long term outlook and a fully diversified portfolio.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit
www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Global Funds Management, J.P. Morgan Asset Management

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

1

JPMorgan Floating Rate Income Fund

FUND COMMENTARY

SIX MONTHS ENDED FEBRUARY 29, 2016
(Unaudited)

Reporting Period Return:

Fund (Select Class Shares)*

(5.20)%

Credit Suisse Leveraged Loan Index

(3.86)%

Barclays U.S. Aggregate Index

2.20%

Net Assets as of 2/29/2016 (In Thousands)

$
1,799,306

INVESTMENT OBJECTIVE**

The JPMorgan Floating Rate Income Fund (the “Fund”) seeks to provide current income with a secondary objective of capital appreciation.

HOW DID THE MARKET PERFORM?

U.S. bond markets posted mixed returns and investment grade
corporate bonds overall had a positive performance for the six months ended February 29, 2016. However, within the leveraged loan market weakness in commodities prices continued to hurt companies in the energy, metals and mining sectors.
Additionally, leveraged loan mutual funds continued to see steady capital outflows during the period. As a result, leveraged loans remained under selling pressure for most of the six month period. For the six month period, the Barclays U.S.
Aggregate Index returned 2.20% and the Credit Suisse Leveraged Loan Index (the “Benchmark”) returned -3.86%.

WHAT WERE THE MAIN
DRIVERS OF THE FUND’S PERFORMANCE?

The Fund’s Select Class Shares underperformed relative to the Benchmark for the six months ended
February 29, 2016. The Fund’s security selection and overweight position in the energy sector and its security selection in the retail sector were leading detractors from relative performance. The Fund’s security selection in the metals/minerals sector and its overweight position in the food and drug sector were leading contributors to relative performance.

HOW WAS THE FUND POSITIONED?

Relative to the Benchmark during the six month reporting period, the Fund was overweight in AAA, BBB, B and non-rated securities and generally underweight in securities rated BB, CCC and CC to D. The
Fund’s portfolio managers generally upgraded the credit quality of the portfolio during the reporting period and gained exposure to these sectors mainly by investing in floating rate debt instruments issued by corporations and, to a lesser extent, fixed rate short duration corporate debt securities.

PORTFOLIO COMPOSITION***

Loan Assignments

86.1
%

Corporate Bonds

7.1

Preferred Stock

0.7

Short-Term Investment

6.1

*

The return shown is based on net asset values calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

**

The adviser seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.

***

Percentages indicated are based on total investments as of February 29, 2016. The Fund’s portfolio composition is subject to change.

2

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

  AVERAGE ANNUAL TOTAL RETURNS AS OF FEBRUARY 29,
2016

INCEPTION DATE OF CLASS

6 MONTH*

1 YEAR

3 YEAR

SINCE INCEPTION

CLASS A SHARES

June 1, 2011

With Sales Charge**

(7.36
)%

(8.20
)%

(1.42
)%

0.73
%

Without Sales Charge

(5.23
)

(6.05
)

(0.16
)

1.55

CLASS C SHARES

June 1, 2011

With CDSC***

(6.58
)

(7.52
)

(0.67
)

1.04

Without CDSC

(5.58
)

(6.52
)

(0.67
)

1.04

CLASS R6 SHARES

October 31, 2013

(5.16
)

(5.70
)

0.16

1.86

SELECT CLASS SHARES

June 1, 2011

(5.20
)

(5.79
)

0.08

1.80

*

Not annualized.

**

Sales Charge for Class A Shares is 2.25%. Prior to January 2, 2014, the sales charge was 3.75%.

***

Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

LIFE OF FUND PERFORMANCE (6/1/11 TO 2/29/16)

The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date, month-end performance information please call 1-800-480-4111.

The Fund commenced
operations on June 1, 2011.

Returns for Class R6 Shares prior to their inception date are based on the performance of Select Class Shares. The actual returns for Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Select Class Shares.

The graph illustrates comparative performance for $1,000,000 invested in the Select Class Shares of JPMorgan Floating Rate Income Fund, the Credit Suisse Leveraged Loan Index, the Barclays U.S. Aggregate
Index and the Lipper Loan Participation Funds Index from June 1, 2011 to February 29, 2016. The performance of the Lipper Loan Participation Funds Index reflects an initial investment at the end of the month closest to the Fund’s inception. The performance of the Fund assumes reinvestment of all dividends and capital gain distributions, if any. The performance of the Credit Suisse Leveraged Loan Index and the Barclays U.S. Aggregate Index does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gain distributions of the securities included in the indices, if applicable. The performance of the Lipper Loan

Participation Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses incurred by the Fund. The Credit
Suisse Leveraged Loan Index is an unmanaged market value-weighted index designed to represent the investable universe of the U.S. dollar-denominated leveraged loan market. The index reflects reinvestment of all distributions and changes in market prices. The Barclays U.S. Aggregate Index is an unmanaged index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Loan Participation Funds Index is an index based on total returns of certain mutual funds within the Fund’s designated category as determined by Lipper, Inc. Investors cannot invest directly in an index.

Select Class Shares have a $1,000,000 minimum initial investment.

Fund performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date.
Without these waivers and reimbursements, performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

3

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF
FEBRUARY 29, 2016 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Corporate Bonds — 7.0%

Consumer Discretionary — 0.8%

Automobiles — 0.4%

3,224

Fiat Chrysler Automobiles N.V., (Netherlands), 4.500%, 04/15/20

3,175

3,417

Jaguar Land Rover Automotive plc, (United Kingdom), 4.125%, 12/15/18 (e)

3,494

6,669

Media — 0.1%

2,600

CCO Safari II LLC, 3.579%, 07/23/20 (e)

2,605

Specialty Retail — 0.3%

Claire’s Stores, Inc.,

1,872

6.125%, 03/15/20 (e)

917

8,128

9.000%, 03/15/19 (e)

4,654

5,571

Total Consumer Discretionary

14,845

Consumer Staples — 0.1%

Food Products — 0.1%

2,277

Bumble Bee Holdings, Inc., 9.000%, 12/15/17 (e)

2,311

Energy — 0.8%

Energy Equipment & Services — 0.2%

5,196

SESI LLC, 7.125%, 12/15/21

3,189

Oil, Gas & Consumable Fuels — 0.6%

4,584

Chesapeake Energy Corp., 8.000%, 12/15/22 (e)

1,788

1,890

ConocoPhillips Co., 4.300%, 11/15/44

1,518

3,000

EP Energy LLC/Everest Acquisition Finance, Inc., 9.375%, 05/01/20

877

2,000

Kinder Morgan Finance Co. LLC, 6.000%, 01/15/18 (e)

2,015

4,000

Rockies Express Pipeline LLC, 6.850%, 07/15/18 (e)

3,870

1,662

Sabine Oil & Gas Corp., 9.750%, 02/15/17 (d)

50

3,259

Talos Production LLC/Talos Production Finance, Inc., 9.750%, 02/15/18 (e)

945

6,018

Ultra Petroleum Corp., (Canada), 5.750%, 12/15/18 (e)

301

11,364

Total Energy

14,553

Health Care — 0.7%

Health Care Providers & Services — 0.7%

4,000

CHS/Community Health Systems, Inc., 5.125%, 08/15/18

4,015

9,073

Tenet Healthcare Corp., VAR, 4.012%, 06/15/20 (e)

8,937

Total Health Care

12,952

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Industrials — 2.1%

Aerospace & Defense — 0.1%

2,272

Bombardier, Inc., (Canada), 4.750%, 04/15/19 (e)

1,812

Airlines — 0.5%

405

Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18

422

2,596

Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19

2,765

1,021

Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)

1,097

3,648

Continental Airlines 2012-3 Class C Pass-Through Certificates, 6.125%, 04/29/18

3,766

8,050

Commercial Services & Supplies — 1.3%

8,950

ADT Corp. (The), 4.125%, 04/15/19

9,420

18,115

ILFC E-Capital Trust I, VAR, 4.490%, 12/21/65 (e)

13,948

23,368

Machinery — 0.1%

5,700

Bluewater Holding B.V., (Netherlands), Reg. S, 10.000%, 12/10/19 (e)

2,166

Marine — 0.1%

2,290

Shelf Drilling Holdings Ltd., (Cayman Islands), 8.625%, 11/01/18 (e)

1,477

Total Industrials

36,873

Materials — 0.8%

Chemicals — 0.2%

INEOS Group Holdings S.A., (Luxembourg),

1,713

5.875%, 02/15/19 (e)

1,679

1,295

6.125%, 08/15/18 (e)

1,295

1,000

Rain CII Carbon LLC/CII Carbon Corp., 8.000%, 12/01/18 (e)

812

3,786

Construction Materials — 0.5%

9,545

Cemex S.A.B. de C.V., (Mexico), VAR, 5.372%, 10/15/18 (e)

9,187

Metals & Mining — 0.1%

835

Aleris International, Inc., 7.625%, 02/15/18

735

Total Materials

13,708

SEE NOTES TO
FINANCIAL STATEMENTS.

4

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Corporate Bonds — continued

Telecommunication Services — 0.9%

Diversified Telecommunication Services — 0.6%

Frontier Communications Corp.,

6,570

7.125%, 03/15/19

6,603

1,250

8.125%, 10/01/18

1,294

3,635

Level 3 Financing, Inc., VAR, 4.101%, 01/15/18

3,660

11,557

Wireless Telecommunication Services — 0.3%

5,000

T-Mobile USA, Inc., 6.625%, 11/15/20

5,200

Total Telecommunication Services

16,757

Utilities — 0.8%

Independent Power & Renewable Electricity Producers — 0.8%

13,000

AES Corp., VAR, 3.635%, 06/01/19

12,350

3,000

GenOn Energy, Inc., 9.875%, 10/15/20

1,815

Total Utilities

14,165

Total Corporate Bonds (Cost $153,147)

126,164

SHARES

Preferred Stock — 0.7%

Financials — 0.7%

Insurance — 0.7%

16

XLIT Ltd., (Cayman Islands), Series D, VAR, 3.742%, 03/29/16 ($1,000 par value) @ (Cost $13,587)

13,213

PRINCIPAL AMOUNT($)

Loan Assignments — 84.6%

Consumer Discretionary — 25.0%

Auto Components — 1.4%

18,942

CS Intermediate Holdco 2 LLC, Term Loan, VAR, 4.000%, 04/04/21

18,342

6,180

Key Safety Systems, Inc., Initial Term Loan, VAR, 4.750%, 08/29/21

6,068

1,250

Metaldyne Performance Group (MPG Holdco I, Inc.), Initial Term Loan, VAR, 3.750%, 10/20/21 ^

1,192

25,602

Automobiles — 1.1%

10,391

Chrysler Group LLC, Term Loan B, VAR, 3.500%, 05/24/17

10,333

9,975

Chrysler Group LLC, Tranche B Term Loan, VAR, 3.250%, 12/31/18

9,879

20,212

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Diversified Consumer Services — 0.9%

16,756

Spin Holdco, Inc., Initial Term Loan, VAR, 4.250%, 11/14/19

15,907

Hotels, Restaurants & Leisure — 5.6%

8,617

American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.750%, 07/07/22

8,531

9,750

CBAC Borrower LLC, Term Loan B, VAR, 8.250%, 07/02/20

9,165

7,070

Golden Nugget, Inc., Closing Date Facility Term Loan, VAR, 5.500%, 11/21/19

6,946

3,030

Golden Nugget, Inc., Delayed Draw Term Loan, VAR, 5.500%, 11/21/19

2,977

6,063

Graton Economic Development Authority, Incremental Term B Loan, VAR, 4.750%, 09/01/22

5,987

8,435

Hilton Worldwide Finance LLC, Initial Term Loan, VAR, 3.500%, 10/26/20

8,402

20,601

Intrawest Operations Group LLC, Initial Term Loan, VAR, 4.750%, 12/09/20

19,957

12,235

Landry’s, Inc., Term Loan, VAR, 4.000%, 04/24/18

12,149

1,239

MGM Resorts International, Term B Loan, VAR, 3.500%, 12/20/19

1,226

13,941

Scientific Games Corp., Initial Term Loan, VAR, 6.000%, 10/18/20

12,803

11,923

Station Casinos LLC, Term Loan, VAR, 4.250%, 03/02/20

11,744

99,887

Internet & Catalog Retail — 0.9%

21,724

Lands’ End, Inc., Initial Term B Loan, VAR, 4.250%, 04/04/21

15,569

Leisure Products — 1.6%

24,575

Delta 2 Sarl, USD Facility B-3, VAR, 4.750%, 07/30/21

22,732

7,106

FGI Operating Co. LLC, Term B Loan, VAR, 5.500%, 04/19/19

5,460

28,192

Media — 9.0%

5,371

AMC Entertainment, Inc., 1st Lien Term Loan, VAR, 4.000%, 12/15/22

5,363

4,906

Charter Communications Operating LLC, Term Loan I, VAR, 3.500%, 01/24/23

4,876

11,490

CSC Holdings LLC, Initial Term Loan, VAR, 5.000%, 10/09/22

11,372

9,601

EMI Group NA Holdings, Term B-3 Loan, VAR, 4.000%, 08/19/22

9,356

2,330

Gray Television, Inc., Term Loan C, VAR, 4.250%, 06/13/21 ^

2,321

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

5

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Assignments — continued

Media — continued

18,461

iHeartCommunications, Inc., Term Loan D, VAR, 7.189%, 01/30/19

12,077

2,795

iHeartCommunications, Inc., Tranche E Term Loan, VAR, 7.939%, 07/30/19

1,815

10,876

Media General, Inc., Term B Loan, VAR, 4.000%, 07/31/20

10,846

3,609

Mission Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

3,591

4,093

Nexstar Broadcasting, Inc., Term B-2 Loan, VAR, 3.750%, 10/01/20

4,072

7,466

Numericable U.S. LLC, Dollar Denominated Tranche B-1 Loan, VAR, 4.500%, 05/21/20

7,182

6,459

Numericable U.S. LLC, Dollar Denominated Tranche B-2 Loan, VAR, 4.500%, 05/21/20

6,213

7,988

NVA Holdings, Inc., 1st Lien Term Loan, VAR, 4.750%, 08/14/21

7,761

22,395

Tribune Media Co., Term Loan B, VAR, 3.750%, 12/27/20 ^

22,152

6,821

Univision Communications, Inc., 2013 Incremental Term Loan, VAR, 4.000%, 03/01/20

6,620

28,795

Univision Communications, Inc., Replacement 1st Lien Term Loan, VAR, 4.000%, 03/01/20

27,960

1,968

Vertis, Inc., 1st Lien Term Loan, VAR, 11.750%, 12/20/15 (d)

—
(h)

19,180

WMG Acquisition Corp., Tranche B Refinancing Term Loan, VAR, 3.750%, 07/01/20

18,357

161,934

Multiline Retail — 2.2%

28,429

J.C. Penney Corp., Inc., Term Loan, VAR, 6.000%, 05/22/18

28,066

14,512

Neiman Marcus Group, Inc., Other Term Loan, VAR, 4.250%, 10/25/20 ^

12,142

40,208

Specialty Retail — 1.9%

19,939

J. Crew Group, Inc., Initial Loan, VAR, 4.000%, 03/05/21 ^

13,350

2,084

Petco Animal Supplies, Inc., Tranche B-1 Term Loan, VAR, 5.750%, 01/26/23

2,041

6,061

Petsmart, Inc., Term Loan B, VAR, 4.250%, 03/11/22

5,870

7,473

Serta Simmons Holdings LLC, 1st Lien Senior Secured Term Loan, VAR, 4.250%, 10/01/19

7,377

5,575

Staples, Inc., Escrow Term Loan, VAR, 4.750%, 02/02/22 ^

5,531

34,169

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Textiles, Apparel & Luxury Goods — 0.4%

6,439

Cole Haan LLC, Term B-1 Loan, VAR, 5.000%, 01/31/20

4,389

4,925

Nine West Holdings, Inc., Initial Loan, VAR, 4.750%, 10/08/19

3,072

7,461

Total Consumer Discretionary

449,141

Consumer Staples — 8.5%

Food & Staples Retailing — 4.5%

4,621

AdvancePierre Foods, Inc., 1st Lien Term Loan B, VAR, 5.750%, 07/10/17

4,613

12,325

Albertson’s LLC, Term Loan B-4, VAR, 5.500%, 08/25/21

12,027

16,140

Albertson’s LLC, Term Loan B-5, VAR, 5.500%, 12/21/22 ^

15,681

13,000

Rite Aid Corp., 2nd Lien Tranche 2 Term Loan, VAR, 4.875%, 06/21/21

12,954

37,741

SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19 ^

35,505

80,780

Food Products — 3.4%

20,751

Dole Food Co., Inc., Tranche B Term Loan, VAR, 4.500%, 11/01/18

20,163

18,119

Hearthside Group Holdings LLC, Term Loan, VAR, 4.500%, 06/02/21

17,123

12,626

Pinnacle Foods Finance LLC, 1st Lien Term Loan G, VAR, 3.000%, 04/29/20

12,491

1,280

Pinnacle Foods Finance LLC, 1st Lien Term Loan I, VAR, 3.750%, 01/13/23

1,283

9,161

Pinnacle Foods Finance LLC, Tranche H Term Loan, VAR, 3.000%, 04/29/20

9,062

1,250

Prestige Brands, Inc., 1st Lien Term Loan B-3, VAR, 3.500%, 09/03/21 ^

1,246

61,368

Household Products — 0.6%

10,907

Reynolds Group Holdings Ltd., Incremental U.S. Term Loan, VAR, 4.500%, 12/01/18

10,864

Total Consumer Staples

153,012

Energy — 2.4%

Energy Equipment & Services — 0.4%

3,424

Drillships Financing Holding, Inc., Tranche B-1 Term Loan, VAR, 6.000%, 03/31/21

967

3,546

Floatel International Ltd., Initial Term Loan, (Bermuda), VAR, 6.000%, 06/27/20

1,489

6,235

Pacific Drilling S.A., Term Loan, VAR, 4.500%, 06/03/18

1,197

SEE NOTES TO
FINANCIAL STATEMENTS.

6

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Assignments — continued

Energy Equipment & Services — continued

8,877

Seadrill Partners LP, Initial Term Loan, VAR, 4.000%, 02/21/21

3,662

7,315

Oil, Gas & Consumable Fuels — 2.0%

1,293

Alon USA Partners LP, MLP Term Loans, VAR, 9.250%, 11/26/18

1,283

1,610

Citgo Holding, Inc., Term Loan, VAR, 9.500%, 05/12/18

1,584

6,121

CITGO Petroleum Corp., Term B Loan, VAR, 4.500%, 07/29/21

5,753

15,338

Energy Transfer Equity LP, Term Loan, VAR, 3.250%, 12/02/19

12,347

8,390

Fieldwood Energy LLC, 2nd Lien Closing Date Loan, VAR, 8.375%, 09/30/20

1,136

11,561

Overseas Shipholding Group, Initial Term Loan, VAR, 5.250%, 08/05/19

10,072

8,334

Peabody Energy Corp., Term Loan, VAR, 4.250%, 09/24/20

2,942

9,390

Sabine Oil & Gas Corp., 2nd Lien Term Loan, VAR, 12.000%, 12/31/18 (d)

188

9,082

Southcross Holdings LP, Term Loan, VAR, 6.000%, 08/04/21

1,362

9

Veresen Midstream Ltd. Partnership, Initial Term Loan, VAR, 5.250%, 03/31/22

8

36,675

Total Energy

43,990

Financials — 2.9%

Capital Markets — 0.2%

3,153

Duff & Phelps Corp., Term Loan, VAR, 4.750%, 04/23/20

3,074

Consumer Finance — 0.9%

17,683

Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18

16,258

Diversified Financial Services — 1.4%

6,146

Compass investorsOnex USI Acquisition Corp., Term Loan B, VAR, 4.250%, 12/27/19

5,944

20,377

ROC Finance LLC, Funded Term B Loan, VAR, 5.000%, 06/20/19

18,263

1,135

Sedgwick Claims Management Services, Inc., 2nd Lien Initial Term Loan, VAR, 6.750%, 02/28/22

991

25,198

Insurance — 0.4%

2,239

Alliant Holdings I, Inc., Initial Term Loan, VAR, 4.500%, 08/12/22

2,162

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Insurance — continued

1,957

HUB International Ltd., Initial Term Loan, VAR, 4.000%, 10/02/20

1,867

3,982

National Financial Partners Corp., 2014 Specified Refinancing Term Loan, VAR, 4.500%, 07/01/20

3,786

7,815

Real Estate Management & Development — 0.0% (g)

268

CityCenter Holdings LLC, Term B Loan, VAR, 4.250%, 10/16/20

266

Total Financials

52,611

Health Care — 11.4%

Biotechnology — 1.3%

22,751

Sage Products Holdings III LLC, Term Loan, VAR, 4.250%, 12/13/19

22,703

Health Care Equipment & Supplies — 1.9%

8,828

Auris Luxembourg III Sarl, Facility B-4, (Luxembourg), VAR, 4.250%, 01/17/22

8,608

8,132

Mallinckrodt International Finance S.A., Incremental Term B-1 Loan, VAR, 3.500%, 03/19/21

8,011

8,744

Mallinckrodt International Finance S.A., Initial Term B Loan, VAR, 3.250%, 03/19/21

8,554

11,258

Ortho-Clinical Diagnostics, Inc., Initial Term Loan, VAR, 4.750%, 06/30/21

9,590

34,763

Health Care Providers & Services — 4.8%

5,730

Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, VAR, 4.500%, 02/16/23 ^

5,719

7,496

Amsurg Corp., Initial Term Loan, VAR, 3.500%, 07/16/21

7,455

19,986

CHG Healthcare Services, Inc., Term Loan, VAR, 4.250%, 11/19/19

19,630

1,499

CHS/Community Health Systems, Inc., Incremental 2018 Term F Loan, VAR, 3.745%, 12/31/18

1,456

5,628

CHS/Community Health Systems, Inc., Incremental 2021 Term Loan H, VAR, 4.000%, 01/27/21

5,342

7,572

IASIS Healthcare LLC., Term Loan B, VAR, 4.500%, 05/03/18

7,359

17,122

inVentiv Health, Inc., Term Loan B-4, VAR, 7.750%, 05/15/18

16,919

1,913

MPH Acquisition Holdings LLC, Initial Term Loan, VAR, 3.750%, 03/31/21

1,864

21,684

National Mentor Holdings, Inc., Tranche B Term Loan, VAR, 4.250%, 01/31/21

21,033

86,777

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

7

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Pharmaceuticals — 3.4%

21,180

Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), VAR, 5.250%, 10/21/21

20,333

7,100

Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, VAR, 3.439%, 02/27/21

7,074

16,500

Valeant Pharmaceuticals International, Inc., Series D-2 Tranche B Term Loan, (Canada), VAR, 3.500%, 02/13/19

15,451

18,637

Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), VAR, 4.000%, 04/01/22

17,400

60,258

Total Health Care

204,501

Industrials — 9.9%

Aerospace & Defense — 0.3%

2,750

Transdigm Group, Inc., 1st Lien Term Loan D, VAR, 3.750%, 06/04/21 ^

2,623

2,750

Transdigm Group, Inc., 1st Lien Term Loan E, VAR, 3.500%, 05/16/22 ^

2,623

5,246

Airlines — 0.9%

9,468

Delta Air Lines, Inc., Term Loan B-1, VAR, 3.250%, 10/18/18

9,450

6,760

U.S. Airways, Inc., Term Loan B-1, VAR, 3.500%, 05/23/19

6,694

16,144

Building Products — 2.3%

9,686

Continental Building Products, Inc., 1st Lien Term Loan, VAR, 4.000%, 08/28/20

9,444

6,983

JELD-WEN, Inc., Term B-1 Loan, VAR, 4.750%, 07/01/22

6,808

17,777

Stardust Finance Holdings, Inc., Senior Lien Term Loan, VAR, 6.500%, 03/14/22

15,999

10,125

Summit Materials Co. I LLC, Term Loan, VAR, 4.000%, 07/18/22

9,973

42,224

Commercial Services & Supplies — 1.0%

1,890

Garda World Security Corp., Term B Delayed Draw Loan, (Canada), VAR, 5.500%, 11/06/20

1,778

6,171

Garda World Security Corp., Term B Loan, VAR, 4.004%, 11/06/20

5,806

2,022

Harland Clarke Holdings Corp., Extended Tranche B-2 Term Loan, VAR, 5.857%, 06/30/17

1,881

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Commercial Services & Supplies — continued

3,981

Multi Packaging Solutions, Inc., Term Loan B, VAR, 4.250%, 09/30/20

3,874

4,765

Packers Holdings LLC, Initial Term Loan, VAR, 5.000%, 12/02/21

4,717

18,056

Industrial Conglomerates — 0.4%

1,751

Autoparts Holdings Ltd., Term Loan, VAR, 7.000%, 07/29/17

1,404

8,815

Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19

5,994

7,398

Machinery — 3.5%

5,222

Gardner Denver, Inc., Initial Dollar Term Loan, VAR, 4.250%, 07/30/20

4,296

16,695

Gates Global LLC, Initial Dollar Term Loan, VAR, 4.250%, 07/06/21

14,671

21,743

Intelligrated, Inc., 1st Lien Term Loan, VAR, 4.504%, 07/30/18

20,710

7,563

Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), VAR, 4.250%, 03/11/22

7,354

15,826

Rexnord LLC/RBS Global Inc., Term Loan B, VAR, 4.000%, 08/21/20

15,122

62,153

Marine — 0.5%

2,960

American Commercial Lines, Inc., Term Loan B, VAR, 9.750%, 11/12/20

2,590

1,886

Drillships Ocean Ventures, Inc., Term Loan, VAR, 5.500%, 07/25/21

741

1,461

Navios Maritime Partners LP, Term Loan, (Greece), VAR, 5.500%, 06/18/20 ^

1,290

8,800

Shelf Drilling Holdings Ltd., Term Loan, (Cayman Islands), VAR, 10.000%, 10/08/18

3,982

8,603

Professional Services — 0.5%

3,086

On Assignment, Inc., Initial Term B Loan, VAR, 3.750%, 06/03/22

3,076

5,944

PGX Holdings, Inc., 1st Lien Initial Term Loan, VAR, 5.750%, 09/29/20

5,865

8,941

Road & Rail — 0.5%

11,649

Quality Distribution, Inc., 1st Lien Term Loan, VAR, 5.750%, 08/18/22

9,647

Total Industrials

178,412

SEE NOTES TO
FINANCIAL STATEMENTS.

8

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Assignments — continued

Information Technology — 9.0%

Communications Equipment — 2.0%

42,705

Avaya, Inc., Term Loan B-7, VAR, 6.250%, 05/29/20 ^

25,012

4,884

Blue Coat Systems, Inc., Initial Term Loan, VAR, 4.500%, 05/20/22

4,627

2,914

Mitel Networks Corp., Term Loan 2015, (Canada), VAR, 5.500%, 04/29/22

2,890

3,034

Riverbed Technology, Inc., Term Loan, VAR, 6.000%, 04/25/22

2,968

35,497

Electronic Equipment, Instruments & Components — 0.9%

10,693

Dell International LLC, Term Loan B-2, VAR, 4.000%, 04/29/20 ^

10,637

4,524

Natel Engineering Co., Inc., Initial Term Loan, VAR, 6.750%, 04/10/20

4,252

1,066

Zebra Technologies Corp., Initial Term Loan, VAR, 4.750%, 10/27/21

1,072

15,961

Internet Software & Services — 0.5%

5,297

Go Daddy Operating Co., Initial Term Loan, VAR, 4.250%, 05/13/21

5,256

4,705

Solar Winds Holdings, Inc., 1st Lien U.S. Term Loan, VAR, 6.500%, 02/03/23

4,503

9,759

IT Services — 2.4%

7,935

First Data Corp., 2021 New Dollar Term Loan, VAR, 4.434%, 03/24/21

7,810

First Data Corp., Term Loan,

20,500

VAR, 3.934%, 03/23/18

20,223

11,904

VAR, 3.934%, 09/24/18

11,724

3,308

Science Applications International Corp., Tranche B Incremental Loan, VAR, 3.750%, 05/04/22

3,302

43,059

Semiconductors & Semiconductor Equipment — 2.1%

19,830

Avago Technologies Ltd., Term B-1 Dollar Loan, (Singapore), VAR, 4.250%, 02/01/23

19,542

7,133

Microsemi Corp., Closing Date Term B Loan, VAR, 5.250%, 01/15/23

7,121

10,695

NXP B.V./NXP Funding LLC, Tranche B Loan, (Netherlands), VAR, 3.750%, 12/07/20

10,665

37,328

Software — 1.1%

8,079

Emdeon, Inc., Term B-2 Loan, VAR, 3.750%, 11/02/18

7,902

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Software — continued

4,600

Solera Holdings, Inc., Term Loan, VAR, 12/31/00 ^

4,491

6,190

SS&C Technologies Holdings, Inc., Term B-1 Loan, VAR, 4.007%, 07/08/22

6,134

892

SS&C Technologies Holdings, Inc., Term B-2 Loan, VAR, 4.018%, 07/08/22

885

19,412

Total Information Technology

161,016

Materials — 6.2%

Chemicals — 1.9%

2,744

Axalta Coating Systems U.S. Holdings, Inc., Term Loan, VAR, 3.750%, 02/01/20

2,706

3,710

GCP Applied Technologies, Inc., Term Loan, VAR, 5.250%, 02/03/22

3,712

4,281

Gemini HDPE LLC, Advance, VAR, 4.750%, 08/06/21

4,152

5,161

OCI Beaumont LLC, Term Loan B-3, VAR, 6.500%, 08/20/19

5,129

7,800

PolyOne Corp., Initial Loan, VAR, 3.750%, 11/11/22

7,778

11,790

Tronox Ltd., Term Loan, VAR, 4.500%, 03/19/20 ^

10,370

33,847

Construction Materials — 0.9%

6,637

Headwaters, Inc., Term B Loan, VAR, 4.500%, 03/24/22

6,625

9,750

Quikrete Holdings, Inc., 1st Lien Initial Loan, VAR, 4.000%, 09/28/20

9,493

16,118

Containers & Packaging — 1.7%

4,583

Ardagh Holdings USA, Inc., New Term Loan, VAR, 4.000%, 12/17/19

4,526

3,226

Berry Plastics Corp., Term E Loan, VAR, 3.750%, 01/06/21

3,170

2,977

Berry Plastics Corp., Term Loan D, VAR, 3.500%, 02/08/20

2,919

8,450

Berry Plastics Corp., Term Loan F, VAR, 4.000%, 10/03/22

8,397

8,831

Novolex, 1st Lien Term Loan, VAR, 6.000%, 12/05/21

8,787

2,960

Southern Graphics, Inc., New Term Loan, VAR, 4.250%, 10/17/19

2,879

30,678

Metals & Mining — 1.6%

5,762

Atkore International, Inc., 1st Lien Initial Term Loan, VAR, 4.500%, 04/09/21

5,460

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

9

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Loan Assignments — continued

Metals & Mining — continued

4,415

Atkore International, Inc., 2nd Lien Initial Term Loan, VAR, 7.750%, 10/09/21

3,963

6,716

Coeur Mining, Inc., Term Loan, VAR, 9.000%, 06/23/20

5,977

18,466

FMG Resources Pty, Ltd. (Fortescue Metals Group), Term Loan B, (Australia), VAR, 4.250%, 06/30/19

14,146

29,546

Paper & Forest Products — 0.1%

2,353

Unifrax I LLC/Unifrax Holding Co., Term Loan, VAR, 4.250%, 11/28/18

2,135

Total Materials

112,324

Telecommunication Services — 3.7%

Diversified Telecommunication Services — 3.5%

22,012

Altice Financing S.A., Term Loan, VAR, 5.500%, 07/02/19

21,758

5,997

Cincinnati Bell, Inc., Tranche B Term Loan, VAR, 4.000%, 09/10/20

5,732

12,305

Intelsat Jackson Holdings S.A., Tranche B-2 Term Loan, (Luxembourg), VAR, 3.750%, 06/30/19

10,938

8,002

Level 3 Financing, Inc., Term Loan B-3, VAR, 4.000%, 08/01/19

7,990

5,129

UPC Financing Partnership, Facility AH, VAR, 3.344%, 06/30/21

4,969

6,692

Virgin Media Investments Holdings Ltd., F Facility, (United Kingdom), VAR, 3.500%, 06/30/23

6,475

2,546

XO Communications LLC, Initial Term Loan, VAR, 4.250%, 03/20/21

2,529

2,000

Zayo Group, LLC, Term Loan B-2, VAR, 4.500%, 05/06/21

1,996

62,387

Wireless Telecommunication Services — 0.2%

1,220

Syniverse Holdings, Inc., Initial Term Loan, VAR, 4.000%, 04/23/19

793

6,207

Syniverse Holdings, Inc., Tranche B Term Loan, VAR, 4.000%, 04/23/19

4,004

4,797

Total Telecommunication Services

67,184

PRINCIPAL AMOUNT($)

SECURITY DESCRIPTION

VALUE($)

Utilities — 5.6%

Electric Utilities — 3.8%

31,834

Calpine Construction Finance Co., Term B-1 Loan, VAR, 3.000%, 05/03/20

29,884

4,854

Calpine Construction Finance Co., Term B-2 Loan, VAR, 3.250%, 01/31/22

4,517

8,819

InterGen N.V., Term Advance, VAR, 5.500%, 06/15/20

7,822

82,050

Texas Competitive Electric Holdings Co. LLC, Extended Term Loan, VAR, 4.906%, 10/10/17 (d)

22,400

11,000

Texas Competitive Electric Holdings Co. LLC, Non-Extended Term Loan, VAR, 4.906%, 10/10/17 (d)

2,915

67,538

Independent Power & Renewable Electricity Producers — 1.8%

Calpine Corp., Term Loan,

12,587

VAR, 3.500%, 05/27/22

11,900

4,000

VAR, 4.000%, 01/15/23

3,860

17,356

NRG Energy, Inc., Incremental Term Loan, VAR, 2.750%, 07/01/18

17,036

32,796

Total Utilities

100,334

Total Loan Assignments (Cost $1,719,495)

1,522,525

SHARES

Short-Term Investment — 6.0%

Investment Company — 6.0%

107,346

JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.350% (b) (l) (Cost $107,346)

107,346

Total Investments — 98.3% (Cost $1,993,575)

1,769,248

Other Assets in Excess of Liabilities — 1.7%

30,058

NET ASSETS — 100.0%

$
1,799,306

Percentages indicated are based on net assets.

SEE NOTES TO
FINANCIAL STATEMENTS.

10

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

Reg. S

—  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

VAR

  —  Variable Rate Security. The interest rate shown is the rate in effect as of February 29,
2016.

(b)

  —  Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)

— Defaulted Security.

(e)

—  Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)

— Amount rounds to less than 0.1%.

(h)

— Amount rounds to less than $1,000.

(l)

— The rate shown is the current yield as of February 29, 2016.

@

  —  The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of February 29, 2016.

^

  —  All or a portion of the security is unsettled as of February 29, 2016. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

SEE NOTES TO
FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

11

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2016 (Unaudited)

(Amounts in
thousands, except per share amounts)

  Floating Rate Income
Fund

ASSETS:

Investments in non-affiliates, at value

$
1,661,902

Investments in affiliates, at value

107,346

Total investment securities, at value

1,769,248

Cash

3,489

Foreign currency, at value

2

Receivables:

Investment securities sold

50,533

Fund shares sold

173

Interest from non-affiliates

11,890

Dividends from affiliates

29

Tax reclaims

323

Total Assets

1,835,687

LIABILITIES:

Payables:

Investment securities purchased

31,704

Fund shares redeemed

3,415

Accrued liabilities:

Investment advisory fees

771

Administration fees

113

Distribution fees

28

Shareholder servicing fees

76

Custodian and accounting fees

60

Trustees’ and Chief Compliance Officer’s fees

2

Other

212

Total Liabilities

36,381

Net Assets

$
1,799,306

SEE NOTES TO FINANCIAL
STATEMENTS.

12

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

  Floating Rate Income
Fund

NET ASSETS:

Paid-in-Capital

$
2,098,059

Accumulated undistributed (distributions in excess of) net investment income

(46
)

Accumulated net realized gains (losses)

(74,380
)

Net unrealized appreciation (depreciation)

(224,327
)

Total Net Assets

$
1,799,306

Net Assets:

Class A

$
76,964

Class C

21,660

Class R6

782,616

Select Class

918,066

Total

$
1,799,306

  Outstanding units of beneficial interest (shares)
($0.0001 par value; unlimited number of shares authorized):

Class A

8,691

Class C

2,453

Class R6

88,354

Select Class

103,647

Net Asset Value (a):

Class A — Redemption price per share

$
8.86

Class C — Offering price per share (b)

8.83

Class R6 — Offering and redemption price per share

8.86

Select Class — Offering and redemption price per share

8.86

Class A maximum sales charge

2.25
%

  Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]

$
9.06

Cost of investments in non-affiliates

$
1,886,229

Cost of investments in affiliates

107,346

Cost of foreign currency

2

(a)
Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(b)
Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

13

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2016 (Unaudited)

(Amounts in thousands)

  Floating Rate Income
Fund

INVESTMENT INCOME:

Interest income from non-affiliates

$
54,512

Dividend income from non-affiliates

256

Dividend income from affiliates

77

Total investment income

54,845

EXPENSES:

Investment advisory fees

5,797

Administration fees

863

Distribution fees:

Class A

103

Class C

92

Shareholder servicing fees:

Class A

103

Class C

31

Select Class

1,702

Custodian and accounting fees

88

Professional fees

74

Trustees’ and Chief Compliance Officer’s fees

11

Printing and mailing costs

24

Registration and filing fees

58

Transfer agent fees (See Note 2.G.)

17

Sub-transfer agent fees (See Note 2.G.)

43

Other

8

Total expenses

9,014

Less fees waived

(1,331
)

Less earnings credits

(1
)

Less expense reimbursements

—
(a)

Net expenses

7,682

Net investment income (loss)

47,163

REALIZED/UNREALIZED GAINS (LOSSES):

Net realized gain (loss) on transactions from:

Investments in non-affiliates

(41,873
)

Foreign currency transactions

(6
)

Net realized gain (loss)

(41,879
)

Change in net unrealized appreciation/depreciation on:

Investments in non-affiliates

(117,487
)

Foreign currency translations

—
(a)

Change in net unrealized appreciation/depreciation

(117,487
)

Net realized/unrealized gains (losses)

(159,366
)

Change in net assets resulting from operations

$
(112,203
)

(a)
Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

14

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended February 29, 2016 (Unaudited)

Year Ended August 31, 2015

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)

$
47,163

$
121,981

Net realized gain (loss)

(41,879
)

(33,140
)

Change in net unrealized appreciation/depreciation

(117,487
)

(117,222
)

Change in net assets resulting from operations

(112,203
)

(28,381
)

DISTRIBUTIONS TO SHAREHOLDERS:

Class A

From net investment income

(1,815
)

(3,964
)

From net realized gains

—

(3
)

Class C

From net investment income

(482
)

(940
)

From net realized gains

—

(1
)

Class R6

From net investment income

(15,716
)

(22,014
)

From net realized gains

—

(14
)

Select Class

From net investment income

(30,734
)

(98,585
)

From net realized gains

—

(69
)

Total distributions to shareholders

(48,747
)

(125,590
)

CAPITAL TRANSACTIONS:

Change in net assets resulting from capital transactions

(490,429
)

(1,433,176
)

NET ASSETS:

Change in net assets

(651,379
)

(1,587,147
)

Beginning of period

2,450,685

4,037,832

End of period

$
1,799,306

$
2,450,685

Accumulated undistributed (distributions in excess of) net investment income

$
(46
)

$
1,538

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

15

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

Floating Rate Income Fund

Six Months Ended February 29, 2016 (Unaudited)

Year Ended August 31, 2015

CAPITAL TRANSACTIONS:

Class A

Proceeds from shares issued

$
15,985

$
82,936

Distributions reinvested

1,815

3,418

Cost of shares redeemed

(20,413
)

(162,643
)

Change in net assets resulting from Class A capital transactions

$
(2,613
)

$
(76,289
)

Class C

Proceeds from shares issued

$
3,181

$
17,467

Distributions reinvested

476

927

Cost of shares redeemed

(6,760
)

(13,094
)

Change in net assets resulting from Class C capital transactions

$
(3,103
)

$
5,300

Class R6

Proceeds from shares issued

$
529,336

$
179,907

Distributions reinvested

12,346

8,751

Cost of shares redeemed

(97,031
)

(684,679
)

Change in net assets resulting from Class R6 capital transactions

$
444,651

$
(496,021
)

Select Class

Proceeds from shares issued

$
104,937

$
516,352

Distributions reinvested

5,657

23,376

Cost of shares redeemed

(1,039,958
)

(1,405,894
)

Change in net assets resulting from Select Class capital transactions

$
(929,364
)

$
(866,166
)

Total change in net assets resulting from capital transactions

$
(490,429
)

$
(1,433,176
)

SHARE TRANSACTIONS:

Class A

Issued

1,737

8,398

Reinvested

198

348

Redeemed

(2,221
)

(16,557
)

Change in Class A Shares

(286
)

(7,811
)

Class C

Issued

342

1,775

Reinvested

52

95

Redeemed

(734
)

(1,347
)

Change in Class C Shares

(340
)

523

Class R6

Issued

56,748

18,374

Reinvested

1,359

894

Redeemed

(10,678
)

(69,497
)

Change in Class R6 Shares

47,429

(50,229
)

Select Class

Issued

11,499

52,490

Reinvested

607

2,387

Redeemed

(111,965
)

(142,971
)

Change in Select Class Shares

(99,859
)

(88,094
)

SEE NOTES TO FINANCIAL
STATEMENTS.

16

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

THIS PAGE IS
INTENTIONALLY LEFT BLANK

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

17

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net investment income

Net realized gain

Total distributions

Floating Rate Income Fund

Class A

Six Months Ended February 29, 2016 (Unaudited)

$
9.56

$
0.19
(f)(h)

$
(0.68
)

$
(0.49
)

$
(0.21
)

$
—

$
(0.21
)

Year Ended August 31, 2015

10.04

0.38
(f)

(0.47
)

(0.09
)

(0.39
)

—
(g)

(0.39
)

Year Ended August 31, 2014

10.02

0.39
(h)

0.02

0.41

(0.38
)

(0.01
)

(0.39
)

Year Ended August 31, 2013

9.89

0.43

0.14

0.57

(0.43
)

(0.01
)

(0.44
)

Year Ended August 31, 2012

9.41

0.47
(f)

0.44

0.91

(0.43
)

—
(g)

(0.43
)

June 1, 2011 (i) through August 31, 2011

10.00

0.09
(f)

(0.63
)

(0.54
)

(0.05
)

—

(0.05
)

Class C

Six Months Ended February 29, 2016 (Unaudited)

9.54

0.17
(f)(h)

(0.70
)

(0.53
)

(0.18
)

—

(0.18
)

Year Ended August 31, 2015

10.02

0.33
(f)

(0.46
)

(0.13
)

(0.35
)

—
(g)

(0.35
)

Year Ended August 31, 2014

10.01

0.34
(h)

0.02

0.36

(0.34
)

(0.01
)

(0.35
)

Year Ended August 31, 2013

9.88

0.40

0.13

0.53

(0.39
)

(0.01
)

(0.40
)

Year Ended August 31, 2012

9.41

0.44
(f)

0.42

0.86

(0.39
)

—
(g)

(0.39
)

June 1, 2011 (i) through August 31, 2011

10.00

0.06
(f)

(0.61
)

(0.55
)

(0.04
)

—

(0.04
)

Class R6

Six Months Ended February 29, 2016 (Unaudited)

9.57

0.21
(f)(h)

(0.70
)

(0.49
)

(0.22
)

—

(0.22
)

Year Ended August 31, 2015

10.05

0.41
(f)

(0.46
)

(0.05
)

(0.43
)

—
(g)

(0.43
)

October 31, 2013 (k) through August 31, 2014

10.10

0.34
(h)

(0.03
)

0.31

(0.35
)

(0.01
)

(0.36
)

Select Class

Six Months Ended February 29, 2016 (Unaudited)

9.57

0.21
(f)(h)

(0.70
)

(0.49
)

(0.22
)

—

(0.22
)

Year Ended August 31, 2015

10.05

0.40
(f)

(0.46
)

(0.06
)

(0.42
)

—
(g)

(0.42
)

Year Ended August 31, 2014

10.03

0.42
(h)

0.02

0.44

(0.41
)

(0.01
)

(0.42
)

Year Ended August 31, 2013

9.89

0.46

0.15

0.61

(0.46
)

(0.01
)

(0.47
)

Year Ended August 31, 2012

9.41

0.50
(f)

0.43

0.93

(0.45
)

—
(g)

(0.45
)

June 1, 2011 (i) through August 31, 2011

10.00

0.08
(f)

(0.62
)

(0.54
)

(0.05
)

—

(0.05
)

(a)
Annualized for periods less than one year, unless otherwise noted.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% unless otherwise noted.

(e)
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average value of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

(f)
Calculated based upon average shares outstanding.

(g)
Amount rounds to less than $0.01.

(h)
Net investment income (loss) may appear disproportionate among the classes due to the timing of recognition of income and changes in the relative size of the classes.

(i)
Commencement of operations.

(j)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended August 31, 2011.

(k)
Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

18

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (excludes sales charge) (b)(c)

Net assets, end of period (000’s)

Net expenses (d)

Net investment income (loss)

     Expenses without waivers, reimbursements and earnings
credits

Portfolio turnover rate (b)(e)

$
8.86

(5.23
)%

$
76,964

0.99
%

4.24
%(h)

1.25
%

12
%

9.56

(0.92
)

85,854

0.99

3.85

1.25

16

10.04

4.15

168,575

0.98

3.85
(h)

1.15

61

10.02

5.90

158,323

0.97

4.64

1.16

42

9.89

9.82

63,811

0.97

4.80

1.20

65

9.41

(5.43
)

54,039

0.95
(j)

3.68
(j)

1.33
(j)

1

8.83

(5.58
)

21,660

1.49

3.73
(h)

1.73

12

9.54

(1.37
)

26,637

1.49

3.35

1.73

16

10.02

3.59

22,738

1.48

3.35
(h)

1.65

61

10.01

5.50

15,323

1.47

4.07

1.65

42

9.88

9.24

2,408

1.47

4.45

1.68

65

9.41

(5.55
)

285

1.48
(j)

2.43
(j)

2.58
(j)

1

8.86

(5.16
)

782,616

0.64

4.64
(h)

0.66

12

9.57

(0.49
)

391,548

0.64

4.18

0.67

16

10.05

3.05

916,404

0.63

4.11
(h)

0.66

61

8.86

(5.20
)

918,066

0.74

4.44
(h)

0.91

12

9.57

(0.61
)

1,946,646

0.74

4.09

0.92

16

10.05

4.40

2,930,115

0.73

4.10
(h)

0.90

61

10.03

6.25

3,158,706

0.72

4.85

0.91

42

9.89

10.09

781,827

0.72

5.12

0.94

65

9.41

(5.40
)

187,051

0.72
(j)

3.37
(j)

1.55
(j)

1

SEE NOTES TO FINANCIAL
STATEMENTS.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

19

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited)

1. Organization

JPMorgan Trust I (the
“Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

Classes Offered

Diversified/Non-Diversified

Floating Rate Income Fund

Class A, Class C, Class R6 and Select Class

Diversified

The investment objective of the Fund is to seek to provide current income with a secondary objective of capital appreciation.

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge
(“CDSC”). No sales charges are assessed with respect to Class R6 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges, except that each class may bear different transfer agency, sub-transfer agency, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. Valuation of Investments — The valuation of investments is in accordance with GAAP and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Funds Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee
(“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued
based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying
Funds”), are valued at each Underlying Fund’s NAV as of the report date.

Forward Foreign Currency Exchange Contracts are valued
utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•

Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level
within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the
Schedule of Portfolio Investments (amounts in thousands):

Level 1 Quoted prices

Level 2 Other significant observable inputs

Level 3 Significant unobservable inputs

Total

Investments in Securities

Debt Securities

Corporate Bonds

Consumer Discretionary

$
—

$
14,845

$
—

$
14,845

Consumer Staples

—

2,311

—

2,311

Energy

—

14,553

—

14,553

Health Care

—

12,952

—

12,952

Industrials

—

34,707

2,166

36,873

Materials

—

3,709

9,999

13,708

Telecommunication Services

—

16,757

—

16,757

Utilities

—

14,165

—

14,165

Total Corporate Bonds

—

113,999

12,165

126,164

Preferred Stock

Financials

—

13,213

—

13,213

Loan Assignments

Consumer Discretionary

—

449,141

—
(a)

449,141

Consumer Staples

—

153,012

—

153,012

Energy

—

43,990

—

43,990

Financials

—

52,611

—

52,611

Health Care

—

204,501

—

204,501

Industrials

—

171,128

7,284

178,412

Information Technology

—

161,016

—

161,016

Materials

—

106,347

5,977

112,324

Telecommunication Services

—

67,184

—

67,184

Utilities

—

100,334

—

100,334

Total Loan Assignments

—

1,509,264

13,261

1,522,525

Short-Term Investment

Investment Company

107,346

—

—

107,346

Total Investments in Securities

$
107,346

$
1,636,476

$
25,426
*

$
1,769,248

(a)
Amount rounds to less than $1,000.

*
Level 3 securities are valued by brokers and pricing services. At February 29, 2016, the value of these securities was approximately $25,426,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

There were no transfers between level 1 and level 2 during the six months ended February 29, 2016.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

21

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Balance as of August 31, 2015

Realized gain (loss)

Change in unrealized appreciation (depreciation)

Net accretion (amortization)

Purchases[1]

Sales[2]

Transfers into Level 3

Transfers out of Level 3

Balance as of February 29, 2016

Investments in Securities

Corporate Bonds — Industrials

$
1,250

$
—

$
(1,888
)

$
7

$
—

$
—

$
4,047

$
(1,250
)

$
2,166

Corporate Bonds — Materials

—

(868
)

(1,125
)

(49
)

—

(12,210
)

24,251

—

9,999

Loan Assignments — Consumer Discretionary

—
(a)

—

—

—

—

—

—

—

—
(a)

Loan Assignments — Industrials

—

(262
)

(2,606
)

8

—

(2,073
)

12,217

—

7,284

Loan Assignments — Materials

6,615

—

(605
)

—
(a)

—

(33
)

—

—

5,977

Total

$
7,865

$
(1,130
)

$
(6,222
)

$
(35
)

$
—

$
(14,316
)

$
40,514

$
(1,250
)

$
25,426

[1]
Purchases include all purchases of securities and securities received in corporate actions.

[2]
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)
Amount rounds to less than $1,000.

Transfers into,
and out of, level 3 are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), respectively, which resulted in a lack or increase in available market inputs to determine price for the six months ended February 29, 2016.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 29, 2016, which were valued using significant unobservable inputs (level 3) amounted to approximately $(6,222,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

B. Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into
U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

The Fund
does not isolate the effect of changes in foreign exchange rates from changes in market prices on securities held. Accordingly, such changes are included within Change in net unrealized appreciation/depreciation on investments on the Statement of
Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses are included in Net realized gain (loss) on foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end and are included in Change in net unrealized appreciation/depreciation on foreign currency translations on the Statement of Operations.

C. Restricted Securities — Certain
securities held by the Fund may be subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933, (the “Securities Act”).
Disposal of these securities may involve time-consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Fund.

As of February 29, 2016, the Fund had no investments in restricted securities other than securities sold to the Fund under Rule 144A or Regulation S under the Securities Act.

D. Forward Foreign Currency Exchange Contracts — The Fund used forward foreign currency exchange contracts including non-deliverable forwards mainly as a substitute for securities in which the Fund can invest, to increase income or gain to the Fund and to hedge or manage the Fund’s exposure to foreign currency risks associated with portfolio investments. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

22

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparties (i.e. decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e. close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

E. Loan Assignments — The Fund may invest in debt instruments that are interests in amounts owed to lenders or lending syndicates (a “Lender”) by corporate, governmental, or other borrowers (a “Borrower”). A loan is often administered by a bank or other financial institution (the “Agent”)
that acts as agent for all holders. The Agent administers the terms of the loan, as specified in the loan agreement. The fund invests in loan assignments of all or a portion of the loans. When a fund purchases a loan assignment, the fund has direct rights against the Borrower on a loan, provided, however, the Fund’s rights may be more limited than the Lender from which they acquired the assignment and the fund may be able to enforce its rights only through the Agent. As a result, a fund assumes the credit risk of the Borrower as well as any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). A fund may incur certain costs and delays in realizing payment on a loan assignment or suffer a loss of principal and/or interest if assets or interests held by the Agent or other Intermediate Participants are determined to be subject to the claims of the Agent’s or other Intermediate Participant’s creditors. In addition, it is unclear whether loan assignments and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. Also, because J.P. Morgan Investment Management Inc. (the “Adviser” or
“JPMIM”), an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”), may wish to invest in publicly traded securities of a Borrower, it may not have access to material non-public information regarding the
Borrower to which other investors have access. Although certain loan assignments are secured by collateral, a fund could experience delays or limitations in realizing the value on such collateral or have its interest subordinated to other indebtedness of the Borrower. Loan assignments are vulnerable to market conditions such that economic conditions or other events may reduce the demand for assignments and certain assignments which were liquid, when purchased, may become illiquid and they may be difficult to value. In addition, the settlement period for loans is uncertain as there is no standardized settlement schedule applicable to such investments. Therefore, a fund may not receive the proceeds from a sale of such investments for a period after the sale.

Certain loan assignments are also subject to the risks associated with high yield securities described under Note 7
— Risks, Concentrations and Indemnifications.

At February 29, 2016, the Fund had investments in Loan Assignments that amounted to more than 5% of the Fund’s net assets, by agent bank as follows:

Agent Bank

Percentage

Credit Suisse International

14.5
%

Deutsche Bank AG

13.4

Goldman Sachs International

11.5

Bank of America, N.A.

10.7

Barclays Bank plc

9.8

Citibank, N.A

8.1

F. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or when the Fund first learns of the dividend.

G. Allocation of Income and Expenses — Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. In calculating the NAV of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Transfer agent fees
and sub-transfer agent fees are class-specific expenses. The amount of the transfer-agent and sub-transfer agent fees charged to each class of the Fund for the six months ended February 29, 2016 are as follows (amounts in thousands):

Class A

Class C

Class R6

Select Class

Total

Transfer agent fees

$
5

$
2

$
2

$
8

$
17

Sub-transfer agent fees

30

6

—

7

43

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

23

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

H. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of
1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized capital gains on investments. Accordingly, no provision for
Federal income tax is necessary. Management has reviewed the Fund’s tax positions for all open tax years and has determined that as of February 29, 2016, no liability for income tax is required in the Fund’s financial statements for net unrecognized tax benefits. However, management’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

I. Foreign Taxes — The Fund may be subject to
foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

J. Distributions to Shareholders — Distributions from net investment income are generally declared and paid monthly and are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed by the Fund at least annually. The amount of distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from GAAP. To the extent these
“book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, the Adviser supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate of 0.55% of the Fund’s average daily net assets.

The Adviser waived Investment Advisory fees and/or
reimbursed expenses as outlined in Note 3.F.

B. Administration Fee — Pursuant to an Administration Agreement, the Administrator, an
indirect, wholly-owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee accrued daily and paid monthly at an annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex covered by the Administration Agreement (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended February 29, 2016, the effective rate was 0.08% of the Fund’s average daily net assets, notwithstanding any fee waivers and/or expense reimbursements.

The Administrator waived Administration fees as outlined in Note 3.F.

Effective April 1, 2016, the Administrator merged into JPMIM, and JPMIM became the Fund’s administrator under the Administration Agreement.

JPMorgan Chase Bank, N.A. (“JPMCB”), a wholly-owned subsidiary of JPMorgan, serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator,
JPMCB receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement,
JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares.

The Board has adopted a Distribution Plan (the “Distribution Plan”) for Class A and Class C Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25% and 0.75% of the average daily net assets of Class A and Class C Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended February 29, 2016, the Distributor retained the following (amounts in thousands):

Front-End Sales Charge

CDSC

$
7

$
—
(a)

(a)
Amount rounds to less than $1,000.

D. Shareholder
Servicing Fees — The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. The Class R6 Shares do not participate in the Shareholder Servicing Agreement. For performing these services, the Distributor receives a fee that is accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets of Class A, Class C and Select
Class Shares, respectively.

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

24

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMCB provides portfolio custody and accounting services to the Fund. For these services, the Fund pays JPMCB transaction and asset-based fees that vary according to the number of transactions and positions, plus out-of-pocket expenses. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees on the Statement of Operations. Payments to the custodian may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits, if any, are presented separately on the Statement of Operations.

Interest income earned on cash balances at the custodian, if any, is included in Interest income from affiliates on the Statement of Operations.

Interest expense paid to the custodian related to cash overdrafts, if any, is included in Interest expense to affiliates on the
Statement of Operations.

F. Waivers and Reimbursements — The Adviser, Administrator and/or Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend expenses related to short sales, interest expenses related to short sales (effective January 1, 2016), interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed the percentages of the Fund’s respective average daily net assets as shown in the table below:

Class A

Class C

Class R6

Select Class

1.00%

1.50
%

0.65
%

0.75
%

The expense limitation agreement was in effect for the six months ended February 29, 2016 and is in place until at least
December 30, 2016.

For the six months ended February 29, 2016, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expect the Fund to repay any such waived fees and/or reimbursed expenses in future years.

Contractual Waivers

  Investment
Advisory

Administration

Shareholder Servicing

Total

Contractual Reimbursements

$
48

$
32

$
1,154

$
1,234

$
—
(a)

(a)
Amounts rounds to less than $1,000.

Additionally, the
Fund may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). Effective December 29, 2015, the Adviser, Administrator and/or Distributor, as shareholder servicing agent, have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market fund on the Fund’s investment in such affiliated money market fund. Prior to
December 29, 2015, a portion of the waiver was voluntary.

The amounts of these waivers/reimbursements resulting from investments in these money market funds for the six months ended February 29, 2016 was approximately $97,000.

G. Other — Certain officers of the
Trust are affiliated with the Adviser, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board appointed a Chief Compliance Officer to the Fund in accordance with Federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees on the
Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as Trustees. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

The Fund may use related party broker-dealers. For the six months ended February 29, 2016, the Fund did not incur any brokerage commissions with broker-dealers affiliated with the Adviser.

The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments, subject to certain conditions.

4. Investment Transactions

During the six months ended February 29, 2016, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)

  Sales
(excluding U.S. Government)

$
236,966

$
743,814

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

25

NOTES TO FINANCIAL STATEMENTS

AS OF FEBRUARY 29, 2016 (Unaudited) (continued)

During the six months ended February 29, 2016, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investment securities held at February 29, 2016 were as follows (amounts in thousands):

  Aggregate
Cost

  Gross
 Unrealized
Appreciation

  Gross
 Unrealized
Depreciation

Net Unrealized Appreciation (Depreciation)

$
1,993,575

$
1,990

$
226,317

$
(224,327
)

As of August 31, 2015, the Fund had the following post-enactment net capital loss carryforwards (amounts in thousands):

Capital Loss Carryforward Character

Short-Term

Long-Term

$
6,007

$
1,496

6. Borrowings

The Fund relies upon an exemptive order granted by the SEC (the “Order”) permitting the establishment and operation of an Interfund Lending
Facility (the “Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPMorgan Trust II and may be relied upon by the Fund because the Fund and the series of JPMorgan
Trust II are both investment companies in the same “group of investment companies” (as defined in Section 12(d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds, including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 7, 2016.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at February 29, 2016, or at any time during the six months then ended.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown. The amount of exposure would depend on future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

As of February 29, 2016, an affiliate of the Adviser had investment discretion with respect to its clients’ holdings in the Fund, which collectively represent 51.4% of the Fund’s net assets.

As of February 29, 2016, the J.P. Morgan Investor Funds and JPMorgan
SmartRetirement Funds, which are affiliated funds of funds, owned in the aggregate, shares representing more than 10% of the net assets of the Fund as follows:

J.P. Morgan Investor Funds

JPMorgan SmartRetirement Funds

24.3
%

10.2
%

Significant shareholder transactions by these shareholders may impact the Fund’s performance.

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund invests in floating rate loans and other floating rate debt securities. Although these investments are generally less sensitive to interest rate changes than other fixed rate instruments, the value of floating rate loans and other floating rate investments may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given the historically low interest rate environment, risks associated with rising rates are heightened. The ability of the issuers of debt to meet their obligations may be affected by the economic and political developments in a specific industry or region.

The Fund invests
in high yield securities that are not rated or rated below investment grade (commonly known as “junk bonds.”) These securities are considered to be high risk investments. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally

26

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

unsecured and are often subordinated to other creditors’ claims. The market price of these securities can change suddenly and unexpectedly. As a result, the Fund is intended for investors who are able and willing to assume a high degree of risk.

The Fund is subject to the risk that, should the Fund decide to sell an illiquid investment when a ready buyer is not available at a price the Fund deems to be representative of its value, the value of the Fund’s net assets could be adversely affected.

FEBRUARY 29, 2016

J.P. MORGAN INCOME FUNDS

27

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these ongoing costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in each Class at the beginning of the reporting period, September 1,
2015, and continued to hold your shares at the end of the reporting period, February 29, 2016.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

Beginning Account Value September 1, 2015

Ending Account Value February 29, 2016

Expenses Paid During the Period*

Annualized Expense Ratio

Floating Rate Income Fund

Class A

Actual

$
1,000.00

$
947.70

$
4.79

0.99
%

Hypothetical

1,000.00

1,019.94

4.97

0.99

Class C

Actual

1,000.00

944.20

7.20

1.49

Hypothetical

1,000.00

1,017.45

7.47

1.49

Class R6

Actual

1,000.00

948.40

3.10

0.64

Hypothetical

1,000.00

1,021.68

3.22

0.64

Select Class

Actual

1,000.00

948.00

3.58

0.74

Hypothetical

1,000.00

1,021.18

3.72

0.74

*
Expenses are equal to each Class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

28

J.P. MORGAN INCOME FUNDS

FEBRUARY 29, 2016

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and
Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and on the Fund’s website at www.jpmorganfunds.com. A description of such policies and procedures is on the
SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Adviser. A copy of the Fund’s voting record for the most recent
12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase &
Co., 2016. All rights reserved. February 2016.

SAN-FRI-216

ITEM 2. CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the
period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semi-annual
report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii)
of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable - Less than 50%.

(g)
Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the
registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the
Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d))
regarding an exemption from the listing standards for all audit committees.

Not applicable to a semi-annual report.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I –
Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this
Form.

Included in Item 1.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is
filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3)
of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11. CONTROLS
AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or
240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form
N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as
part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate
certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule
30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Office

May 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Robert L. Young

Robert L. Young

President and Principal Executive Officer

May 5, 2016

By:

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer and Principal Financial Officer

May 5, 2016